UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22733

John Hancock Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Multifactor ETFs

Semiannual report 10/31/2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

Despite heightened fears over the coronavirus (COVID-19), which sent markets tumbling prior to the beginning of the reporting period, global financial markets delivered positive returns for the 6 months ended October 31, 2020. The governments of many nations worked to shore up their economies, and equity markets began to rise from their first-quarter sell-off; this comeback gathered momentum for the remainder of the period.

Of course, it would be a mistake to consider this market turnaround a trustworthy signal of assured or swift economic recovery. Economic growth has slowed as the ongoing spread of COVID-19 continues to create uncertainty among businesses and investors. Lockdowns and curfews in certain parts of the world have been reinstated and consumer spending remains far below prepandemic levels.

From an investment perspective, we continue to think that maintaining a focus on long-term objectives while pursuing a risk-aware strategy is a prudent way forward. Above all, we believe the counsel of a trusted financial professional continues to matter now more than ever. Periods of heightened uncertainty are precisely the time to review your financial goals and follow a plan that helps you make the most of what continues to be a challenging situation.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multifactor ETFs

Table of contents

2	Multifactor exchange-traded funds (ETFs) at a glance
4	John Hancock Multifactor Consumer Discretionary ETF
5	John Hancock Multifactor Consumer Staples ETF
6	John Hancock Multifactor Developed International ETF
7	John Hancock Multifactor Emerging Markets ETF
8	John Hancock Multifactor Energy ETF
9	John Hancock Multifactor Financials ETF
10	John Hancock Multifactor Healthcare ETF
11	John Hancock Multifactor Industrials ETF
12	John Hancock Multifactor Large Cap ETF
13	John Hancock Multifactor Materials ETF
14	John Hancock Multifactor Media and Communications ETF
15	John Hancock Multifactor Mid Cap ETF
16	John Hancock Multifactor Small Cap ETF
17	John Hancock Multifactor Technology ETF
18	John Hancock Multifactor Utilities ETF
19	Premium/discount analysis
22	Your expenses
24	Funds' investments
75	Financial statements
88	Financial highlights
96	Notes to financial statements
110	Continuation of investment advisory and subadvisory agreements
118	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       1

Multifactor exchange-traded funds (ETFs) at a glance

Many traditional indexes and index funds are weighted by market capitalization, a bias that can expose investors to certain risks and potentially reduce returns. Strategic beta strategies such as John Hancock Multifactor ETFs offer a different approach. Each ETF seeks to improve on cap-weighted strategies by tracking an index that combines active management insight with the discipline of a rules-based approach.

STRATEGIC BETA1: STRIKING A BALANCE BETWEEN ACTIVE AND PASSIVE INVESTING

PHILOSOPHY BACKING INDEX DESIGN

According to Dimensional Fund Advisors, subadvisor for all John Hancock Multifactor ETFs, there are four key factors that drive higher expected returns, and these factors guide Dimensional's index construction and semiannual reconstitution.

Market
Equity premium—stocks over bonds

Company size
Small-cap premium—small company stocks over large company stocks

Relative price2
Value premium—value stocks over growth stocks

Profitability3
Profitability premium—stocks of highly profitable companies over stocks of less profitable companies

To be considered a true factor, a premium must be sensible, persistent across time periods, pervasive across markets, robust in data, and cost effective.

WHY MULTIFACTOR?

Individual factors can be volatile: there's no telling which will be the best performing from year to year. Adopting a multifactor approach is one way investors can pursue more consistent—and more attractive—risk-adjusted returns.

1	Strategic beta (also known as smart beta) defines a set of investment strategies that seek to improve on traditional market-capitalization weighted indexes in order to lower risk and achieve better diversification.
2	Relative price as measured by the price-to-book ratio; value stocks are those with lower price-to-book ratios.
3	Profitability is a measure of current profitability, based on information from individual companies' income statements.
SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       2

A note about risks
The funds may be subject to various risks as described in the funds' prospectus. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance. For example, the novel coronavirus disease (COVID-19) has resulted in significant disruptions to global business activity. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social, and economic risks. Any such impact could adversely affect the funds' performance, resulting in losses to your investment. For more information, please refer to the "Principal risks" section of the prospectus.

A note about the performance shown on the following pages
Net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on the NYSE (see Note 2 to financial statements). Market price is determined using the bid/ask midpoint at 4 P.M. Eastern time, when the NAV is typically calculated. Your returns may differ if you traded shares at other times during the day.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited. For the most recent month-end performance, visit jhinvestments.com/etf.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       3

Multifactor Consumer Discretionary ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-year	5-year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	13.37	9.11	10.01	28.09	54.63	62.54
Market price	13.37	9.11	10.01	28.09	54.61	62.56
John Hancock Dimensional Consumer Discretionary Index[2]	13.82	9.58	10.49	28.41	58.01	66.20
Russell 1000 Consumer Discretionary Index[3]	26.90	14.92	16.09	26.25	100.48	113.82

INDUSTRY COMPOSITION (%)

Specialty retail	26.7
Hotels, restaurants and leisure	17.6
Internet and direct marketing retail	12.6
Textiles, apparel and luxury goods	8.8
Automobiles	7.6
Multiline retail	7.0
Leisure products	3.2
Household durables	2.9
Commercial services and supplies	2.2
Diversified consumer services	1.9
Other	9.5
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Consumer Discretionary ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Amazon.com, Inc.	5.4
The Home Depot, Inc.	4.8
Tesla, Inc.	3.6
NIKE, Inc., Class B	3.5
Target Corp.	3.1
Best Buy Company, Inc.	3.0
The TJX Companies, Inc.	2.9
McDonald's Corp.	2.7
Lowe's Companies, Inc.	2.6
Booking Holdings, Inc.	2.3
TOTAL	33.9

The value of a $10,000 investment calculated at market value from inception through period end would be $16,256.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Consumer Discretionary Index is designed to comprise securities in the consumer discretionary sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The consumer discretionary sector is composed of companies in areas such as restaurants, media, consumer retail, leisure equipment and products, hotels, apparel, automobiles, and consumer durable goods. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	Effective 9/21/20, the underlying components of the Russell 1000 Consumer Discretionary Index reflect a new company classification methodology. Consequently, the custom blended benchmark's performance consists of 100% of the prior methodology through 9/18/20 and 100% of the current methodology thereafter.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.74
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       4

Multifactor Consumer Staples ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	6.20	6.12	8.64	31.41
Market price	6.23	6.13	8.72	31.48
John Hancock Dimensional Consumer Staples Index[2]	6.60	6.58	8.87	34.03
Russell 1000 Consumer Staples Index[3]	2.46	4.48	7.53	22.33

INDUSTRY COMPOSITION (%)

Food products	31.0
Food and staples retailing	21.8
Beverages	18.8
Household products	17.4
Tobacco	6.5
Chemicals	3.0
Household durables	0.9
Personal products	0.5
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Consumer Staples ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Walmart, Inc.	6.3
The Procter & Gamble Company	6.3
The Coca-Cola Company	6.1
PepsiCo, Inc.	6.0
Costco Wholesale Corp.	5.6
The Kroger Company	4.6
Philip Morris International, Inc.	3.4
The Clorox Company	3.1
Altria Group, Inc.	3.1
Archer-Daniels-Midland Company	3.1
TOTAL	47.6

The value of a $10,000 investment calculated at market value from inception through period end would be $13,148.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Consumer Staples Index is designed to comprise securities in the consumer staples sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The consumer staples sector is composed of companies involved in areas such as the production, manufacture, distribution or sale of food, beverages, tobacco, household goods, or personal products. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	Effective 9/21/20, the underlying components of the Russell 1000 Consumer Staples Index reflect a new company classification methodology. Consequently, the custom blended benchmark's performance consists of 100% of the prior methodology through 9/18/20 and 100% of the current methodology thereafter.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.85
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       5

Multifactor Developed International ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1 year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	-7.59	3.42	8.60	13.93
Market price	-6.94	3.52	10.27	14.36
John Hancock Dimensional Developed International Index[2]	-7.00	4.16	9.01	17.12
MSCI EAFE Index[3]	-6.86	4.03	8.57	16.57

SECTOR COMPOSITION (%)

Industrials	16.4
Financials	14.5
Consumer discretionary	12.5
Health care	12.0
Materials	10.1
Consumer staples	9.7
Information technology	7.0
Communication services	6.5
Utilities	5.2
Real estate	3.0
Other	3.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Developed International ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Nestle SA	1.8
Toyota Motor Corp.	1.5
Roche Holding AG	1.1
Novartis AG	0.9
Orange SA	0.8
Lonza Group AG	0.7
AstraZeneca PLC	0.7
LVMH Moet Hennessy Louis Vuitton SE	0.7
Cie Generale des Etablissements Michelin SCA	0.6
Wolters Kluwer NV	0.6
TOTAL	9.4

The value of a $10,000 investment calculated at market value from inception through period end would be $11,436.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 12-15-16.
2	The John Hancock Dimensional Developed International Index is designed to comprise a subset of securities of companies associated with developed markets outside of the United States and Canada. The index is reconstituted and rebalanced on a semiannual basis.
3	The MSCI Europe, Australasia, and Far East (EAFE) Index comprises securities of publicly traded large- and mid-cap stocks of companies in those regions.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.43
Net (%)	0.39

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       6

Multifactor Emerging Markets ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	-0.02	1.21	15.56	2.54
Market price	0.15	1.04	18.14	2.20
John Hancock Dimensional Emerging Markets Index[2]	1.01	1.76	16.39	3.73
MSCI Emerging Markets Index[3]	8.25	5.02	20.96	10.80

SECTOR COMPOSITION (%)

Financials	22.1
Information technology	17.3
Consumer discretionary	15.8
Communication services	12.1
Materials	8.1
Consumer staples	6.4
Energy	5.8
Industrials	4.0
Health care	3.5
Real estate	2.9
Other	2.0
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Emerging Markets ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Tencent Holdings, Ltd.	4.6
Alibaba Group Holding, Ltd., ADR	4.4
Samsung Electronics Company, Ltd.	4.2
Taiwan Semiconductor Manufacturing Company, Ltd.	4.1
China Construction Bank Corp., H Shares	2.2
Ping An Insurance Group Company of China, Ltd., H Shares	1.9
JD.com, Inc., ADR	1.5
Reliance Industries, Ltd.	1.4
NetEase, Inc., ADR	1.3
China Mobile, Ltd.	1.1
TOTAL	26.7

The value of a $10,000 investment calculated at market value from inception through period end would be $10,220.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-27-18.
2	The John Hancock Dimensional Emerging Markets Index is designed to comprise a subset of securities of companies associated with emerging markets, which may include frontier markets (Emerging markets in an earlier stage of development). The index is reconstituted and rebalanced on a semiannual basis.
3	The MSCI Emerging Markets Index is an unmanaged index designed to measure the performance of developing markets.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.55
Net (%)	0.49

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       7

Multifactor Energy ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	-48.14	-14.17	-20.16	-50.46
Market price	-48.38	-14.25	-20.50	-50.68
John Hancock Dimensional Energy Index[2]	-48.10	-13.84	-20.07	-49.57
Russell 1000 Energy Index[3]	-42.39	-11.15	-16.66	-41.93

INDUSTRY COMPOSITION (%)

Oil, gas and consumable fuels	84.0
Energy equipment and services	12.6
Specialty retail	2.0
Short-term investments and other	1.4
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Energy ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Chevron Corp.	7.6
The Williams Companies, Inc.	6.8
Kinder Morgan, Inc.	6.3
Marathon Petroleum Corp.	6.1
Exxon Mobil Corp.	6.0
Schlumberger NV	5.8
ConocoPhillips	5.5
Valero Energy Corp.	4.9
EOG Resources, Inc.	4.9
Halliburton Company	3.8
TOTAL	57.7

The value of a $10,000 investment calculated at market value from inception through period end would be $4,932.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Energy Index is designed to comprise securities in the energy sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The energy sector is composed of companies involved in areas such as the production, distribution, or sale of alternative fuels, coal, electricity, natural gas, nuclear power, oil, and other forms of energy. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	Effective 9/21/20, the underlying components of the Russell 1000 Energy Index reflect a new company classification methodology. Consequently, the custom blended benchmark's performance consists of 100% of the prior methodology through 9/18/20 and 100% of the current methodology thereafter.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.08
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       8

Multifactor Financials ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-year	5-year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	-11.39	6.79	7.67	9.03	38.91	45.70
Market price	-11.49	6.77	7.65	8.93	38.75	45.57
John Hancock Dimensional Financials Index[2]	-11.07	7.27	8.15	9.27	42.01	49.02
Russell 1000 Financial Services Index[3]	-5.78	9.03	10.02	11.85	54.05	62.67

INDUSTRY COMPOSITION (%)

Capital markets	24.6
Insurance	24.3
Banks	22.7
IT services	15.4
Consumer finance	5.9
Diversified financial services	4.9
Professional services	1.6
Thrifts and mortgage finance	0.4
Software	0.1
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Financials ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

JPMorgan Chase & Co.	4.0
Berkshire Hathaway, Inc., Class B	3.9
Visa, Inc., Class A	3.6
Mastercard, Inc., Class A	3.4
Bank of America Corp.	3.2
PayPal Holdings, Inc.	3.0
Morgan Stanley	1.9
The Charles Schwab Corp.	1.8
The Travelers Companies, Inc.	1.7
Citigroup, Inc.	1.6
TOTAL	28.1

The value of a $10,000 investment calculated at market value from inception through period end would be $14,557.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Financials Index is designed to comprise securities in the financials sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The financials sector is composed of companies in areas such as banking, savings and loans, insurance, consumer finance, investment brokerage, asset management, or other diverse financial services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	Effective 9/21/20, the underlying components of the Russell 1000 Financial Services Index reflect a new company classification methodology. Consequently, the custom blended benchmark's performance consists of 100% of the prior methodology through 9/18/20 and 100% of the current methodology thereafter.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.74
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       9

Multifactor Healthcare ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-year	5-year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	15.47	9.88	10.57	7.03	60.14	66.82
Market price	15.55	9.88	10.58	7.11	60.20	66.89
John Hancock Dimensional Healthcare Index[2]	15.98	10.37	11.07	7.28	63.78	70.68
Russell 1000 Healthcare Index[3]	15.92	10.61	11.67	6.82	65.58	75.42

INDUSTRY COMPOSITION (%)

Health care equipment and supplies	26.2
Health care providers and services	22.3
Pharmaceuticals	21.1
Biotechnology	15.8
Life sciences tools and services	11.6
Health care technology	2.3
Diversified consumer services	0.4
Short-term investments and other	0.3
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Healthcare ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

UnitedHealth Group, Inc.	5.8
Johnson & Johnson	5.5
Pfizer, Inc.	3.8
Merck & Company, Inc.	3.4
Abbott Laboratories	2.7
Thermo Fisher Scientific, Inc.	2.7
Bristol-Myers Squibb Company	2.2
Medtronic PLC	2.1
AbbVie, Inc.	2.1
Amgen, Inc.	2.0
TOTAL	32.3

The value of a $10,000 investment calculated at market value from inception through period end would be $16,689.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Healthcare Index is designed to comprise securities in the healthcare sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The healthcare sector is composed of companies in areas such as the manufacture of healthcare equipment and supplies, biotechnology, home or long-term healthcare facilities, hospitals, pharmaceuticals, or the provision of basic healthcare services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	Effective 9/21/20, the underlying components of the Russell 1000 Healthcare Index reflect a new company classification methodology. Consequently, the custom blended benchmark's performance consists of 100% of the prior methodology through 9/18/20 and 100% of the current methodology thereafter.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.69
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       10

Multifactor Industrials ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	1.49	11.13	21.23	62.42
Market price	1.55	11.14	21.32	62.52
John Hancock Dimensional Industrials Index[2]	1.86	11.63	21.51	65.84
Russell 1000 Producer Durables Index[3]	0.73	9.95	20.72	54.63

INDUSTRY COMPOSITION (%)

Machinery	22.1
Aerospace and defense	10.5
Road and rail	8.9
IT services	8.3
Electrical equipment	6.8
Building products	6.1
Industrial conglomerates	6.0
Air freight and logistics	5.5
Household durables	4.8
Commercial services and supplies	4.1
Other	16.9
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Industrials ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Accenture PLC, Class A	2.5
Union Pacific Corp.	2.2
Honeywell International, Inc.	2.1
Caterpillar, Inc.	2.0
United Parcel Service, Inc., Class B	2.0
Cummins, Inc.	1.9
3M Company	1.9
PACCAR, Inc.	1.8
CSX Corp.	1.6
Parker-Hannifin Corp.	1.6
TOTAL	19.6

The value of a $10,000 investment calculated at market value from inception through period end would be $16,252.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Industrials Index is designed to comprise securities in the industrials sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The industrials sector is composed of companies involved in areas such as aerospace and defense, construction and engineering, machinery, building products and equipment, road/rail/air/marine transportation and infrastructure, industrial trading and distribution, and related services. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	Effective 9/21/20, the underlying components of the Russell 1000 Producer Durables Index reflect a new company classification methodology. Consequently, the custom blended benchmark's performance consists of 100% of the prior methodology through 9/18/20 and 100% of the current methodology thereafter.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.88
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       11

Multifactor Large Cap ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-year	5-year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	6.83	10.64	11.86	14.49	65.77	76.95
Market price	6.90	10.66	11.88	14.76	65.93	77.12
John Hancock Dimensional Large Cap Index[2]	7.16	10.98	12.21	14.68	68.37	79.80
Russell 1000 Index[3]	10.87	11.79	13.12	14.96	74.56	87.33

SECTOR COMPOSITION (%)

Information technology	23.8
Health care	14.2
Consumer discretionary	11.6
Financials	11.2
Industrials	11.1
Communication services	8.6
Consumer staples	6.4
Utilities	4.4
Materials	3.9
Real estate	3.0
Other	1.8
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Large Cap ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Apple, Inc.	3.5
Microsoft Corp.	3.5
Amazon.com, Inc.	2.7
Alphabet, Inc., Class A	1.7
Facebook, Inc., Class A	1.3
Johnson & Johnson	0.9
Berkshire Hathaway, Inc., Class B	0.9
UnitedHealth Group, Inc.	0.8
The Procter & Gamble Company	0.8
JPMorgan Chase & Co.	0.8
TOTAL	16.9

The value of a $10,000 investment calculated at market value from inception through period end would be $17,712.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Large Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are larger than that of the 801st largest U.S. company at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 1000 Index comprises 1000 publicly-traded large-cap companies in the United States.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.32
Net (%)	0.29

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       12

Multifactor Materials ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	6.40	9.01	24.38	48.66
Market price	6.42	9.02	24.43	48.72
John Hancock Dimensional Materials Index[2]	6.74	9.47	24.62	51.58
Russell 1000 Materials & Processing Index[3]	9.84	10.17	24.67	56.10

INDUSTRY COMPOSITION (%)

Chemicals	51.7
Containers and packaging	25.0
Metals and mining	14.5
Construction materials	6.1
Building products	1.2
Multi-utilities	1.0
Software	0.5
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Materials ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

PPG Industries, Inc.	5.2
Linde PLC	5.2
Air Products & Chemicals, Inc.	4.4
The Sherwin-Williams Company	4.4
Newmont Corp.	4.3
International Paper Company	4.2
Ball Corp.	4.0
Dow, Inc.	3.6
Vulcan Materials Company	3.6
Freeport-McMoRan, Inc.	3.6
TOTAL	42.5

The value of a $10,000 investment calculated at market value from inception through period end would be $14,872.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Materials Index is designed to comprise securities in the materials sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The materials sector is composed of companies involved in areas such as chemicals, metals, paper products, containers and packaging, and construction materials. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	Effective 9/21/20, the underlying components of the Russell 1000 Materials and Processing Index reflect a new company classification methodology. Consequently, the custom blended benchmark's performance consists of 100% of the prior methodology through 9/18/20 and 100% of the current methodology thereafter.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.04
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       13

Multifactor Media and Communications ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	10.20	11.12	17.51	18.89
Market price	10.29	11.18	17.55	19.00
John Hancock Dimensional Media & Comm Index[2]	10.56	11.46	17.69	19.49
Russell 1000 Telecommunication Index[3]	-11.02	-2.09	-6.42	-3.40

INDUSTRY COMPOSITION (%)

Media	33.6
Entertainment	25.8
Interactive media and services	21.3
Diversified telecommunication services	14.1
Wireless telecommunication services	4.5
Software	0.6
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Media and Communications ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Charter Communications, Inc., Class A	6.2
Verizon Communications, Inc.	6.1
Comcast Corp., Class A	5.9
The Walt Disney Company	5.8
Netflix, Inc.	5.7
Facebook, Inc., Class A	5.7
T-Mobile US, Inc.	4.5
Activision Blizzard, Inc.	4.2
AT&T, Inc.	4.1
Liberty Broadband Corp., Series C	3.3
TOTAL	51.5

The value of a $10,000 investment calculated at market value from inception through period end would be $11,900.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-12-19.
2	The John Hancock Dimensional Media and Communications Index is designed to comprise securities in the media and communications sector within the U.S. Universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution.
3	Effective 9/21/20, the underlying components of the Russell 1000 Telecommunication Index reflect a new company classification methodology. Consequently, the custom blended benchmark's performance consists of 100% of the prior methodology through 9/18/20 and 100% of the current methodology thereafter.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	1.13
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       14

Multifactor Mid Cap ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-year	5-year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	3.35	8.93	9.74	18.02	53.34	60.52
Market price	3.41	8.94	9.75	18.11	53.43	60.64
John Hancock Dimensional Mid Cap Index[2]	3.75	9.37	10.19	18.28	56.51	63.90
Russell Midcap Index[3]	4.12	8.95	9.81	17.83	53.53	61.08

SECTOR COMPOSITION (%)

Information technology	19.8
Health care	15.3
Industrials	14.7
Consumer discretionary	12.3
Financials	12.1
Materials	6.4
Utilities	5.3
Real estate	5.1
Communication services	3.8
Consumer staples	3.6
Other	1.6
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Mid Cap ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Cadence Design Systems, Inc.	0.5
Align Technology, Inc.	0.5
Best Buy Company, Inc.	0.5
Parker-Hannifin Corp.	0.5
Skyworks Solutions, Inc.	0.4
Rockwell Automation, Inc.	0.4
ANSYS, Inc.	0.4
ResMed, Inc.	0.4
Ball Corp.	0.4
Marvell Technology Group, Ltd.	0.4
TOTAL	4.4

The value of a $10,000 investment calculated at market value from inception through period end would be $16,064.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Mid Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are between the 200th and 951st largest U.S. companies at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell Midcap Index comprises approximately 800 publicly-traded mid-cap companies in the United States.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.43
Net (%)	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       15

Multifactor Small Cap ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	-5.15	0.89	15.35	2.67
Market price	-5.12	0.92	15.52	2.76
John Hancock Dimensional Small Cap Index[2]	-4.89	1.29	15.56	3.90
Russell 2000 Index[3]	-0.14	2.74	18.13	8.39

SECTOR COMPOSITION (%)

Industrials	17.1
Financials	17.0
Information technology	14.6
Consumer discretionary	14.3
Health care	12.7
Real estate	9.0
Utilities	4.6
Materials	3.9
Consumer staples	3.1
Communication services	1.9
Other	1.8
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Small Cap ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Tapestry, Inc.	0.7
Blueprint Medicines Corp.	0.6
Eaton Vance Corp.	0.6
Arrowhead Pharmaceuticals, Inc.	0.6
Hanesbrands, Inc.	0.6
Invesco, Ltd.	0.6
CoreLogic, Inc.	0.6
Arena Pharmaceuticals, Inc.	0.6
Darling Ingredients, Inc.	0.6
United Therapeutics Corp.	0.6
TOTAL	6.1

The value of a $10,000 investment calculated at market value from inception through period end would be $10,276.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 11-8-17.
2	The John Hancock Dimensional Small Cap Index is designed to comprise a subset of securities in the U.S. universe issued by companies whose market capitalizations are smaller than the 750th largest U.S. company but excluding the smallest 4% of U.S. companies at the time of reconstitution. The index is reconstituted and rebalanced on a semiannual basis. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE American, LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	The Russell 2000 Index comprises 2000 publicly-traded small-cap companies in the United States.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.45
Net (%)	0.42

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       16

Multifactor Technology ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)				Cumulative total returns (%)
	1-year	5-year	Since fund inception[1]	6-month	5-year	Since fund inception[1]
Net asset value	27.59	20.13	21.78	22.01	150.22	172.77
Market price	27.63	20.13	21.79	22.24	150.15	172.91
John Hancock Dimensional Technology Index[2]	28.07	20.54	22.20	22.29	154.52	177.59
Russell 1000 Technology Index[3]	38.60	23.29	25.09	24.47	184.81	212.77

INDUSTRY COMPOSITION (%)

Software	36.4
Semiconductors and semiconductor equipment	32.7
Technology hardware, storage and peripherals	8.9
Electronic equipment, instruments and components	8.2
IT services	7.9
Communications equipment	4.9
Electrical equipment	0.5
Interactive media and services	0.5
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Technology ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Microsoft Corp.	5.7
Apple, Inc.	5.3
NVIDIA Corp.	3.3
Intel Corp.	3.3
salesforce.com, Inc.	2.9
Adobe, Inc.	2.7
Texas Instruments, Inc.	2.5
Broadcom, Inc.	2.3
Cisco Systems, Inc.	2.3
Oracle Corp.	2.3
TOTAL	32.6

The value of a $10,000 investment calculated at market value from inception through period end would be $27,291.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 9-28-15.
2	The John Hancock Dimensional Technology Index is designed to comprise securities in the technology sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The technology sector is composed of companies in areas such as the creation, development or provision of software, hardware, internet services, database management, information technology consulting and services, data processing, or semi-conductors. The U.S. universe is defined as a free float-adjusted market-capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	Effective 9/21/20, the underlying components of the Russell 1000 Technology Index reflect a new company classification methodology. Consequently, the custom blended benchmark's performance consists of 100% of the prior methodology through 9/18/20 and 100% of the current methodology thereafter.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.67
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       17

Multifactor Utilities ETF

AVERAGE ANNUAL TOTAL RETURNS (%)

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since fund inception[1]	6-month	Since fund inception[1]
Net asset value	-6.90	7.24	7.21	37.88
Market price	-6.91	7.24	7.17	37.89
John Hancock Dimensional Utilities Index[2]	-6.60	7.73	7.39	40.84
Russell 1000 Utilities Index[3]	-0.79	7.25	10.08	37.95

INDUSTRY COMPOSITION (%)

Electric utilities	55.6
Multi-utilities	31.7
Independent power and renewable electricity producers	4.5
Water utilities	4.4
Gas utilities	3.7
Short-term investments and other	0.1
TOTAL	100.0
As a percentage of net assets.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multifactor Utilities ETF for the period indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

TOP TEN HOLDINGS4 (%)

Duke Energy Corp.	6.4
The Southern Company	5.1
Public Service Enterprise Group, Inc.	4.7
PPL Corp.	4.7
Entergy Corp.	4.4
Consolidated Edison, Inc.	4.3
Exelon Corp.	4.3
NextEra Energy, Inc.	4.3
WEC Energy Group, Inc.	4.0
DTE Energy Company	3.9
TOTAL	46.1

The value of a $10,000 investment calculated at market value from inception through period end would be $13,789.

The chart and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares.

It is not possible to invest directly in an index. Unlike an index, the fund's total returns are reduced by operating expenses and management fees.

1	From 3-28-16.
2	The John Hancock Dimensional Utilities Index is designed to comprise securities in the utilities sector within the U.S. universe whose market capitalizations are larger than that of the 1001st largest U.S. company at the time of reconstitution. Stocks that compose the index include those that may be considered medium or smaller capitalization company stocks. The index is reconstituted and rebalanced on a semiannual basis. The utilities sector is composed of companies involved in areas such as the provision of gas, electric, and water power, energy trading, or the provision of related infrastructure or services. The U.S. universe is defined as a free float-adjusted market capitalization-weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (NYSE), NYSE MKT LLC, NASDAQ Global Market, or such other securities exchanges deemed appropriate in accordance with the rules-based methodology that is maintained by Dimensional Fund Advisors LP.
3	Effective 9/21/20, the underlying components of the Russell 1000 Utilities Index reflect a new company classification methodology. Consequently, the custom blended benchmark's performance consists of 100% of the prior methodology through 9/18/20 and 100% of the current methodology thereafter.
4	Listed holdings are a portion of the fund's total and may change at any time. They are not recommendations to buy or sell any security. Data is expressed as a percentage of net assets and excludes cash and cash equivalents.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights table in this report. Net expenses reflect contractual expense limitations in effect until August 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Gross (%)	0.79
Net (%)	0.40

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       18

Premium/discount analysis (unaudited)

ETF shares are bought and sold through exchange trading at market price—not net asset value (NAV)—and are not individually redeemed from the fund. Due to various factors, shares may trade at a premium or discount to their NAV in the secondary market, and as a result you may pay more than NAV when you buy shares and receive less than NAV when you sell shares. Additionally, due to various factors, a fund's holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions.

A premium exists when the closing market price is trading above NAV, while a discount indicates that the closing market price is trading below NAV. The differences are expressed as basis points, with one basis point equaling 1/100 of 1%.

The chart below presents information about the differences between each fund's daily closing market price and the fund's NAV. The closing market price is determined using the bid/ask midpoint as reported on the NYSE Arca, Inc., at 4 P.M. Eastern time, when the NAV is typically calculated.

Data presented represents past performance and cannot be used to predict future results.

PERIOD ENDED OCTOBER 31, 2020

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Multifactor Consumer Discretionary ETF
0 - < 25	56	43.75%	72	56.25%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	56	43.75%	72	56.25%
Multifactor Consumer Staples ETF
0 - < 25	48	37.50%	80	62.50%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	48	37.50%	80	62.50%
Multifactor Developed International ETF
0 - < 25	26	20.31%	24	18.75%
25 - < 50	18	14.06%	10	7.81%
50 - < 75	18	14.06%	6	4.69%
75 - < 100	7	5.47%	2	1.56%
100 or Above	15	11.72%	2	1.56%
Total	84	65.62%	44	34.37%
Multifactor Emerging Markets ETF
0 - < 25	23	17.97%	17	13.28%
25 - < 50	19	14.84%	10	7.81%
50 - < 75	20	15.63%	5	3.91%
75 - < 100	12	9.38%	1	0.78%
100 or Above	19	14.84%	2	1.56%
Total	93	72.66%	35	27.34%
Multifactor Energy ETF
0 - < 25	51	39.84%	67	52.34%
25 - < 50	3	2.34%	7	5.47%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	54	42.18%	74	57.81%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       19

PERIOD ENDED OCTOBER 31, 2020

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Multifactor Financials ETF
0 - < 25	95	74.22%	30	23.44%
25 - < 50	3	2.34%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	98	76.56%	30	23.44%
Multifactor Healthcare ETF
0 - < 25	81	63.28%	47	36.72%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	81	63.28%	47	36.72%
Multifactor Industrials ETF
0 - < 25	80	62.50%	47	36.72%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	1	0.78%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	80	62.50%	48	37.50%
Multifactor Large Cap ETF
0 - < 25	78	60.94%	50	39.06%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	78	60.94%	50	39.06%
Multifactor Materials ETF
0 - < 25	31	24.22%	97	75.78%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	31	24.22%	97	75.78%
Multifactor Media and Communications ETF
0 - < 25	31	24.22%	97	75.78%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	31	24.22%	97	75.78%
Multifactor Mid Cap ETF
0 - < 25	32	25.00%	96	75.00%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	32	25.00%	96	75.00%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       20

PERIOD ENDED OCTOBER 31, 2020

	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
Multifactor Small Cap ETF
0 - < 25	59	46.09%	69	53.91%
25 - < 50	0	0.00%	0	0.00%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	59	46.09%	69	53.91%
Multifactor Technology ETF
0 - < 25	67	52.34%	60	46.88%
25 - < 50	0	0.00%	1	0.78%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	67	52.34%	61	47.66%
Multifactor Utilities ETF
0 - < 25	75	58.59%	52	40.63%
25 - < 50	0	0.00%	1	0.78%
50 - < 75	0	0.00%	0	0.00%
75 - < 100	0	0.00%	0	0.00%
100 or Above	0	0.00%	0	0.00%
Total	75	58.59%	53	41.41%

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       21

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other funds.
Understanding fund expenses
As a shareholder of a fund, you incur two types of costs:
■Transaction costs, which may include creation and redemption fees and brokerage charges.
■Ongoing operating expenses, including management fees, and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each fund in the following table is intended to provide information about a fund’s actual ongoing operating expenses, and is based on the fund’s actual NAV return. It assumes an account value of $1,000.00 on May 1, 2020, with the same investment held until October 31, 2020.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2020, by $1,000.00, then multiply it by the “expenses paid” from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each fund in the following table allows you to compare a fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2020, with the same investment held until October 31, 2020. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs. A fund charges a transaction fee per creation unit to those creating or redeeming creation units, and those buying or selling shares in the secondary market will incur customary brokerage commissions and charges. Therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

	Account value on 5-1-2020	Ending value on 10-31-2020	Expenses paid during 10-31-2020[1]	Annualized expense ratio
Multifactor Consumer Discretionary ETF
Actual expenses/actual returns	$1,000.00	$1,280.90	$2.30	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Consumer Staples ETF
Actual expenses/actual returns	$1,000.00	$1,086.40	$2.10	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Developed International ETF
Actual expenses/actual returns	$1,000.00	$1,086.00	$2.05	0.39%
Hypothetical example for comparison purposes	1,000.00	1,023.20	1.99	0.39%
Multifactor Emerging Markets ETF
Actual expenses/actual returns	$1,000.00	$1,155.60	$2.66	0.49%
Hypothetical example for comparison purposes	1,000.00	1,022.70	2.49	0.49%
22	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

	Account value on 5-1-2020	Ending value on 10-31-2020	Expenses paid during 10-31-2020[1]	Annualized expense ratio
Multifactor Energy ETF
Actual expenses/actual returns	$1,000.00	$ 798.40	$1.81	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Financials ETF
Actual expenses/actual returns	$1,000.00	$1,090.30	$2.11	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Healthcare ETF
Actual expenses/actual returns	$1,000.00	$1,070.30	$2.09	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Industrials ETF
Actual expenses/actual returns	$1,000.00	$1,212.30	$2.23	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Large Cap ETF
Actual expenses/actual returns	$1,000.00	$1,144.90	$1.57	0.29%
Hypothetical example for comparison purposes	1,000.00	1,023.70	1.48	0.29%
Multifactor Materials ETF
Actual expenses/actual returns	$1,000.00	$1,243.80	$2.26	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Media and Communications ETF
Actual expenses/actual returns	$1,000.00	$1,175.10	$2.19	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.10	2.03	0.40%
Multifactor Mid Cap ETF
Actual expenses/actual returns	$1,000.00	$1,180.20	$2.31	0.42%
Hypothetical example for comparison purposes	1,000.00	1,023.10	2.14	0.42%
Multifactor Small Cap ETF
Actual expenses/actual returns	$1,000.00	$1,153.50	$2.27	0.42%
Hypothetical example for comparison purposes	1,000.00	1,023.00	2.14	0.42%
Multifactor Technology ETF
Actual expenses/actual returns	$1,000.00	$1,220.10	$2.24	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%
Multifactor Utilities ETF
Actual expenses/actual returns	$1,000.00	$1,072.10	$2.09	0.40%
Hypothetical example for comparison purposes	1,000.00	1,023.20	2.04	0.40%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	23

Funds' investments
MULTIFACTOR CONSUMER DISCRETIONARY ETF

As of 10-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$33,236,453
(Cost $29,835,622)
Communication services – 2.8%		953,878
Entertainment – 1.4%
Madison Square Garden Sports Corp. (A)	395	55,948
Roku, Inc. (A)	2,031	411,074
Interactive media and services – 1.4%
Match Group, Inc. (A)	4,169	486,856
Consumer discretionary – 89.9%		29,887,806
Auto components – 0.2%
Fox Factory Holding Corp. (A)	902	75,840
Automobiles – 7.6%
Ford Motor Company	70,297	543,396
General Motors Company	16,211	559,766
Harley-Davidson, Inc.	3,633	119,453
Tesla, Inc. (A)	3,074	1,192,835
Thor Industries, Inc.	1,140	96,421
Distributors – 1.4%
Genuine Parts Company	3,186	288,110
LKQ Corp. (A)	6,048	193,476
Diversified consumer services – 1.9%
Bright Horizons Family Solutions, Inc. (A)	1,283	202,778
Chegg, Inc. (A)	2,306	169,353
frontdoor, Inc. (A)	1,351	53,527
Grand Canyon Education, Inc. (A)	1,012	79,310
Terminix Global Holdings, Inc. (A)	2,799	131,805
Hotels, restaurants and leisure – 17.6%
Caesars Entertainment, Inc. (A)	3,255	145,889
Carnival Corp. (B)	3,174	43,516
Chipotle Mexican Grill, Inc. (A)	343	412,108
Choice Hotels International, Inc.	663	57,913
Churchill Downs, Inc.	762	113,652
Darden Restaurants, Inc.	2,919	268,314
Domino's Pizza, Inc.	669	253,096
Dunkin' Brands Group, Inc.	1,386	138,198
Hilton Worldwide Holdings, Inc.	4,599	403,838
Hyatt Hotels Corp., Class A	897	49,461
Las Vegas Sands Corp.	4,890	235,013
Marriott International, Inc., Class A	2,331	216,503
Marriott Vacations Worldwide Corp.	788	76,121
McDonald's Corp.	4,154	884,802
MGM Resorts International	9,530	196,032
Norwegian Cruise Line Holdings, Ltd. (A)(B)	5,036	83,749
Penn National Gaming, Inc. (A)	2,874	155,139
Planet Fitness, Inc., Class A (A)	1,562	92,580
Royal Caribbean Cruises, Ltd.	3,808	214,846
Starbucks Corp.	6,524	567,327
Texas Roadhouse, Inc.	1,404	98,322
The Wendy's Company	4,600	100,510
Vail Resorts, Inc.	1,026	238,073
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Wingstop, Inc.	498	$57,932
Wyndham Hotels & Resorts, Inc.	2,114	98,322
Wynn Resorts, Ltd.	2,261	163,764
Yum! Brands, Inc.	5,055	471,783
Household durables – 2.9%
Garmin, Ltd.	3,008	312,892
Helen of Troy, Ltd. (A)	545	103,332
Mohawk Industries, Inc. (A)	1,131	116,708
Tempur Sealy International, Inc. (A)	1,647	146,583
Whirlpool Corp.	1,610	297,786
Internet and direct marketing retail – 12.6%
Amazon.com, Inc. (A)	596	1,809,545
Booking Holdings, Inc. (A)	475	770,688
Chewy, Inc., Class A (A)(B)	691	42,566
eBay, Inc.	12,080	575,370
Etsy, Inc. (A)	1,799	218,740
Expedia Group, Inc.	2,712	255,335
GrubHub, Inc. (A)	2,022	149,547
Qurate Retail, Inc., Series A	9,992	67,646
Stamps.com, Inc. (A)	371	82,822
Wayfair, Inc., Class A (A)(B)	809	200,656
Leisure products – 3.2%
Brunswick Corp.	2,016	128,439
Hasbro, Inc.	2,549	210,853
Mattel, Inc. (A)	4,863	66,964
Peloton Interactive, Inc., Class A (A)	3,840	423,206
Polaris, Inc.	1,574	143,014
YETI Holdings, Inc. (A)	1,678	83,027
Multiline retail – 7.0%
Dollar General Corp.	3,216	671,211
Dollar Tree, Inc. (A)	5,889	531,894
Ollie's Bargain Outlet Holdings, Inc. (A)	1,257	109,472
Target Corp.	6,678	1,016,525
Specialty retail – 26.7%
Advance Auto Parts, Inc.	1,559	229,610
AutoNation, Inc. (A)	1,978	112,212
AutoZone, Inc. (A)	393	443,689
Best Buy Company, Inc.	8,939	997,145
Burlington Stores, Inc. (A)	1,465	283,595
CarMax, Inc. (A)	4,208	363,740
Carvana Company (A)	560	103,796
Dick's Sporting Goods, Inc.	1,347	76,308
Five Below, Inc. (A)	1,416	188,809
Floor & Decor Holdings, Inc., Class A (A)	2,375	173,375
L Brands, Inc.	3,824	122,406
Lithia Motors, Inc., Class A	565	129,707
Lowe's Companies, Inc.	5,439	859,906
O'Reilly Automotive, Inc. (A)	857	374,166
Penske Automotive Group, Inc.	510	26,092
24	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
RH (A)	339	$113,643
Ross Stores, Inc.	5,968	508,295
The Gap, Inc.	6,068	118,023
The Home Depot, Inc.	6,010	1,602,927
The TJX Companies, Inc.	19,285	979,678
Tractor Supply Company	4,218	561,880
Ulta Beauty, Inc. (A)	1,388	286,997
Williams-Sonoma, Inc.	2,384	217,445
Textiles, apparel and luxury goods – 8.8%
Columbia Sportswear Company	735	54,824
Deckers Outdoor Corp. (A)	777	196,868
Hanesbrands, Inc.	14,294	229,705
Levi Strauss & Company, Class A (B)	866	13,665
Lululemon Athletica, Inc. (A)	1,379	440,301
NIKE, Inc., Class B	9,731	1,168,498
PVH Corp.	1,172	68,316
Ralph Lauren Corp.	1,170	78,215
Skechers U.S.A., Inc., Class A (A)	2,759	87,488
Tapestry, Inc.	4,220	93,811
Under Armour, Inc., Class A (A)	3,977	55,042
Under Armour, Inc., Class C (A)	4,129	50,498
VF Corp.	5,944	399,437
Consumer staples – 1.6%		524,987
Personal products – 1.6%
The Estee Lauder Companies, Inc., Class A	2,390	524,987
Industrials – 5.6%		1,869,782
Building products – 1.8%
Allegion PLC	3,174	312,639
Fortune Brands Home & Security, Inc.	3,554	287,412
Commercial services and supplies – 2.2%
Copart, Inc. (A)	4,832	533,260
Rollins, Inc.	3,398	196,574
Road and rail – 1.3%
Lyft, Inc., Class A (A)	776	17,716
Uber Technologies, Inc. (A)	12,053	402,691
Trading companies and distributors – 0.3%
SiteOne Landscape Supply, Inc. (A)	1,000	119,490

SHORT-TERM INVESTMENTS – 1.2%		$390,081
(Cost $390,087)
Short-term funds – 1.2%		390,081
John Hancock Collateral Trust, 0.2508% (C)(D)	34,306	343,354
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0257% (C)	46,727	$46,727
Total investments (Multifactor Consumer Discretionary ETF) (Cost $30,225,709) 101.1%		$33,626,534
Other assets and liabilities, net (1.1%)		(379,471)
Total net assets 100.0%		$33,247,063

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-20.
(C)	The rate shown is the annualized seven-day yield as of 10-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR CONSUMER STAPLES ETF

As of 10-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$22,669,404
(Cost $22,392,662)
Consumer discretionary – 0.9%		201,324
Household durables – 0.9%
Newell Brands, Inc.	11,400	201,324
Consumer staples – 96.0%		21,793,012
Beverages – 18.8%
Brown-Forman Corp., Class A	625	39,219
Brown-Forman Corp., Class B	3,687	257,021
Constellation Brands, Inc., Class A	2,133	352,436
Keurig Dr. Pepper, Inc. (A)	5,921	159,275
Molson Coors Beverage Company, Class B	5,233	184,516
Monster Beverage Corp. (B)	4,175	319,680
PepsiCo, Inc.	10,231	1,363,690
The Boston Beer Company, Inc., Class A (B)	182	189,131
The Coca-Cola Company	28,944	1,391,049
Food and staples retailing – 21.8%
BJ's Wholesale Club Holdings, Inc. (B)	3,723	142,554
Casey's General Stores, Inc.	1,165	196,384
Costco Wholesale Corp.	3,566	1,275,273
Performance Food Group Company (B)	3,409	114,576
Sysco Corp.	6,737	372,623
The Kroger Company	32,289	1,040,029
US Foods Holding Corp. (B)	6,135	128,222
Walgreens Boots Alliance, Inc.	7,331	249,547
Walmart, Inc.	10,325	1,432,591
Food products – 31.0%
Archer-Daniels-Midland Company	15,056	696,189
Beyond Meat, Inc. (A)(B)	666	94,858
Bunge, Ltd.	3,958	224,537
Campbell Soup Company	7,244	338,077
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Conagra Brands, Inc.	13,107	$459,925
Darling Ingredients, Inc. (B)	4,220	181,460
Flowers Foods, Inc.	4,863	114,670
Freshpet, Inc. (B)	716	81,982
General Mills, Inc.	8,981	530,957
Hormel Foods Corp.	7,392	359,916
Ingredion, Inc.	1,995	141,426
Kellogg Company	8,345	524,817
Lamb Weston Holdings, Inc.	3,712	235,526
Lancaster Colony Corp.	595	98,853
McCormick & Company, Inc.	2,982	538,281
Mondelez International, Inc., Class A	12,769	678,289
Pilgrim's Pride Corp. (B)	1,872	31,337
Post Holdings, Inc. (B)	1,911	164,155
The Hershey Company	3,934	540,768
The J.M. Smucker Company	3,059	343,220
The Kraft Heinz Company	8,600	263,074
Tyson Foods, Inc., Class A	6,992	400,152
Household products – 17.4%
Church & Dwight Company, Inc.	6,309	557,653
Colgate-Palmolive Company	7,778	613,606
Kimberly-Clark Corp.	4,507	597,583
Reynolds Consumer Products, Inc.	2,045	57,751
The Clorox Company	3,418	708,381
The Procter & Gamble Company	10,362	1,420,631
Personal products – 0.5%
Herbalife Nutrition, Ltd. (B)	2,456	110,864
Tobacco – 6.5%
Altria Group, Inc.	19,500	703,560
Philip Morris International, Inc.	10,880	772,698
Materials – 3.0%		675,068
Chemicals – 3.0%
Corteva, Inc.	20,469	675,068

SHORT-TERM INVESTMENTS – 0.8%		$186,136
(Cost $186,140)
Short-term funds – 0.8%		186,136
John Hancock Collateral Trust, 0.2508% (C)(D)	14,861	148,738

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0257% (C)	37,398	37,398
Total investments (Multifactor Consumer Staples ETF) (Cost $22,578,802) 100.7%		$22,855,540
Other assets and liabilities, net (0.7%)		(159,863)
Total net assets 100.0%		$22,695,677

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
MULTIFACTOR CONSUMER STAPLES ETF (continued)

Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 10-31-20.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 10-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 10-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.6%		$417,964,571
(Cost $425,640,441)
Australia - 6.4%		27,301,459
Afterpay, Ltd. (A)	2,929	198,881
AGL Energy, Ltd.	67,283	589,674
Ampol, Ltd.	3,901	71,062
APA Group	77,858	573,549
Aristocrat Leisure, Ltd.	16,912	340,023
ASX, Ltd.	2,304	128,840
Aurizon Holdings, Ltd.	240,687	637,215
Australia & New Zealand Banking Group, Ltd.	72,383	956,131
BHP Group PLC	76,970	1,483,080
BHP Group, Ltd.	91,168	2,162,688
Brambles, Ltd.	45,324	305,238
CIMIC Group, Ltd. (A)(B)	6,790	102,518
Coca-Cola Amatil, Ltd.	17,050	148,829
Cochlear, Ltd.	3,643	542,820
Coles Group, Ltd.	32,271	402,256
Commonwealth Bank of Australia	41,407	2,006,969
Computershare, Ltd.	34,239	292,139
Crown Resorts, Ltd.	25,339	147,337
CSL, Ltd.	11,314	2,284,738
Dexus	28,337	171,336
Evolution Mining, Ltd.	88,398	343,909
Fortescue Metals Group, Ltd.	49,814	607,635
Goodman Group	25,870	334,277
Insurance Australia Group, Ltd.	47,423	158,854
Lendlease Corp., Ltd.	41,143	345,556
Macquarie Group, Ltd.	10,735	955,525
Magellan Financial Group, Ltd.	7,652	296,086
Medibank Private, Ltd.	222,606	417,388
Mirvac Group	97,876	145,028
National Australia Bank, Ltd.	63,992	835,854
Newcrest Mining, Ltd.	15,191	311,929
Northern Star Resources, Ltd.	39,717	414,185
Oil Search, Ltd.	115,571	208,581
Orica, Ltd.	15,842	169,768
Origin Energy, Ltd.	120,218	337,692
Qantas Airways, Ltd. (A)	82,418	242,509
QBE Insurance Group, Ltd.	43,764	253,550
Ramsay Health Care, Ltd.	11,466	502,042
REA Group, Ltd. (B)	3,751	311,540
Reece, Ltd.	6,309	60,698
26	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Santos, Ltd.	203,514	$676,001
Scentre Group	54,905	80,970
Sonic Healthcare, Ltd.	5,470	133,754
South32, Ltd.	231,064	329,397
Stockland	84,401	228,192
Suncorp Group, Ltd.	63,140	364,032
Sydney Airport	24,627	94,254
Tabcorp Holdings, Ltd.	144,434	333,701
Telstra Corp., Ltd.	170,169	320,263
The GPT Group	51,810	146,626
TPG Telecom, Ltd. (A)	6,173	31,125
Transurban Group	25,495	240,986
Treasury Wine Estates, Ltd.	23,038	148,356
Vicinity Centres (B)	88,850	75,498
Wesfarmers, Ltd.	23,460	757,181
Westpac Banking Corp.	89,853	1,130,108
WiseTech Global, Ltd.	2,313	46,926
Woodside Petroleum, Ltd.	28,664	352,665
Woolworths Group, Ltd.	37,820	1,013,495
Austria - 0.1%		459,871
Erste Group Bank AG	7,925	162,289
OMV AG	4,121	94,567
Raiffeisen Bank International AG (A)	6,222	89,437
Telekom Austria AG	2,806	18,892
Verbund AG (B)	1,039	59,764
voestalpine AG	1,257	34,922
Belgium - 0.9%		3,846,988
Ackermans & van Haaren NV	2,332	286,855
Ageas SA/NV	17,997	724,299
Anheuser-Busch InBev SA/NV	17,555	911,204
Elia Group SA/NV	2,860	276,845
Etablissements Franz Colruyt NV	3,907	231,285
Galapagos NV (A)	1,121	131,053
KBC Group NV	7,646	377,010
Proximus SADP	11,545	224,518
Solvay SA	2,727	221,405
Telenet Group Holding NV	1,288	49,511
UCB SA	1,367	134,872
Umicore SA	5,689	218,950
Warehouses De Pauw CVA	1,769	59,181
Chile - 0.1%		296,033
Antofagasta PLC	22,239	296,033
Czech Republic - 0.1%		223,296
Avast PLC (C)	36,403	223,296
Denmark - 2.5%		10,806,046
A.P. Moller - Maersk A/S, Series A	96	141,639
A.P. Moller - Maersk A/S, Series B	99	158,147
Carlsberg A/S, Class B	5,060	640,471
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Denmark (continued)
Chr. Hansen Holding A/S	6,547	$659,468
Coloplast A/S, B Shares	2,629	383,689
Danske Bank A/S (A)	39,040	518,949
DSV Panalpina A/S	6,559	1,062,132
Genmab A/S (A)	4,414	1,470,309
GN Store Nord A/S	5,030	361,779
Novo Nordisk A/S, B Shares	38,904	2,498,969
Novozymes A/S, B Shares (B)	14,386	864,540
Orsted A/S (C)	5,287	839,193
Tryg A/S	7,031	195,041
Vestas Wind Systems A/S	5,927	1,011,720
Finland - 1.6%		6,692,744
Elisa OYJ	9,662	475,402
Fortum OYJ	12,515	235,436
Kesko OYJ, A Shares	7,645	187,901
Kesko OYJ, B Shares	16,861	433,270
Kone OYJ, Class B	10,473	833,712
Metso Outotec OYJ	30,053	211,619
Neste OYJ	11,038	574,478
Nokia OYJ (A)	104,561	353,214
Nordea Bank ABP	74,007	556,897
Orion OYJ, Class A	633	27,282
Orion OYJ, Class B	5,755	246,361
Sampo OYJ, A Shares	6,192	233,693
Stora Enso OYJ, R Shares	52,826	770,718
UPM-Kymmene OYJ	54,947	1,552,761
France - 9.8%		41,372,372
Air Liquide SA	11,985	1,752,071
Airbus SE (A)	11,878	866,000
Amundi SA (A)(C)	2,265	148,541
AXA SA	52,290	840,558
BioMerieux	1,733	257,988
BNP Paribas SA (A)	25,298	879,778
Bouygues SA	40,161	1,316,900
Capgemini SE	18,295	2,112,765
Cie de Saint-Gobain (A)	35,696	1,392,946
Cie Generale des Etablissements Michelin SCA	25,007	2,698,547
Credit Agricole SA (A)	85,343	674,211
Danone SA	13,382	738,872
Dassault Systemes SE	1,625	277,402
Electricite de France SA	56,706	658,426
Engie SA (A)	116,125	1,404,760
EssilorLuxottica SA (A)	5,497	680,017
Hermes International	625	581,697
Kering SA	1,386	837,109
Legrand SA	20,200	1,493,682
L'Oreal SA	2,787	901,535
LVMH Moet Hennessy Louis Vuitton SE	5,924	2,776,099
Orange SA	293,134	3,288,231
Pernod Ricard SA	8,793	1,417,565
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
France (continued)
Peugeot SA (A)	84,566	$1,519,958
Safran SA (A)	9,953	1,049,466
Sanofi	21,503	1,937,945
Sartorius Stedim Biotech	1,331	504,815
Schneider Electric SE	6,338	769,289
Societe Generale SA (A)	38,863	526,938
Teleperformance	2,297	689,517
Thales SA	7,699	501,142
TOTAL SE	63,564	1,911,777
Veolia Environnement SA	15,909	296,320
Vinci SA	21,616	1,707,666
Vivendi SA	61,644	1,780,070
Worldline SA (A)(C)	2,452	181,769
Germany - 8.2%		34,678,502
adidas AG (A)	3,509	1,042,302
Allianz SE	10,383	1,827,015
BASF SE	24,816	1,360,648
Bayer AG	47,534	2,234,731
Bayerische Motoren Werke AG	19,412	1,326,876
Beiersdorf AG	4,562	477,733
Continental AG	3,475	369,488
Daimler AG	23,973	1,239,867
Delivery Hero SE (A)(C)	3,116	358,539
Deutsche Bank AG (A)	128,933	1,186,632
Deutsche Boerse AG	9,882	1,454,420
Deutsche Post AG	22,586	1,000,805
Deutsche Telekom AG	105,353	1,603,955
Deutsche Wohnen SE	32,561	1,643,449
E.ON SE	97,723	1,019,029
Evonik Industries AG	20,389	490,915
Fresenius Medical Care AG & Company KGaA	25,604	1,955,911
Fresenius SE & Company KGaA	49,487	1,835,414
Hannover Rueck SE	3,714	539,484
HeidelbergCement AG	12,888	737,418
Henkel AG & Company KGaA	1,576	142,550
Infineon Technologies AG	57,041	1,588,016
Knorr-Bremse AG	2,881	333,680
Merck KGaA	1,479	219,056
Muenchener Rueckversicherungs-Gesellschaft AG	4,125	964,845
RWE AG	39,627	1,467,410
SAP SE	17,192	1,832,187
Siemens AG	9,550	1,120,218
Siemens Energy AG (A)	4,775	104,569
Siemens Healthineers AG (C)	2,781	119,390
Symrise AG	8,132	1,002,670
Volkswagen AG	2,523	392,639
Vonovia SE	22,003	1,405,047
Zalando SE (A)(C)	3,015	281,594
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Hong Kong - 3.2%		$13,684,719
AIA Group, Ltd.	277,724	2,616,135
BOC Hong Kong Holdings, Ltd.	106,295	294,698
Budweiser Brewing Company APAC, Ltd. (C)	10,200	29,989
CK Asset Holdings, Ltd.	143,396	663,832
CK Hutchison Holdings, Ltd.	79,773	480,396
CK Infrastructure Holdings, Ltd.	45,429	213,822
CLP Holdings, Ltd.	187,071	1,719,977
Galaxy Entertainment Group, Ltd.	31,641	208,496
Hang Lung Properties, Ltd.	76,000	184,442
Hang Seng Bank, Ltd.	21,689	333,382
Henderson Land Development Company, Ltd.	95,398	337,682
HKT Trust & HKT, Ltd.	374,337	483,679
Hong Kong & China Gas Company, Ltd.	121,158	174,046
Hong Kong Exchanges & Clearing, Ltd.	32,725	1,562,222
Link REIT	45,854	349,159
MTR Corp., Ltd.	44,413	219,635
New World Development Company, Ltd.	145,265	691,216
Power Assets Holdings, Ltd.	101,573	521,955
Sun Hung Kai Properties, Ltd.	44,662	571,028
Swire Properties, Ltd.	84,401	225,836
Techtronic Industries Company, Ltd.	113,077	1,507,723
Wharf Real Estate Investment Company, Ltd.	76,993	295,369
Ireland - 1.2%		5,062,790
CRH PLC	34,294	1,209,206
DCC PLC	4,629	300,701
Experian PLC	26,005	947,201
Flutter Entertainment PLC (A)	2,751	479,233
ICON PLC (A)	2,597	468,239
James Hardie Industries PLC	29,459	715,377
Kerry Group PLC, Class A	1,738	207,917
Kingspan Group PLC (A)	8,429	734,916
Isle of Man - 0.1%		292,948
GVC Holdings PLC (A)	23,449	292,948
Israel - 0.4%		1,629,696
Azrieli Group, Ltd.	672	31,740
Bank Hapoalim BM (A)	32,019	187,888
Bank Leumi Le-Israel BM	51,210	242,776
Check Point Software Technologies, Ltd. (A)(B)	3,368	382,470
Elbit Systems, Ltd.	649	73,557
ICL Group, Ltd.	15,484	56,453
Mizrahi Tefahot Bank, Ltd.	4,081	79,809
Nice, Ltd. (A)	1,156	264,822
Teva Pharmaceutical Industries, Ltd. (A)	23,229	201,360
Wix.com, Ltd. (A)	440	108,821
Italy - 2.0%		8,347,451
Amplifon SpA (A)	5,541	201,443
Assicurazioni Generali SpA	23,802	319,123
Atlantia SpA (A)(B)	10,487	160,699
Davide Campari-Milano NV	23,272	243,000
28	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy (continued)
DiaSorin SpA	1,908	$418,947
Enel SpA	154,946	1,233,460
Eni SpA	74,063	518,582
Ferrari NV	3,338	595,488
FinecoBank Banca Fineco SpA (A)	38,743	530,275
Hera SpA	91,240	286,958
Infrastrutture Wireless Italiane SpA (C)	15,651	169,184
Intesa Sanpaolo SpA (A)	321,316	531,335
Mediobanca Banca di Credito Finanziario SpA	57,741	409,476
Moncler SpA (A)	12,860	514,712
Nexi SpA (A)(C)	7,748	119,043
Poste Italiane SpA (C)	7,189	58,619
Prysmian SpA	11,926	324,239
Recordati Industria Chimica e Farmaceutica SpA	7,276	377,073
Snam SpA	54,132	264,203
Telecom Italia SpA (B)	1,022,695	347,141
Terna Rete Elettrica Nazionale SpA	42,087	284,541
UniCredit SpA (A)	45,192	336,961
UnipolSai Assicurazioni SpA (B)	44,323	102,949
Japan - 26.7%		113,172,736
ABC-Mart, Inc.	1,400	71,112
Acom Company, Ltd.	18,000	80,409
Advantest Corp.	12,100	697,943
Aeon Company, Ltd.	18,900	481,540
AGC, Inc.	13,100	406,634
Aisin Seiki Company, Ltd.	11,800	354,993
Ajinomoto Company, Inc.	26,400	529,692
Alfresa Holdings Corp.	6,100	111,509
ANA Holdings, Inc. (A)	8,500	184,571
Asahi Group Holdings, Ltd.	8,700	268,224
Asahi Intecc Company, Ltd. (B)	11,900	368,247
Asahi Kasei Corp.	56,700	488,355
Astellas Pharma, Inc.	37,500	514,755
Bandai Namco Holdings, Inc.	5,601	416,619
Bridgestone Corp.	34,100	1,105,787
Brother Industries, Ltd.	16,200	248,873
Canon, Inc. (B)	22,000	378,908
Capcom Company, Ltd.	3,100	170,509
Central Japan Railway Company	5,144	619,258
Chubu Electric Power Company, Inc.	33,600	376,530
Chugai Pharmaceutical Company, Ltd.	12,100	465,411
Concordia Financial Group, Ltd.	84,300	276,592
Cosmos Pharmaceutical Corp.	800	135,757
CyberAgent, Inc.	6,200	388,464
Dai Nippon Printing Company, Ltd.	24,424	453,015
Daifuku Company, Ltd.	7,700	790,329
Dai-ichi Life Holdings, Inc.	31,800	470,430
Daiichi Sankyo Company, Ltd.	20,700	544,132
Daikin Industries, Ltd.	6,447	1,201,335
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Daito Trust Construction Company, Ltd.	3,686	$334,610
Daiwa House Industry Company, Ltd.	27,600	722,210
Daiwa House REIT Investment Corp.	43	99,500
Daiwa Securities Group, Inc.	96,900	390,232
Denso Corp.	9,800	453,534
Dentsu Group, Inc.	3,800	108,722
Disco Corp.	1,698	455,280
East Japan Railway Company	10,000	522,001
Eisai Company, Ltd.	4,472	346,030
ENEOS Holdings, Inc.	92,700	310,892
FANUC Corp.	2,170	457,705
Fast Retailing Company, Ltd.	1,519	1,056,500
Fuji Electric Company, Ltd.	5,993	180,581
FUJIFILM Holdings Corp.	10,900	554,488
Fujitsu, Ltd.	3,500	409,293
GLP J-REIT	53	81,624
GMO Payment Gateway, Inc.	2,500	305,386
Hakuhodo DY Holdings, Inc.	12,600	159,941
Hamamatsu Photonics KK	4,200	210,522
Hankyu Hanshin Holdings, Inc.	23,000	699,637
Hikari Tsushin, Inc.	641	149,673
Hino Motors, Ltd.	27,800	211,678
Hirose Electric Company, Ltd.	1,105	153,690
Hisamitsu Pharmaceutical Company, Inc.	1,800	85,661
Hitachi Construction Machinery Company, Ltd.	10,300	252,229
Hitachi Metals, Ltd.	19,900	262,884
Hitachi, Ltd.	26,800	897,777
Honda Motor Company, Ltd.	46,654	1,086,689
Hoshizaki Corp.	2,600	207,174
Hoya Corp.	10,600	1,196,480
Hulic Company, Ltd.	38,800	358,531
Idemitsu Kosan Company, Ltd. (B)	20,659	415,986
Iida Group Holdings Company, Ltd.	9,600	172,918
Inpex Corp.	41,200	193,901
Isuzu Motors, Ltd.	34,100	274,979
ITOCHU Corp.	41,400	990,052
Itochu Techno-Solutions Corp.	5,600	190,434
Japan Airlines Company, Ltd. (A)	8,600	149,476
Japan Exchange Group, Inc.	15,100	367,245
Japan Post Bank Company, Ltd. (B)	7,300	58,029
Japan Post Holdings Company, Ltd.	29,100	199,001
Japan Post Insurance Company, Ltd.	8,000	126,267
Japan Real Estate Investment Corp.	40	195,906
Japan Retail Fund Investment Corp.	58	83,388
Japan Tobacco, Inc.	42,400	799,005
JFE Holdings, Inc. (A)	15,700	109,332
JSR Corp.	7,400	166,065
Kajima Corp.	58,200	619,078
Kansai Paint Company, Ltd.	6,900	177,483
Kao Corp.	13,900	986,589
KDDI Corp.	67,700	1,808,420
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Keikyu Corp.	10,900	$151,812
Keio Corp.	4,970	287,627
Keisei Electric Railway Company, Ltd.	8,200	228,649
Keyence Corp.	2,070	935,599
Kikkoman Corp.	7,400	366,673
Kintetsu Group Holdings Company, Ltd.	8,100	322,326
Kirin Holdings Company, Ltd.	23,400	420,591
Kobayashi Pharmaceutical Company, Ltd.	1,400	136,197
Kobe Bussan Company, Ltd. (B)	4,400	123,953
Koito Manufacturing Company, Ltd.	7,700	369,753
Komatsu, Ltd.	27,500	615,817
Konami Holdings Corp.	6,300	245,275
Kose Corp.	1,100	139,736
Kubota Corp.	22,700	393,135
Kyocera Corp.	9,600	526,283
Kyowa Kirin Company, Ltd.	2,600	64,416
Lasertec Corp.	3,100	268,070
Lawson, Inc.	5,100	234,413
Lion Corp. (B)	13,700	280,055
LIXIL Group Corp.	34,700	748,835
M3, Inc.	11,000	739,401
Makita Corp.	2,900	127,607
Marubeni Corp.	83,500	433,874
Mazda Motor Corp. (B)	58,100	303,449
Medipal Holdings Corp.	4,900	87,276
MEIJI Holdings Company, Ltd.	4,000	289,267
Mercari, Inc. (A)	1,500	63,134
MINEBEA MITSUMI, Inc.	43,300	776,202
MISUMI Group, Inc.	13,100	387,211
Mitsubishi Chemical Holdings Corp.	40,500	227,101
Mitsubishi Corp.	37,500	834,190
Mitsubishi Electric Corp.	38,400	492,214
Mitsubishi Estate Company, Ltd.	14,300	212,571
Mitsubishi Heavy Industries, Ltd.	14,000	299,244
Mitsubishi UFJ Financial Group, Inc.	317,870	1,247,276
Mitsubishi UFJ Lease & Finance Company, Ltd.	65,500	275,684
Mitsui & Company, Ltd.	46,100	718,797
Mitsui Chemicals, Inc.	17,800	453,939
Mitsui Fudosan Company, Ltd.	19,200	325,908
Mizuho Financial Group, Inc.	55,500	680,345
MonotaRO Company, Ltd.	8,000	443,849
MS&AD Insurance Group Holdings, Inc.	13,300	361,889
Murata Manufacturing Company, Ltd.	11,500	799,412
Nagoya Railroad Company, Ltd.	8,100	215,091
NEC Corp.	18,803	944,287
Nexon Company, Ltd.	4,600	128,443
NGK Insulators, Ltd.	18,400	261,022
NH Foods, Ltd.	4,192	171,225
Nidec Corp.	8,200	823,608
Nihon M&A Center, Inc.	5,600	327,301
Nintendo Company, Ltd.	2,017	1,099,375
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Nippon Building Fund, Inc.	20	$101,014
Nippon Express Company, Ltd.	11,700	654,725
Nippon Paint Holdings Company, Ltd.	1,900	170,662
Nippon Prologis REIT, Inc.	48	157,949
Nippon Sanso Holdings Corp.	14,300	208,878
Nippon Shinyaku Company, Ltd.	1,600	113,870
Nippon Steel Corp. (A)	24,200	232,995
Nippon Telegraph & Telephone Corp.	84,166	1,768,017
Nissan Chemical Corp.	8,700	459,384
Nissan Motor Company, Ltd. (A)	69,900	244,724
Nisshin Seifun Group, Inc.	10,800	162,300
Nissin Foods Holdings Company, Ltd.	2,516	217,569
Nitori Holdings Company, Ltd.	2,401	494,945
Nitto Denko Corp.	8,394	586,954
Nomura Holdings, Inc.	83,900	372,791
Nomura Real Estate Master Fund, Inc.	125	148,986
Nomura Research Institute, Ltd.	10,100	299,020
NSK, Ltd.	45,500	360,814
NTT Data Corp.	19,300	216,927
NTT DOCOMO, Inc.	45,900	1,706,651
Obayashi Corp.	66,300	551,760
Obic Company, Ltd.	800	141,955
Odakyu Electric Railway Company, Ltd.	15,400	370,195
Oji Holdings Corp.	89,000	373,742
Olympus Corp.	35,400	673,528
Omron Corp.	2,200	157,834
Ono Pharmaceutical Company, Ltd.	4,565	129,780
Oracle Corp. Japan	1,000	100,057
Oriental Land Company, Ltd.	2,500	348,790
ORIX Corp.	36,000	418,577
Orix JREIT, Inc.	46	64,463
Osaka Gas Company, Ltd.	40,400	765,954
Otsuka Corp.	7,400	341,190
Otsuka Holdings Company, Ltd.	8,500	313,445
Pan Pacific International Holdings Corp.	11,300	240,182
Panasonic Corp.	101,304	930,962
PeptiDream, Inc. (A)	5,400	249,235
Pigeon Corp.	5,600	257,394
Pola Orbis Holdings, Inc. (B)	3,800	74,808
Rakuten, Inc.	15,400	149,522
Recruit Holdings Company, Ltd.	23,900	907,624
Renesas Electronics Corp. (A)	66,700	549,347
Resona Holdings, Inc.	133,100	436,070
Ricoh Company, Ltd.	53,800	350,981
Rohm Company, Ltd.	5,600	428,544
Ryohin Keikaku Company, Ltd.	15,700	327,697
Santen Pharmaceutical Company, Ltd.	12,800	227,373
SBI Holdings, Inc.	14,600	334,205
SCSK Corp.	2,600	129,080
Secom Company, Ltd. (B)	2,561	215,458
Seiko Epson Corp.	34,100	392,734
30	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Sekisui Chemical Company, Ltd.	61,400	$951,483
Sekisui House, Ltd.	17,500	289,016
Seven & i Holdings Company, Ltd.	36,000	1,094,739
SG Holdings Company, Ltd.	12,600	303,128
Sharp Corp.	10,000	114,789
Shimadzu Corp.	13,700	389,350
Shimano, Inc.	886	201,414
Shimizu Corp.	58,400	404,454
Shin-Etsu Chemical Company, Ltd.	7,398	982,956
Shionogi & Company, Ltd.	3,571	168,200
Shiseido Company, Ltd.	7,977	492,172
SMC Corp.	745	394,093
Softbank Corp.	31,700	367,670
SoftBank Group Corp.	35,336	2,296,130
Sohgo Security Services Company, Ltd.	2,100	97,527
Sompo Holdings, Inc.	10,100	375,924
Sony Corp.	24,800	2,057,731
Square Enix Holdings Company, Ltd.	3,300	193,189
Stanley Electric Company, Ltd.	10,400	294,471
Subaru Corp.	17,700	322,626
Sumitomo Chemical Company, Ltd.	156,400	508,667
Sumitomo Corp.	33,500	366,757
Sumitomo Dainippon Pharma Company, Ltd.	8,000	93,514
Sumitomo Electric Industries, Ltd.	48,200	528,153
Sumitomo Metal Mining Company, Ltd.	15,000	462,455
Sumitomo Mitsui Financial Group, Inc.	36,600	1,008,653
Sumitomo Mitsui Trust Holdings, Inc.	7,275	193,705
Sumitomo Realty & Development Company, Ltd.	5,400	143,962
Sundrug Company, Ltd.	4,800	177,922
Suntory Beverage & Food, Ltd.	5,000	172,183
Suzuki Motor Corp.	10,700	456,188
Sysmex Corp.	4,448	416,973
T&D Holdings, Inc.	40,400	400,754
Taisei Corp.	23,861	740,663
Taisho Pharmaceutical Holdings Company, Ltd.	3,029	181,670
Takeda Pharmaceutical Company, Ltd.	30,347	940,252
TDK Corp.	5,000	583,987
Terumo Corp.	14,200	521,192
The Chiba Bank, Ltd.	63,000	323,618
The Chugoku Electric Power Company, Inc.	30,500	383,657
The Kansai Electric Power Company, Inc.	36,400	331,096
The Shizuoka Bank, Ltd.	45,300	303,329
Tobu Railway Company, Ltd.	20,100	568,161
Toho Company, Ltd.	3,600	142,223
Tohoku Electric Power Company, Inc.	78,400	691,456
Tokio Marine Holdings, Inc.	18,700	833,397
Tokyo Century Corp.	5,400	262,923
Tokyo Electric Power Company Holdings, Inc. (A)	220,400	567,128
Tokyo Electron, Ltd.	3,157	842,551
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Tokyo Gas Company, Ltd.	17,500	$395,985
Tokyu Corp.	22,700	268,170
Toppan Printing Company, Ltd.	25,100	317,652
Toray Industries, Inc.	82,300	370,326
Toshiba Corp.	10,300	259,027
Tosoh Corp.	27,000	436,484
TOTO, Ltd.	7,000	317,725
Toyo Suisan Kaisha, Ltd.	1,600	79,587
Toyota Industries Corp.	4,600	295,695
Toyota Motor Corp.	94,628	6,157,971
Toyota Tsusho Corp.	11,200	310,587
Trend Micro, Inc.	9,300	520,423
Tsuruha Holdings, Inc.	2,400	335,642
Unicharm Corp.	11,200	518,538
USS Company, Ltd.	16,300	297,809
Welcia Holdings Company, Ltd.	5,200	203,941
West Japan Railway Company	7,381	314,896
Yakult Honsha Company, Ltd.	2,700	130,687
Yamada Holdings Company, Ltd.	42,000	204,094
Yamaha Corp.	5,766	271,367
Yamaha Motor Company, Ltd.	28,900	409,974
Yamato Holdings Company, Ltd.	14,400	379,353
Yaskawa Electric Corp.	11,000	424,574
Z Holdings Corp.	46,100	319,754
ZOZO, Inc.	9,800	248,515
Jordan - 0.0%		165,063
Hikma Pharmaceuticals PLC	5,086	165,063
Luxembourg - 0.1%		450,464
Eurofins Scientific SE (A)	506	403,041
Tenaris SA	9,998	47,423
Macau - 0.0%		217,064
Sands China, Ltd.	62,000	217,064
Mexico - 0.0%		129,253
Fresnillo PLC	8,599	129,253
Netherlands - 4.1%		17,301,815
Adyen NV (A)(C)	446	752,009
Akzo Nobel NV	16,258	1,566,183
Argenx SE (A)(B)	511	127,619
ASML Holding NV	6,909	2,510,959
Heineken Holding NV	9,666	747,064
Heineken NV	5,590	496,177
ING Groep NV (A)	91,777	626,365
Just Eat Takeaway.com NV (A)(B)(C)	2,157	240,002
Koninklijke Ahold Delhaize NV	59,213	1,627,102
Koninklijke DSM NV	12,204	1,953,965
Koninklijke Philips NV (A)	26,814	1,245,467
Prosus NV (A)	6,247	624,205
Royal Dutch Shell PLC, B Shares	179,386	2,154,780
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Netherlands (continued)
Wolters Kluwer NV	32,448	$2,629,918
New Zealand - 0.3%		1,226,393
a2 Milk Company, Ltd. (A)	22,796	220,564
Auckland International Airport, Ltd. (A)	18,108	83,773
Fisher & Paykel Healthcare Corp., Ltd.	10,522	243,390
Meridian Energy, Ltd.	34,252	119,977
Ryman Healthcare, Ltd.	4,915	45,477
Spark New Zealand, Ltd.	73,449	217,956
Xero, Ltd. (A)	3,817	295,256
Norway - 0.5%		2,289,225
Adevinta ASA (A)	2,084	32,158
Aker BP ASA (B)	3,401	52,765
DNB ASA	25,327	341,002
Equinor ASA	52,794	669,670
Gjensidige Forsikring ASA	2,436	46,203
Mowi ASA	7,427	117,051
Norsk Hydro ASA (A)	63,119	176,504
Orkla ASA	9,972	93,973
Salmar ASA (A)	2,481	125,233
Schibsted ASA, A Shares (A)	934	38,029
Schibsted ASA, B Shares (A)	1,132	40,572
Telenor ASA	18,235	280,807
TOMRA Systems ASA (B)	1,320	53,124
Yara International ASA	6,386	222,134
Portugal - 0.1%		517,364
EDP - Energias de Portugal SA	62,535	308,275
Galp Energia SGPS SA	11,729	95,009
Jeronimo Martins SGPS SA	7,180	114,080
Singapore - 1.2%		4,955,497
Ascendas Real Estate Investment Trust	59,092	124,632
CapitaLand Mall Trust	110,700	140,250
CapitaLand, Ltd.	74,400	140,028
City Developments, Ltd.	41,600	193,148
DBS Group Holdings, Ltd.	62,058	924,848
Genting Singapore, Ltd.	133,400	63,012
Jardine Cycle & Carriage, Ltd.	2,800	36,417
Keppel Corp., Ltd.	44,200	142,100
Mapletree Logistics Trust	36,100	51,553
Oversea-Chinese Banking Corp., Ltd.	99,688	614,700
Sea, Ltd., ADR (A)	2,448	386,050
Singapore Airlines, Ltd.	171,500	425,767
Singapore Exchange, Ltd.	52,200	331,052
Singapore Technologies Engineering, Ltd.	73,800	188,621
Singapore Telecommunications, Ltd.	228,900	340,291
United Overseas Bank, Ltd.	53,424	742,967
Wilmar International, Ltd.	37,200	110,061
Spain - 2.1%		8,906,124
Aena SME SA (A)(C)	1,975	265,947
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Spain (continued)
Amadeus IT Group SA	12,185	$581,799
Banco Bilbao Vizcaya Argentaria SA	136,578	391,687
Banco Santander SA (A)	415,181	827,383
CaixaBank SA	197,237	358,872
Cellnex Telecom SA (A)(C)	4,253	273,070
EDP Renovaveis SA	4,451	84,615
Endesa SA	9,486	254,255
Ferrovial SA	19,721	426,705
Grifols SA (B)	18,601	502,466
Iberdrola SA	209,332	2,468,883
Industria de Diseno Textil SA (B)	33,303	822,023
Naturgy Energy Group SA	32,474	603,346
Repsol SA	84,563	526,007
Siemens Gamesa Renewable Energy SA	2,862	81,111
Telefonica SA	133,990	437,955
Sweden - 3.5%		14,905,712
Alfa Laval AB (A)	11,969	242,711
Assa Abloy AB, B Shares	11,035	236,788
Atlas Copco AB, A Shares	16,567	731,273
Atlas Copco AB, B Shares	9,521	365,067
Boliden AB	38,745	1,058,603
Castellum AB	12,478	259,901
Electrolux AB, B Shares (B)	32,898	742,512
Epiroc AB, A Shares	17,300	258,495
Epiroc AB, B Shares	10,912	156,426
EQT AB	1,130	21,524
Essity AB, A Shares	426	12,874
Essity AB, B Shares (B)	11,790	341,601
Evolution Gaming Group AB (C)	1,613	119,781
Fabege AB	12,874	162,640
Fastighets AB Balder, B Shares (A)	5,535	260,795
Getinge AB, B Shares	7,479	146,494
Hennes & Mauritz AB, B Shares (B)	21,929	356,239
Hexagon AB, B Shares (A)	4,918	359,354
Holmen AB, B Shares	3,132	118,719
Husqvarna AB, B Shares	28,099	290,424
ICA Gruppen AB (B)	3,920	185,537
Indutrade AB (A)	3,377	171,256
Lifco AB, B Shares	1,801	131,719
Lundin Energy AB	2,944	56,177
Nibe Industrier AB, B Shares (A)	5,312	128,068
Sandvik AB (A)	29,351	522,644
Securitas AB, B Shares (A)	21,924	310,221
Sinch AB (A)(C)	782	74,500
Skandinaviska Enskilda Banken AB, A Shares (A)	33,093	283,671
Skandinaviska Enskilda Banken AB, C Shares (A)	323	2,968
Skanska AB, B Shares	40,325	757,921
SKF AB, B Shares	56,036	1,147,016
Svenska Cellulosa AB SCA, B Shares (A)	55,549	753,559
32	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Svenska Handelsbanken AB, A Shares (A)	41,245	$334,180
Svenska Handelsbanken AB, B Shares (A)(B)	1,579	15,238
Sweco AB, B Shares (B)	2,635	132,739
Swedbank AB, A Shares (A)	26,427	414,167
Swedish Match AB	2,372	178,703
Swedish Orphan Biovitrum AB (A)	17,643	304,649
Tele2 AB, B Shares	17,403	206,365
Telefonaktiebolaget LM Ericsson, B Shares	36,332	405,233
Telia Company AB (B)	81,601	312,794
Trelleborg AB, B Shares (A)	14,122	234,649
Volvo AB, A Shares (A)	11,983	232,898
Volvo AB, B Shares (A)	70,254	1,366,619
Switzerland - 10.0%		42,278,707
ABB, Ltd.	53,717	1,304,024
Alcon, Inc. (A)	31,493	1,790,175
Cie Financiere Richemont SA, A Shares	27,319	1,713,864
Coca-Cola HBC AG (A)	18,076	410,183
Credit Suisse Group AG	177,956	1,674,423
Givaudan SA	360	1,467,416
Glencore PLC (A)	329,055	663,305
Kuehne + Nagel International AG	2,160	431,505
LafargeHolcim, Ltd. (A)	35,214	1,511,833
Lonza Group AG	5,141	3,114,160
Nestle SA	67,977	7,646,526
Novartis AG	49,750	3,880,451
Partners Group Holding AG	1,264	1,139,951
Roche Holding AG	14,335	4,609,941
Roche Holding AG, Bearer Shares	1,155	371,999
Schindler Holding AG	1,047	268,904
Schindler Holding AG, Participation Certificates	1,687	431,620
Sika AG	9,016	2,220,186
STMicroelectronics NV	62,183	1,894,145
Swiss Re AG	23,112	1,657,720
Swisscom AG	3,734	1,899,694
UBS Group AG	76,382	887,116
Zurich Insurance Group AG	3,888	1,289,566
United Arab Emirates - 0.0%		1,416
NMC Health PLC (A)	5,181	1,416
United Kingdom - 13.4%		56,720,191
3i Group PLC	106,000	1,317,128
Admiral Group PLC	17,153	609,918
Anglo American PLC	34,128	799,238
Ashtead Group PLC	36,284	1,313,626
ASOS PLC (A)	4,145	236,246
Associated British Foods PLC	10,641	233,556
AstraZeneca PLC	28,730	2,884,906
Auto Trader Group PLC (C)	50,810	380,388
AVEVA Group PLC	1,833	101,676
Aviva PLC	287,585	957,507
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
B&M European Value Retail SA	33,622	$210,758
BAE Systems PLC	98,556	505,909
Barclays PLC (A)	451,003	621,401
Barratt Developments PLC (A)	75,242	469,414
Berkeley Group Holdings PLC	6,287	329,797
BP PLC	537,408	1,366,112
British American Tobacco PLC	44,396	1,405,251
BT Group PLC	164,873	216,165
Bunzl PLC	23,442	727,452
Burberry Group PLC	32,623	571,982
Clarivate PLC (A)	5,971	165,695
CNH Industrial NV (A)	63,202	490,315
Coca-Cola European Partners PLC	23,408	835,727
Compass Group PLC	46,427	633,318
Croda International PLC	8,675	676,820
Diageo PLC	55,974	1,808,636
Ferguson PLC	6,880	686,937
Fiat Chrysler Automobiles NV (A)	32,245	395,964
GlaxoSmithKline PLC	106,475	1,778,450
Halma PLC	17,843	546,321
Hargreaves Lansdown PLC	21,672	378,996
HSBC Holdings PLC (A)	477,275	2,002,852
Imperial Brands PLC	48,831	772,815
Informa PLC (A)	75,036	405,550
InterContinental Hotels Group PLC (A)	6,418	324,968
Intertek Group PLC	11,127	801,656
JD Sports Fashion PLC	26,679	255,684
Johnson Matthey PLC	10,860	301,762
Kingfisher PLC (A)	81,519	302,615
Land Securities Group PLC	24,905	164,006
Legal & General Group PLC	420,071	1,003,745
Lloyds Banking Group PLC (A)	1,632,065	591,401
London Stock Exchange Group PLC	4,294	459,606
M&G PLC	111,667	211,741
Melrose Industries PLC (A)	252,907	391,266
Mondi PLC	58,179	1,100,549
National Grid PLC	100,794	1,197,702
Natwest Group PLC (A)	104,176	167,297
Next PLC	12,213	922,219
Ocado Group PLC (A)	6,462	190,168
Persimmon PLC	22,661	684,464
Phoenix Group Holdings PLC	28,210	241,614
Prudential PLC	45,829	558,674
Reckitt Benckiser Group PLC	12,206	1,073,201
RELX PLC	56,233	1,110,634
Rentokil Initial PLC (A)	126,287	858,901
Rightmove PLC (A)	49,278	393,768
Rio Tinto PLC	43,288	2,438,674
Rio Tinto, Ltd.	17,955	1,165,441
Rolls-Royce Holdings PLC (A)(B)	78,914	72,772
RSA Insurance Group PLC	71,829	393,418
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Schroders PLC	6,891	$232,909
Schroders PLC, Non-Voting Shares	3,262	77,438
Segro PLC	29,714	346,550
Severn Trent PLC	14,324	450,059
Smith & Nephew PLC	10,495	181,364
Smiths Group PLC	23,422	402,634
Spirax-Sarco Engineering PLC	4,611	672,516
SSE PLC	31,705	514,482
St. James's Place PLC	26,021	302,537
Standard Chartered PLC (A)	107,903	490,826
Standard Life Aberdeen PLC	273,380	793,564
Taylor Wimpey PLC (A)	232,236	317,698
Tesco PLC	418,804	1,112,811
The Sage Group PLC	52,750	433,516
Unilever NV (B)	31,889	1,803,433
Unilever PLC	27,860	1,586,452
United Utilities Group PLC	44,417	495,861
Vodafone Group PLC	776,871	1,034,629
Whitbread PLC	14,844	412,080
Wm Morrison Supermarkets PLC	90,679	190,997
WPP PLC	81,913	653,063
United States - 0.0%		32,632

Carnival PLC	2,974	32,632

PREFERRED SECURITIES - 0.8%		$3,389,535
(Cost $3,244,794)
Germany - 0.8%		3,389,535
Bayerische Motoren Werke AG	5,411	279,853
Henkel AG & Company KGaA	2,913	283,401
Porsche Automobil Holding SE	10,027	537,278
Sartorius AG	2,450	1,037,100
Volkswagen AG	8,591	1,251,903

RIGHTS - 0.0%		$132,647
(Cost $518,843)
Rolls-Royce Holdings PLC (Expiration Date: 11-11-20; Strike Price: GBP 0.32) (A)	263,047	132,647

SHORT-TERM INVESTMENTS - 1.3%		$5,584,229
(Cost $5,584,472)
Short-term funds - 1.3%		5,584,229
John Hancock Collateral Trust, 0.2508% (D)(E)	511,174	5,116,137

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0257% (D)	468,092	468,092
Total investments (Multifactor Developed International ETF) (Cost $434,988,550) - 100.7%		$427,070,982
Other assets and liabilities, net - (0.7%)		(2,924,405)
Total net assets - 100.0%		$424,146,577

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

Currency Abbreviations
GBP	Pound Sterling

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-20.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 10-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR EMERGING MARKETS ETF

As of 10-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 98.6%		$651,982,615
(Cost $639,021,295)
Brazil - 3.8%		24,927,280
Ambev SA	326,200	689,059
Atacadao SA	36,700	117,432
B2W Cia Digital (A)	15,197	198,304
B3 SA - Brasil Bolsa Balcao	157,100	1,390,904
Banco Bradesco SA	153,630	484,124
Banco BTG Pactual SA	13,500	169,745
Banco do Brasil SA	112,900	583,493
BB Seguridade Participacoes SA	113,100	464,483
CCR SA	194,500	376,452
Centrais Eletricas Brasileiras SA	54,920	295,840
Cia Brasileira de Distribuicao	33,200	356,701
Cia de Saneamento Basico do Estado de Sao Paulo	93,700	690,643
Cosan SA	13,200	148,780
CPFL Energia SA	28,500	137,755
Energisa SA	23,900	173,965
Engie Brasil Energia SA	47,125	326,017
Equatorial Energia SA	159,000	549,579
Hapvida Participacoes e Investimentos SA (B)	22,500	251,184
Hypera SA	36,600	177,097
JBS SA	189,900	640,575
Klabin SA	86,200	354,906
Localiza Rent a Car SA	70,785	744,924
Lojas Americanas SA	40,986	143,373
Lojas Renner SA	120,960	785,632
Magazine Luiza SA	211,972	905,458
Natura & Company Holding SA	83,900	670,793
Neoenergia SA	49,400	148,988
Notre Dame Intermedica Participacoes SA	31,500	359,196
Pagseguro Digital, Ltd., Class A (A)(C)	19,111	699,654
Petrobras Distribuidora SA	52,700	175,301
Petroleo Brasileiro SA	469,200	1,546,098
Porto Seguro SA	12,400	101,978
Raia Drogasil SA	200,000	834,547
Rumo SA (A)	171,390	545,143
34	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
StoneCo, Ltd., Class A (A)	10,681	$561,178
Sul America SA	12,400	86,000
Suzano SA (A)	75,165	652,447
TIM SA	242,200	497,758
Ultrapar Participacoes SA	92,400	262,489
Vale SA	549,900	5,774,618
Via Varejo S/A (A)	40,600	120,828
WEG SA	55,800	733,839
Chile - 0.5%		3,214,332
Banco de Chile	3,237,470	249,702
Banco de Credito e Inversiones SA	5,353	167,368
Banco Santander Chile	7,053,838	246,693
Cencosud SA	193,099	268,183
Cencosud Shopping SA	51,152	67,539
Colbun SA	1,477,998	222,837
Empresas CMPC SA	201,068	417,732
Empresas COPEC SA	47,300	360,542
Enel Americas SA	6,304,642	835,699
Enel Chile SA	3,274,550	219,522
Falabella SA	57,875	158,515
China - 33.3%		220,600,524
Agricultural Bank of China, Ltd., H Shares	6,227,000	2,103,811
Aier Eye Hospital Group Company, Ltd., A Shares	20,400	189,562
Airtac International Group	7,000	187,949
Alibaba Group Holding, Ltd., ADR (A)	94,857	28,901,978
Anhui Conch Cement Company, Ltd., H Shares	334,000	2,082,426
ANTA Sports Products, Ltd.	192,000	2,111,917
Baidu, Inc., ADR (A)	33,623	4,473,540
Bank of China, Ltd., H Shares	10,335,000	3,265,150
Bank of Communications Company, Ltd., H Shares	3,598,000	1,767,717
Bank of Ningbo Company, Ltd., A Shares	62,941	319,205
Bank of Shanghai Company, Ltd., A Shares	76,900	90,097
BeiGene, Ltd., ADR (A)	3,148	933,445
BOE Technology Group Company, Ltd., A Shares	182,900	129,118
BYD Company, Ltd., H Shares (C)	152,000	3,020,458
CGN Power Company, Ltd., H Shares (B)	2,410,000	515,884
Changchun High & New Technology Industry Group, Inc., A Shares	2,500	139,742
China CITIC Bank Corp., Ltd., H Shares	2,154,000	874,949
China Communications Construction Company, Ltd., H Shares	990,000	517,031
China Construction Bank Corp., H Shares	21,036,000	14,512,544
China Everbright Bank Company, Ltd., H Shares	555,000	191,803
China Evergrande Group (C)	937,000	1,860,745
China Feihe, Ltd. (B)	267,000	605,281
China Life Insurance Company, Ltd., H Shares	1,002,000	2,175,887
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Merchants Bank Company, Ltd., H Shares	850,500	$4,419,834
China Merchants Securities Company, Ltd., H Shares (B)	154,740	191,558
China Merchants Shekou Industrial Zone Holdings Company, Ltd., A Shares	32,600	68,409
China Minsheng Banking Corp., Ltd., H Shares	1,448,000	791,701
China Pacific Insurance Group Company, Ltd., H Shares	595,800	1,855,429
China Petroleum & Chemical Corp., H Shares	4,260,000	1,653,494
China Railway Construction Corp., Ltd., H Shares	507,000	342,583
China Railway Group, Ltd., H Shares	913,000	419,129
China Shenhua Energy Company, Ltd., H Shares	826,000	1,427,287
China State Construction Engineering Corp., Ltd., A Shares	425,000	324,132
China Telecom Corp., Ltd., H Shares	4,034,000	1,269,265
China Tourism Group Duty Free Corp., Ltd., A Shares	9,400	279,747
China United Network Communications, Ltd., A Shares	265,600	189,086
China Vanke Company, Ltd., H Shares	460,200	1,424,244
China Yangtze Power Company, Ltd., A Shares	138,975	393,267
Chongqing Zhifei Biological Products Company, Ltd., A Shares	8,800	210,379
CITIC Securities Company, Ltd., H Shares	381,000	821,463
CNOOC, Ltd.	3,927,000	3,565,005
Contemporary Amperex Technology Company, Ltd., A Shares	14,600	538,593
Country Garden Holdings Company, Ltd.	2,009,222	2,471,741
Country Garden Services Holdings Company, Ltd.	142,000	890,836
CRRC Corp., Ltd., H Shares	682,000	263,835
CSC Financial Company, Ltd., H Shares (B)	130,000	156,908
CSPC Pharmaceutical Group, Ltd.	1,535,840	1,618,060
East Money Information Company, Ltd., A Shares	24,400	85,143
GF Securities Company, Ltd., H Shares	236,000	304,021
GoerTek, Inc., A Shares	17,100	115,766
Great Wall Motor Company, Ltd., H Shares	614,000	992,870
Gree Electric Appliances, Inc. of Zhuhai, A Shares	60,100	524,110
GSX Techedu, Inc., ADR (A)(C)	2,371	157,482
Guotai Junan Securities Company, Ltd., H Shares (B)	165,400	214,992
Haier Smart Home Company, Ltd., A Shares	68,200	253,045
Haitong Securities Company, Ltd., H Shares (A)	505,200	426,057
Hangzhou Hikvision Digital Technology Company, Ltd., A Shares	49,100	329,033
Henan Shuanghui Investment & Development Company, Ltd., A Shares	10,200	76,117
Hengli Petrochemical Company, Ltd., A Shares	47,900	137,976
Huatai Securities Company, Ltd., H Shares (B)	261,200	421,700
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Industrial & Commercial Bank of China, Ltd., H Shares	9,781,000	$5,499,160
Industrial Bank Company, Ltd., A Shares	208,200	553,112
Inner Mongolia Yili Industrial Group Company, Ltd., A Shares	33,900	201,016
iQIYI, Inc., ADR (A)(C)	17,482	431,805
JD.com, Inc., ADR (A)	118,176	9,633,708
Jiangsu Hengrui Medicine Company, Ltd., A Shares	28,593	379,123
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., A Shares	6,890	172,821
Kweichow Moutai Company, Ltd., A Shares	4,300	1,071,772
Lens Technology Company, Ltd., A Shares	39,000	193,423
Longfor Group Holdings, Ltd. (B)	406,500	2,219,937
LONGi Green Energy Technology Company, Ltd., A Shares	19,800	224,561
Luxshare Precision Industry Company, Ltd., A Shares	39,200	320,962
Luzhou Laojiao Company, Ltd., A Shares	9,600	247,157
Mango Excellent Media Company, Ltd., A Shares	8,315	91,835
Meituan, Class B (A)	158,500	5,890,469
Muyuan Foods Company, Ltd., A Shares	20,700	218,981
NetEase, Inc., ADR	97,950	8,501,081
New China Life Insurance Company, Ltd., H Shares	174,500	694,188
New Hope Liuhe Company, Ltd., A Shares	29,600	118,750
New Oriental Education & Technology Group, Inc., ADR (A)	16,222	2,601,684
NIO, Inc., ADR (A)	66,520	2,034,182
PICC Property & Casualty Company, Ltd., H Shares	1,200,000	810,847
Pinduoduo, Inc., ADR (A)	31,655	2,848,317
Ping An Bank Company, Ltd., A Shares	187,900	497,780
Ping An Insurance Group Company of China, Ltd., H Shares	1,220,500	12,520,007
Poly Developments and Holdings Group Company, Ltd., A Shares	114,500	262,488
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,322,000	647,801
Rongsheng Petro Chemical Company, Ltd., A Shares	21,700	61,730
Sanan Optoelectronics Company, Ltd., A Shares	24,100	79,959
Sany Heavy Industry Company, Ltd., A Shares	67,900	262,978
Semiconductor Manufacturing International Corp. (A)	429,000	1,258,535
SF Holding Company, Ltd., A Shares	13,200	163,123
Shandong Gold Mining Company, Ltd., H Shares (B)	90,970	213,734
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	76,000	312,140
Shanghai International Airport Company, Ltd., A Shares	17,800	175,604
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., A Shares	4,961	$166,685
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	187,200	47,314
Shenzhen Kangtai Biological Products Company, Ltd., A Shares	2,100	56,830
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., A Shares	5,500	317,513
Shenzhou International Group Holdings, Ltd.	159,300	2,750,572
Silergy Corp.	5,000	307,655
Sunac China Holdings, Ltd.	618,000	2,279,193
Sunny Optical Technology Group Company, Ltd.	101,000	1,669,691
TAL Education Group, ADR (A)	35,639	2,368,568
Tencent Holdings, Ltd.	396,800	30,240,275
Tencent Music Entertainment Group, ADR (A)	34,355	511,202
The People's Insurance Company Group of China, Ltd., H Shares	1,206,000	357,686
Trip.com Group, Ltd., ADR (A)	57,460	1,652,550
Wanhua Chemical Group Company, Ltd., A Shares	24,100	282,321
Weichai Power Company, Ltd., H Shares	596,000	1,125,159
Will Semiconductor, Ltd., A Shares	3,300	97,529
Wingtech Technology Company, Ltd., A Shares	3,800	57,055
Wuliangye Yibin Company, Ltd., A Shares	22,500	820,554
WuXi AppTec Company, Ltd., H Shares (B)	26,800	426,804
WuXi Biologics Cayman, Inc. (A)(B)	44,000	1,228,960
Xiaomi Corp., Class B (A)(B)	865,800	2,456,218
Yonyou Network Technology Company, Ltd., A Shares	10,300	66,333
Yum China Holdings, Inc.	91,606	4,876,187
Yunnan Baiyao Group Company, Ltd., A Shares	5,700	87,590
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., A Shares	3,500	119,780
Zijin Mining Group Company, Ltd., H Shares	1,514,000	1,095,255
ZTE Corp., H Shares	179,400	395,127
ZTO Express Cayman, Inc., ADR	94,224	2,730,612
Hong Kong - 3.9%		26,085,477
Alibaba Health Information Technology, Ltd. (A)	392,000	1,023,617
China Mengniu Dairy Company, Ltd. (A)	666,000	3,130,389
China Mobile, Ltd.	1,151,500	7,001,196
China Overseas Land & Investment, Ltd.	1,084,000	2,711,800
China Resources Beer Holdings Company, Ltd.	330,000	2,044,720
China Resources Land, Ltd.	772,000	3,140,822
China Unicom Hong Kong, Ltd.	1,832,000	1,124,499
Geely Automobile Holdings, Ltd.	1,388,000	2,849,437
Shimao Group Holdings, Ltd.	191,000	673,624
Sino Biopharmaceutical, Ltd.	2,365,500	2,385,373
India - 12.2%		80,534,927
Adani Enterprises, Ltd.	20,169	91,364
Adani Green Energy, Ltd. (A)	14,397	166,374
36	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Adani Ports and Special Economic Zone, Ltd.	164,812	$796,177
Alkem Laboratories, Ltd.	2,489	88,147
Ambuja Cements, Ltd.	143,572	503,614
Asian Paints, Ltd.	51,769	1,543,831
Aurobindo Pharma, Ltd.	72,952	761,439
Avenue Supermarts, Ltd. (A)(B)	12,907	388,390
Axis Bank, Ltd. (A)	276,266	1,830,403
Bajaj Auto, Ltd.	11,508	447,586
Bajaj Finance, Ltd.	19,589	872,296
Bajaj Finserv, Ltd.	6,330	474,061
Bajaj Holdings & Investment, Ltd.	4,718	146,873
Berger Paints India, Ltd.	39,214	330,137
Bharat Petroleum Corp., Ltd.	249,379	1,190,572
Bharti Airtel, Ltd.	311,411	1,818,481
Bharti Infratel, Ltd.	120,002	300,460
Biocon, Ltd. (A)	22,578	123,237
Bosch, Ltd.	825	129,582
Britannia Industries, Ltd.	10,971	514,933
Cadila Healthcare, Ltd.	10,142	57,205
Cipla, Ltd.	39,966	407,709
Coal India, Ltd.	143,623	222,196
Colgate-Palmolive India, Ltd.	13,767	282,371
Dabur India, Ltd.	109,639	757,039
Divi's Laboratories, Ltd.	12,238	519,195
DLF, Ltd.	87,614	187,860
Dr. Reddy's Laboratories, Ltd.	13,314	877,809
Eicher Motors, Ltd.	19,951	561,317
GAIL India, Ltd.	268,745	307,702
Godrej Consumer Products, Ltd.	74,126	664,966
Grasim Industries, Ltd.	47,880	503,691
Havells India, Ltd.	41,279	406,175
HCL Technologies, Ltd.	151,067	1,722,010
HDFC Bank, Ltd. (A)	380,230	6,066,646
HDFC Life Insurance Company, Ltd. (A)(B)	50,952	406,200
Hero MotoCorp, Ltd.	21,269	805,012
Hindalco Industries, Ltd.	166,530	384,486
Hindustan Petroleum Corp., Ltd.	186,055	472,371
Hindustan Unilever, Ltd.	103,356	2,893,954
Housing Development Finance Corp., Ltd.	192,895	5,000,186
ICICI Bank, Ltd. (A)	491,637	2,610,521
ICICI Lombard General Insurance Company, Ltd. (A)(B)	7,177	120,089
ICICI Prudential Life Insurance Company, Ltd. (A)(B)	25,264	137,711
Indian Oil Corp., Ltd.	530,004	566,782
Indraprastha Gas, Ltd.	10,417	56,648
Info Edge India, Ltd.	3,943	188,404
Infosys, Ltd.	403,370	5,771,798
InterGlobe Aviation, Ltd. (A)(B)	7,673	135,015
ITC, Ltd.	424,827	948,168
JSW Steel, Ltd.	311,515	1,295,536
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
Kansai Nerolac Paints, Ltd.	14,917	$103,754
Kotak Mahindra Bank, Ltd. (A)	70,662	1,473,168
Larsen & Toubro Infotech, Ltd. (B)	4,835	189,857
Larsen & Toubro, Ltd.	59,831	751,485
Lupin, Ltd.	25,530	312,806
Mahindra & Mahindra, Ltd.	117,641	944,128
Marico, Ltd.	86,880	417,357
Maruti Suzuki India, Ltd.	8,967	839,497
Motherson Sumi Systems, Ltd.	199,918	285,414
Muthoot Finance, Ltd.	15,361	254,540
Nestle India, Ltd.	4,380	1,013,622
NMDC, Ltd.	143,569	159,247
NTPC, Ltd.	383,252	456,908
Oil & Natural Gas Corp., Ltd.	535,371	468,131
Petronet LNG, Ltd.	154,076	480,477
Pidilite Industries, Ltd.	20,920	443,609
Piramal Enterprises, Ltd.	17,573	298,770
Power Finance Corp., Ltd.	135,842	160,208
Power Grid Corp. of India, Ltd.	501,825	1,164,373
Procter & Gamble Hygiene & Health Care, Ltd.	1,483	203,136
Reliance Industries, Ltd.	320,698	8,933,413
SBI Life Insurance Company, Ltd. (A)(B)	18,985	197,516
Shree Cement, Ltd.	1,461	425,925
Siemens, Ltd.	9,524	162,926
State Bank of India (A)	257,266	659,243
Sun Pharmaceutical Industries, Ltd.	133,602	840,291
Tata Consultancy Services, Ltd.	104,335	3,749,978
Tata Consumer Products, Ltd.	18,787	125,234
Tata Motors, Ltd. (A)	298,844	537,139
Tata Steel, Ltd.	68,341	376,898
Tech Mahindra, Ltd.	127,040	1,390,613
Titan Company, Ltd.	55,689	877,370
Torrent Pharmaceuticals, Ltd.	6,799	235,051
UltraTech Cement, Ltd.	14,829	910,691
United Breweries, Ltd.	11,425	142,760
United Spirits, Ltd. (A)	50,122	341,181
UPL, Ltd.	131,324	802,750
Vedanta, Ltd.	307,788	398,506
Vodafone Idea, Ltd. (A)	559,530	66,442
Wipro, Ltd.	235,967	1,085,784
Indonesia - 1.8%		11,924,639
Astra International Tbk PT	3,506,000	1,300,516
Bank Central Asia Tbk PT	1,024,600	2,028,183
Bank Mandiri Persero Tbk PT	2,685,100	1,060,270
Bank Negara Indonesia Persero Tbk PT	1,437,600	465,930
Bank Rakyat Indonesia Persero Tbk PT	8,877,500	2,039,549
Barito Pacific Tbk PT (A)	2,815,500	173,262
Charoen Pokphand Indonesia Tbk PT	1,380,600	552,240
Gudang Garam Tbk PT (A)	105,800	296,421
Indocement Tunggal Prakarsa Tbk PT	264,300	220,928
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Indonesia (continued)
Indofood CBP Sukses Makmur Tbk PT	377,000	$248,756
Indofood Sukses Makmur Tbk PT	946,600	453,074
Kalbe Farma Tbk PT	3,589,000	374,238
Mayora Indah Tbk PT	1,911,900	305,904
Semen Indonesia Persero Tbk PT	631,900	413,705
Telekomunikasi Indonesia Persero Tbk PT	7,727,100	1,384,274
United Tractors Tbk PT	420,500	607,389
Malaysia - 2.2%		14,652,899
Axiata Group BHD	471,595	332,557
CIMB Group Holdings BHD	701,606	498,132
Dialog Group BHD	474,000	422,094
DiGi.Com BHD	362,400	328,820
Fraser & Neave Holdings BHD	12,300	93,545
Genting BHD	432,100	307,826
Genting Malaysia BHD	480,300	231,191
HAP Seng Consolidated BHD	74,600	131,605
Hartalega Holdings BHD	260,800	1,129,819
Hong Leong Bank BHD	84,200	299,918
Hong Leong Financial Group BHD	49,800	168,996
IHH Healthcare BHD	247,900	296,525
IOI Corp. BHD	238,900	247,237
KLCCP Stapled Group	34,800	63,653
Kossan Rubber Industries BHD	132,400	238,989
Kuala Lumpur Kepong BHD	49,975	255,227
Malayan Banking BHD	706,670	1,190,539
Maxis BHD	237,300	274,137
MISC BHD	190,600	302,299
Nestle Malaysia BHD	6,700	224,785
Petronas Chemicals Group BHD	301,600	424,635
Petronas Dagangan BHD	56,700	235,261
Petronas Gas BHD	73,800	279,570
PPB Group BHD	100,400	454,277
Press Metal Aluminium Holdings BHD	333,900	441,182
Public Bank BHD	429,800	1,559,900
RHB Bank BHD	336,800	342,879
Sime Darby BHD	518,400	300,684
Sime Darby Plantation BHD	237,100	276,189
Supermax Corp. BHD (A)	64,400	146,779
Telekom Malaysia BHD	253,500	255,635
Tenaga Nasional BHD	655,200	1,504,358
Top Glove Corp. BHD	585,400	1,207,432
Westports Holdings BHD	198,400	186,224
Mexico - 2.1%		13,669,921
America Movil SAB de CV, Series L	3,251,988	1,970,068
Arca Continental SAB de CV	68,964	299,808
Cemex SAB de CV	2,701,388	1,112,168
Coca-Cola Femsa SAB de CV	80,512	305,475
El Puerto de Liverpool SAB de CV, Series C1 (A)(C)	27,756	74,577
Fibra Uno Administracion SA de CV	305,240	231,396
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Mexico (continued)
Fomento Economico Mexicano SAB de CV	181,948	$975,777
Gruma SAB de CV, Class B	19,515	207,637
Grupo Aeroportuario del Pacifico SAB de CV, Series B	65,228	541,382
Grupo Aeroportuario del Sureste SAB de CV, Series B (A)	23,259	268,997
Grupo Bimbo SAB de CV, Series A	313,400	603,896
Grupo Carso SAB de CV, Series A1	66,204	122,560
Grupo Elektra SAB de CV	4,531	256,875
Grupo Financiero Banorte SAB de CV, Series O (A)	314,204	1,396,954
Grupo Financiero Inbursa SAB de CV, Series O (A)	461,640	341,064
Grupo Mexico SAB de CV, Series B	574,808	1,633,857
Grupo Televisa SAB (A)	422,152	535,688
Industrias Penoles SAB de CV	16,873	268,667
Infraestructura Energetica Nova SAB de CV	88,836	296,099
Kimberly-Clark de Mexico SAB de CV, Class A	192,400	286,464
Orbia Advance Corp. SAB de CV	128,200	227,088
Wal-Mart de Mexico SAB de CV	709,840	1,713,424
Philippines - 1.2%		7,950,750
Aboitiz Equity Ventures, Inc.	327,510	301,458
Aboitiz Power Corp.	530,500	296,488
Ayala Corp.	37,910	597,631
Ayala Land, Inc.	876,300	597,477
Bank of the Philippine Islands	311,370	473,167
BDO Unibank, Inc.	321,920	591,295
Globe Telecom, Inc.	6,335	265,704
International Container Terminal Services, Inc.	172,330	409,462
JG Summit Holdings, Inc.	445,303	591,131
Jollibee Foods Corp.	52,130	183,101
Manila Electric Company	52,440	325,041
Metropolitan Bank & Trust Company	378,352	318,551
PLDT, Inc.	19,245	528,045
San Miguel Corp.	90,949	191,669
SM Investments Corp.	45,465	892,392
SM Prime Holdings, Inc.	1,305,800	909,204
Universal Robina Corp.	168,340	478,934
Poland - 0.7%		4,369,965
Bank Polska Kasa Opieki SA (A)	19,999	213,275
CD Projekt SA (A)	6,372	539,185
Cyfrowy Polsat SA	54,857	341,567
Dino Polska SA (A)(B)	5,351	293,490
ING Bank Slaski SA (A)	4,245	109,881
KGHM Polska Miedz SA (A)	26,558	791,641
LPP SA (A)	199	263,077
PGE Polska Grupa Energetyczna SA (A)	127,734	145,339
Polski Koncern Naftowy ORLEN SA	58,321	560,595
Polskie Gornictwo Naftowe i Gazownictwo SA	281,878	296,549
Powszechna Kasa Oszczednosci Bank Polski SA (A)	99,070	473,767
38	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Poland (continued)
Powszechny Zaklad Ubezpieczen SA (A)	46,359	$252,631
Santander Bank Polska SA (A)	2,867	88,968
Russia - 2.1%		13,651,541
Gazprom PJSC, ADR	732,711	2,806,283
Lukoil PJSC, ADR	5,692	290,804
Lukoil PJSC, ADR (London Stock Exchange)	68,686	3,507,107
MMC Norilsk Nickel PJSC, ADR	625	14,844
MMC Norilsk Nickel PJSC, ADR (London Stock Exchange)	109,326	2,606,332
Novatek PJSC, GDR	8,404	1,012,682
Polyus PJSC, GDR	5,688	559,466
Sberbank of Russia PJSC, ADR	5,560	56,212
Sberbank of Russia PJSC, ADR (London Stock Exchange)	277,011	2,797,811
Saudi Arabia - 1.3%		8,536,030
Al Rajhi Bank	74,727	1,311,105
Alinma Bank (A)	90,282	367,840
Almarai Company JSC	22,644	311,557
Bank AlBilad	17,849	110,703
Banque Saudi Fransi	42,843	339,289
Bupa Arabia for Cooperative Insurance Company (A)	2,310	70,588
Etihad Etisalat Company (A)	61,120	456,326
Jarir Marketing Company	5,003	231,053
National Commercial Bank	91,371	951,401
Riyad Bank	84,643	406,254
Samba Financial Group	60,616	446,098
Saudi Arabian Fertilizer Company	18,332	368,566
Saudi Arabian Mining Company (A)	39,399	391,857
Saudi Basic Industries Corp.	54,630	1,311,015
Saudi Telecom Company	36,339	966,056
The Savola Group	23,622	288,480
Yanbu National Petrochemical Company	13,556	207,842
South Africa - 3.9%		26,201,662
Absa Group, Ltd.	144,189	771,404
Anglo American Platinum, Ltd.	7,891	517,403
AngloGold Ashanti, Ltd.	61,822	1,403,296
Bid Corp., Ltd.	57,865	793,079
Capitec Bank Holdings, Ltd. (A)	11,562	811,181
Clicks Group, Ltd.	36,083	523,965
Discovery, Ltd.	127,633	840,479
Exxaro Resources, Ltd.	36,976	248,111
FirstRand, Ltd.	795,016	1,839,686
Gold Fields, Ltd.	133,562	1,419,154
Harmony Gold Mining Company, Ltd. (A)	54,180	265,919
Impala Platinum Holdings, Ltd.	128,389	1,128,093
Kumba Iron Ore, Ltd.	11,565	341,859
MTN Group, Ltd. (C)	435,900	1,550,314
Naspers, Ltd., N Shares	31,649	6,157,558
Nedbank Group, Ltd.	109,499	646,801
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
Northam Platinum, Ltd. (A)	41,879	$399,002
Old Mutual, Ltd. (C)	742,234	426,111
Sanlam, Ltd.	467,906	1,361,207
Sasol, Ltd. (A)	86,719	448,465
Shoprite Holdings, Ltd.	77,164	612,183
Sibanye Stillwater, Ltd.	278,672	804,867
Standard Bank Group, Ltd.	304,053	1,984,824
Vodacom Group, Ltd.	120,238	906,701
South Korea - 13.4%		88,499,862
Alteogen, Inc. (A)	1,090	152,064
Amorepacific Corp.	2,863	398,655
AMOREPACIFIC Group	3,782	145,154
Celltrion Healthcare Company, Ltd. (A)	6,182	461,457
Celltrion, Inc. (A)	9,680	2,055,944
CJ CheilJedang Corp.	1,804	573,935
CJ Logistics Corp. (A)	798	112,172
Coway Company, Ltd. (A)	10,936	668,863
DB Insurance Company, Ltd.	12,663	493,820
E-MART, Inc.	3,856	482,552
GS Holdings Corp.	10,167	295,683
Hana Financial Group, Inc.	53,992	1,446,512
Hanjin Kal Corp.	1,582	104,147
Hankook Tire & Technology Company, Ltd.	17,662	492,643
Hanmi Pharm Company, Ltd.	652	150,833
Hanon Systems	27,852	274,912
Hanwha Solutions Corp.	15,578	599,946
HLB, Inc. (A)	1,765	143,104
Hyundai Engineering & Construction Company, Ltd.	13,286	358,875
Hyundai Glovis Company, Ltd.	5,546	818,679
Hyundai Heavy Industries Holdings Company, Ltd.	1,604	303,215
Hyundai Mobis Company, Ltd.	8,151	1,619,856
Hyundai Motor Company	18,405	2,668,214
Hyundai Steel Company	14,873	378,805
Industrial Bank of Korea	58,201	419,055
Kakao Corp.	4,278	1,244,153
Kangwon Land, Inc.	12,035	223,794
KB Financial Group, Inc.	61,670	2,179,402
Kia Motors Corp.	38,166	1,698,584
Korea Electric Power Corp. (A)	43,815	770,344
Korea Investment Holdings Company, Ltd.	6,232	376,765
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	6,935	479,161
Korea Zinc Company, Ltd.	1,797	605,757
KT&G Corp.	12,907	921,360
LG Chem, Ltd.	3,535	1,903,486
LG Corp.	24,530	1,465,704
LG Display Company, Ltd. (A)	46,347	573,874
LG Electronics, Inc.	33,342	2,468,254
LG Household & Health Care, Ltd.	1,231	1,627,302
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
LG Uplus Corp.	70,984	$691,260
Lotte Chemical Corp.	3,546	728,138
Lotte Corp.	7,698	192,670
Mirae Asset Daewoo Company, Ltd.	63,655	469,545
NAVER Corp.	9,846	2,516,383
NCSoft Corp.	2,149	1,469,661
Netmarble Corp. (A)(B)	3,797	391,512
Orion Corp.	3,182	304,263
POSCO	11,948	2,190,168
POSCO Chemical Company, Ltd.	1,467	95,283
S-1 Corp.	2,841	204,306
Samsung Biologics Company, Ltd. (A)(B)	947	569,185
Samsung C&T Corp.	8,678	845,086
Samsung Card Company, Ltd.	5,202	134,783
Samsung Electro-Mechanics Company, Ltd.	7,981	938,983
Samsung Electronics Company, Ltd.	559,939	27,930,332
Samsung Fire & Marine Insurance Company, Ltd.	7,134	1,125,395
Samsung Heavy Industries Company, Ltd. (A)	83,687	372,450
Samsung Life Insurance Company, Ltd.	15,611	869,494
Samsung SDI Company, Ltd.	4,460	1,737,305
Samsung SDS Company, Ltd.	3,717	551,965
Seegene, Inc.	2,240	518,199
Shin Poong Pharmaceutical Company, Ltd. (A)	1,191	131,727
Shinhan Financial Group Company, Ltd.	72,294	1,933,659
SK Holdings Company, Ltd.	5,255	845,190
SK Hynix, Inc.	78,627	5,536,527
SK Innovation Company, Ltd.	9,240	1,021,962
SK Telecom Company, Ltd.	4,899	923,932
S-Oil Corp.	5,588	267,408
Woori Financial Group, Inc.	82,203	644,033
Yuhan Corp.	3,662	192,023
Taiwan - 14.0%		92,604,547
Accton Technology Corp.	43,000	311,937
Advantech Company, Ltd.	51,989	525,279
ASE Technology Holding Company, Ltd.	793,000	1,752,149
Asia Cement Corp.	514,000	739,458
ASMedia Technology, Inc.	2,000	100,337
Asustek Computer, Inc.	125,000	1,059,748
AU Optronics Corp. (A)	1,595,000	644,056
Catcher Technology Company, Ltd.	132,000	832,975
Cathay Financial Holding Company, Ltd.	1,177,359	1,580,596
Chailease Holding Company, Ltd.	321,768	1,558,022
Chang Hwa Commercial Bank, Ltd.	1,374,993	819,607
Cheng Shin Rubber Industry Company, Ltd.	463,000	584,345
China Development Financial Holding Corp.	2,931,000	858,698
China Life Insurance Company, Ltd.	752,432	503,752
China Steel Corp.	2,096,000	1,487,538
Chunghwa Telecom Company, Ltd.	392,000	1,466,394
Compal Electronics, Inc.	845,000	549,478
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
CTBC Financial Holding Company, Ltd.	2,774,000	$1,750,510
Delta Electronics, Inc.	181,000	1,202,300
E.Sun Financial Holding Company, Ltd.	1,807,328	1,535,409
Eclat Textile Company, Ltd.	26,000	344,049
Far Eastern New Century Corp.	804,000	723,793
Far EasTone Telecommunications Company, Ltd.	370,000	776,129
Feng TAY Enterprise Company, Ltd.	93,680	566,596
First Financial Holding Company, Ltd.	2,012,668	1,410,806
Formosa Chemicals & Fibre Corp.	525,000	1,262,783
Formosa Petrochemical Corp.	158,000	434,171
Formosa Plastics Corp.	503,000	1,390,994
Fubon Financial Holding Company, Ltd.	1,162,000	1,653,413
Globalwafers Company, Ltd.	34,000	493,296
Hiwin Technologies Corp.	12,792	111,357
Hon Hai Precision Industry Company, Ltd.	1,427,800	3,868,565
Hotai Motor Company, Ltd.	39,000	820,809
Hua Nan Financial Holdings Company, Ltd.	2,066,360	1,242,554
Innolux Corp. (A)	1,643,000	569,236
Inventec Corp.	516,000	407,698
Largan Precision Company, Ltd.	14,000	1,480,588
Lite-On Technology Corp.	453,000	737,223
MediaTek, Inc.	156,000	3,697,729
Mega Financial Holding Company, Ltd.	1,545,000	1,488,096
Nan Ya Plastics Corp.	807,000	1,656,123
Nanya Technology Corp.	194,000	392,022
Novatek Microelectronics Corp.	92,000	858,776
Oneness Biotech Company, Ltd. (A)	16,000	163,896
Pegatron Corp.	426,000	915,937
Pou Chen Corp.	545,000	480,151
President Chain Store Corp.	107,000	965,127
Quanta Computer, Inc.	440,000	1,107,557
Realtek Semiconductor Corp.	56,000	695,999
Shin Kong Financial Holding Company, Ltd.	2,484,535	691,415
SinoPac Financial Holdings Company, Ltd.	2,244,000	839,436
Taishin Financial Holding Company, Ltd.	2,526,562	1,112,965
Taiwan Cement Corp.	914,164	1,295,973
Taiwan Cooperative Financial Holding Company, Ltd.	1,820,803	1,222,208
Taiwan High Speed Rail Corp.	372,000	393,413
Taiwan Mobile Company, Ltd.	233,000	795,850
Taiwan Semiconductor Manufacturing Company, Ltd.	1,811,000	27,351,618
Uni-President Enterprises Corp.	899,000	1,926,642
United Microelectronics Corp.	2,225,000	2,388,082
Vanguard International Semiconductor Corp.	145,000	472,460
Walsin Technology Corp.	40,000	228,643
Win Semiconductors Corp.	53,000	576,258
Wiwynn Corp.	9,000	228,748
Yageo Corp.	45,000	559,285
Yuanta Financial Holding Company, Ltd.	2,443,360	1,516,235
40	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Zhen Ding Technology Holding, Ltd.	101,000	$427,255
Thailand - 1.9%		12,313,293
Advanced Info Service PCL, NVDR	152,700	845,135
Airports of Thailand PCL, NVDR	328,000	544,606
B Grimm Power PCL, NVDR	90,400	113,843
Bangkok Bank PCL, NVDR	69,400	215,431
Bangkok Dusit Medical Services PCL, NVDR	432,300	242,729
Bangkok Expressway & Metro PCL, NVDR	894,200	235,259
Bank of Ayudhya PCL, NVDR	93,600	56,759
Berli Jucker PCL, NVDR	200,800	185,225
BTS Group Holdings PCL, NVDR	992,500	283,412
Bumrungrad Hospital PCL, NVDR	63,300	184,818
Central Pattana PCL, NVDR	172,600	213,206
Central Retail Corp. PCL, NVDR (A)	232,800	199,804
Charoen Pokphand Foods PCL, NVDR	867,000	702,390
CP ALL PCL, NVDR	628,300	1,083,537
Delta Electronics Thailand PCL, NVDR	21,800	125,201
Electricity Generating PCL, NVDR	42,300	225,292
Energy Absolute PCL, NVDR	289,600	353,086
Global Power Synergy PCL, NVDR	106,386	176,642
Gulf Energy Development PCL, NVDR	385,540	352,543
Home Product Center PCL, NVDR	565,100	253,835
Indorama Ventures PCL, NVDR	390,100	276,609
Intouch Holdings PCL, NVDR	119,700	205,469
Kasikornbank PCL, NVDR	87,100	213,087
Krung Thai Bank PCL, NVDR	574,400	159,415
Krungthai Card PCL, NVDR	60,300	76,421
Land & Houses PCL, NVDR	598,300	122,856
Minor International PCL, NVDR (A)	352,929	189,104
Muangthai Capital PCL, NVDR	82,600	145,098
Osotspa PCL, NVDR	109,800	112,733
PTT Exploration & Production PCL, NVDR	359,100	907,327
PTT Global Chemical PCL, NVDR	243,100	311,992
PTT PCL, NVDR	1,227,100	1,220,505
Ratch Group PCL, NVDR	62,800	93,694
Thai Beverage PCL	794,900	337,636
Thai Oil PCL, NVDR	185,300	203,626
The Siam Cement PCL, NVDR	40,900	443,545
The Siam Commercial Bank PCL, NVDR	123,900	258,394
TMB Bank PCL, NVDR	2,978,389	77,404
Total Access Communication PCL, NVDR	144,400	142,466
True Corp. PCL, NVDR	2,557,100	223,159
Turkey - 0.3%		2,244,966
Akbank T.A.S. (A)	419,796	238,868
Aselsan Elektronik Sanayi Ve Ticaret AS	39,965	79,854
BIM Birlesik Magazalar AS	65,453	521,563
Enka Insaat ve Sanayi AS	188,481	162,108
Eregli Demir ve Celik Fabrikalari TAS	194,560	221,181
Ford Otomotiv Sanayi AS	10,573	136,214
KOC Holding AS	104,160	175,940
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Turkey (continued)
Tupras Turkiye Petrol Rafinerileri AS (A)	9,762	$87,046
Turkcell Iletisim Hizmetleri AS	146,993	256,006
Turkiye Garanti Bankasi AS (A)	299,611	235,886
Turkiye Is Bankasi AS, Class C (A)	213,758	130,300

PREFERRED SECURITIES - 1.2%		$7,929,006
(Cost $15,457,846)
Brazil - 1.1%		7,531,842
Banco Bradesco SA	467,626	1,634,988
Braskem SA, A Shares (A)	26,000	102,990
Centrais Eletricas Brasileiras SA, B Shares	34,260	184,134
Cia Paranaense de Energia, B Shares	7,800	83,546
Gerdau SA	151,600	573,430
Itau Unibanco Holding SA	413,750	1,684,851
Lojas Americanas SA	116,972	471,256
Petroleo Brasileiro SA	708,100	2,325,948
Telefonica Brasil SA	63,800	470,699
Chile - 0.1%		397,164

Sociedad Quimica y Minera de Chile SA, B Shares	10,882	397,164

INVESTMENT COMPANIES - 0.0%		$113,946
(Cost $113,278)
South Korea - 0.0%		113,946

Macquarie Korea Infrastructure Fund	11,754	113,946

WARRANTS - 0.0%		$3,274
(Cost $0)
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (A)	16,456	3,274

SHORT-TERM INVESTMENTS - 0.5%		$3,589,842
(Cost $3,590,234)
Short-term funds - 0.5%		3,589,842
John Hancock Collateral Trust, 0.2508% (D)(E)	358,674	3,589,826

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0257% (D)	16	16
Total investments (Multifactor Emerging Markets ETF) (Cost $658,182,653) - 100.3%		$663,618,683
Other assets and liabilities, net - (0.3%)		(1,926,177)
Total net assets - 100.0%		$661,692,506

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
THB	Thai Bhat

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR EMERGING MARKETS ETF (continued)

(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 10-31-20.
(D)	The rate shown is the annualized seven-day yield as of 10-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR ENERGY ETF

As of 10-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 98.6%		$9,275,995
(Cost $18,444,226)
Consumer discretionary – 2.0%		185,759
Specialty retail – 2.0%
Murphy USA, Inc. (A)	1,519	185,759
Energy – 96.6%		9,090,236
Energy equipment and services – 12.6%
Baker Hughes Company	12,614	186,309
Halliburton Company	29,461	355,300
National Oilwell Varco, Inc.	11,933	100,237
Schlumberger NV	36,281	542,038
Oil, gas and consumable fuels – 84.0%
Apache Corp.	9,073	75,306
Cabot Oil & Gas Corp.	11,694	208,036
Cheniere Energy, Inc. (A)	6,629	317,330
Chevron Corp.	10,281	714,530
Concho Resources, Inc.	6,840	283,928
ConocoPhillips	18,145	519,310
Continental Resources, Inc.	3,236	38,929
Devon Energy Corp.	14,017	125,172
Diamondback Energy, Inc.	5,771	149,815
EOG Resources, Inc.	13,425	459,672
EQT Corp.	13,971	211,521
Equitrans Midstream Corp.	19,865	144,220
MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Exxon Mobil Corp.	17,212	$561,455
Hess Corp.	7,326	272,674
HollyFrontier Corp.	4,675	86,534
Kinder Morgan, Inc.	49,906	593,881
Marathon Oil Corp.	37,907	150,112
Marathon Petroleum Corp.	19,450	573,775
New Fortress Energy, Inc. (B)	956	34,540
Occidental Petroleum Corp.	16,166	147,596
ONEOK, Inc.	11,550	334,950
Parsley Energy, Inc., Class A	14,265	142,793
Phillips 66	5,270	245,898
Pioneer Natural Resources Company	4,216	335,425
Targa Resources Corp.	4,937	79,239
The Williams Companies, Inc.	33,223	637,549
Valero Energy Corp.	11,970	462,162

SHORT-TERM INVESTMENTS – 0.3%		$27,832
(Cost $27,832)
Short-term funds – 0.3%		27,832
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0257% (C)	27,832	27,832
Total investments (Multifactor Energy ETF) (Cost $18,472,058) 98.9%		$9,303,827
Other assets and liabilities, net 1.1%		104,187
Total net assets 100.0%		$9,408,014

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-20.
(C)	The rate shown is the annualized seven-day yield as of 10-31-20.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index Micro E-Mini Futures	6	Long	Dec 2020	$97,143	$97,965	$822
						$822
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
42	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR FINANCIALS ETF

As of 10-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$23,609,426
(Cost $27,272,350)
Financials – 82.8%		19,578,055
Banks – 22.7%
Bank of America Corp.	31,736	752,143
BOK Financial Corp.	258	15,155
Citigroup, Inc.	9,387	388,810
Citizens Financial Group, Inc.	5,865	159,821
Comerica, Inc.	1,923	87,516
Commerce Bancshares, Inc.	1,373	85,469
Cullen/Frost Bankers, Inc.	706	49,611
East West Bancorp, Inc.	1,856	67,707
Fifth Third Bancorp	9,992	232,014
First Citizens BancShares, Inc., Class A	65	30,076
First Financial Bankshares, Inc.	1,508	44,953
First Horizon National Corp.	3,877	40,360
First Republic Bank	1,905	240,297
Huntington Bancshares, Inc.	13,028	136,012
JPMorgan Chase & Co.	9,651	946,183
KeyCorp	13,415	174,127
M&T Bank Corp.	1,481	153,402
People's United Financial, Inc.	4,023	42,925
Prosperity Bancshares, Inc.	946	52,134
Regions Financial Corp.	12,383	164,694
Signature Bank	684	55,226
SVB Financial Group (A)	637	185,176
TCF Financial Corp.	488	13,278
The PNC Financial Services Group, Inc.	2,394	267,841
Truist Financial Corp.	6,837	287,974
U.S. Bancorp	5,976	232,765
Wells Fargo & Company	14,549	312,076
Western Alliance Bancorp	1,372	56,526
Zions Bancorp NA	2,528	81,579
Capital markets – 24.6%
Ameriprise Financial, Inc.	1,614	259,580
Apollo Global Management, Inc.	930	34,280
Ares Management Corp., Class A	774	32,740
BlackRock, Inc.	524	313,986
Cboe Global Markets, Inc.	1,228	99,824
CME Group, Inc.	1,585	238,891
Eaton Vance Corp.	1,621	96,920
FactSet Research Systems, Inc.	474	145,281
Franklin Resources, Inc.	3,880	72,750
Hamilton Lane, Inc., Class A	260	18,122
Houlihan Lokey, Inc.	447	28,027
Interactive Brokers Group, Inc., Class A	798	37,961
Intercontinental Exchange, Inc.	2,771	261,582
Invesco, Ltd.	5,511	72,249
Janus Henderson Group PLC (B)	1,828	44,420
KKR & Company, Inc.	4,337	148,109
LPL Financial Holdings, Inc.	1,082	86,484
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
MarketAxess Holdings, Inc.	398	$214,462
Moody's Corp.	950	249,755
Morgan Stanley	9,173	441,680
Morningstar, Inc.	279	53,116
MSCI, Inc.	738	258,182
Nasdaq, Inc.	1,347	162,974
Northern Trust Corp.	2,624	205,380
Raymond James Financial, Inc.	1,611	123,145
S&P Global, Inc.	933	301,107
SEI Investments Company	1,848	90,829
State Street Corp.	4,109	242,020
T. Rowe Price Group, Inc.	2,694	341,222
The Bank of New York Mellon Corp.	5,918	203,342
The Blackstone Group, Inc., Class A	3,379	170,369
The Charles Schwab Corp.	10,072	414,060
The Goldman Sachs Group, Inc.	1,659	313,617
Tradeweb Markets, Inc., Class A	507	27,621
Virtu Financial, Inc., Class A	639	13,662
Consumer finance – 5.9%
Ally Financial, Inc.	6,662	177,742
American Express Company	2,541	231,841
Capital One Financial Corp.	4,544	332,076
Credit Acceptance Corp. (A)(B)	148	44,122
Discover Financial Services	4,085	265,566
LendingTree, Inc. (A)(B)	85	27,505
OneMain Holdings, Inc.	1,329	46,369
Santander Consumer USA Holdings, Inc.	1,786	36,327
Synchrony Financial	9,028	225,881
Diversified financial services – 4.9%
Berkshire Hathaway, Inc., Class B (A)	4,559	920,462
Equitable Holdings, Inc.	4,345	93,374
Jefferies Financial Group, Inc.	3,083	60,149
Voya Financial, Inc.	1,913	91,690
Insurance – 24.3%
Aflac, Inc.	4,235	143,778
Alleghany Corp.	173	94,619
American Financial Group, Inc.	966	72,392
American International Group, Inc.	5,699	179,462
Aon PLC, Class A	1,458	268,287
Arch Capital Group, Ltd. (A)	3,902	117,879
Arthur J. Gallagher & Company	2,154	223,391
Assurant, Inc.	725	90,168
Athene Holding, Ltd., Class A (A)	2,226	71,410
Axis Capital Holdings, Ltd.	1,183	50,502
Brown & Brown, Inc.	2,955	128,572
Chubb, Ltd.	1,748	227,083
Cincinnati Financial Corp.	2,108	149,120
CNA Financial Corp.	389	11,588
Enstar Group, Ltd. (A)	148	25,437
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Erie Indemnity Company, Class A	341	$79,409
Everest Re Group, Ltd.	487	95,978
Fidelity National Financial, Inc.	3,388	106,011
First American Financial Corp.	1,633	72,815
Globe Life, Inc.	1,343	108,904
Kemper Corp.	813	50,130
Kinsale Capital Group, Inc.	165	30,933
Lincoln National Corp.	2,631	92,348
Loews Corp.	3,263	113,161
Markel Corp. (A)	134	124,995
Marsh & McLennan Companies, Inc.	3,117	322,485
MetLife, Inc.	4,745	179,598
National General Holdings Corp.	669	22,726
Old Republic International Corp.	3,673	59,796
Primerica, Inc.	539	59,419
Principal Financial Group, Inc.	3,558	139,545
Prudential Financial, Inc.	3,812	244,044
Reinsurance Group of America, Inc.	850	85,867
RenaissanceRe Holdings, Ltd.	513	82,962
RLI Corp.	345	29,912
The Allstate Corp.	4,079	362,011
The Hanover Insurance Group, Inc.	492	47,065
The Hartford Financial Services Group, Inc.	5,818	224,109
The Progressive Corp.	3,609	331,667
The Travelers Companies, Inc.	3,401	410,535
Unum Group	2,897	51,161
W.R. Berkley Corp.	1,725	103,707
Willis Towers Watson PLC	1,424	259,852
Thrifts and mortgage finance – 0.4%
Essent Group, Ltd.	1,229	48,976
New York Community Bancorp, Inc.	5,333	44,317
Rocket Cos, Inc., Class A (A)(B)	317	5,779
TFS Financial Corp.	474	7,447
Industrials – 1.6%		370,488
Professional services – 1.6%
Dun & Bradstreet Holdings, Inc. (A)	567	14,651
Equifax, Inc.	1,301	177,717
TransUnion	2,236	178,120
Information technology – 15.5%		3,660,883
IT services – 15.4%
Euronet Worldwide, Inc. (A)	534	47,441
Fidelity National Information Services, Inc.	1,839	229,121
Fiserv, Inc. (A)	1,751	167,168
FleetCor Technologies, Inc. (A)	1,019	225,107
Global Payments, Inc.	1,381	217,839
Jack Henry & Associates, Inc.	844	125,123
Mastercard, Inc., Class A	2,766	798,378
PayPal Holdings, Inc. (A)	3,761	700,035
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
Square, Inc., Class A (A)	806	$124,833
The Western Union Company	4,446	86,430
Visa, Inc., Class A	4,684	851,130
WEX, Inc. (A)	492	62,263
Software – 0.1%
Envestnet, Inc. (A)	339	26,015

SHORT-TERM INVESTMENTS – 0.3%		$83,650
(Cost $83,656)
Short-term funds – 0.3%		83,650
John Hancock Collateral Trust, 0.2508% (C)(D)	5,116	51,207

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0257% (C)	32,443	32,443
Total investments (Multifactor Financials ETF) (Cost $27,356,006) 100.2%		$23,693,076
Other assets and liabilities, net (0.2%)		(54,400)
Total net assets 100.0%		$23,638,676

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-20.
(C)	The rate shown is the annualized seven-day yield as of 10-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR HEALTHCARE ETF

As of 10-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%		$43,212,089
(Cost $38,396,728)
Consumer discretionary – 0.4%		181,396
Diversified consumer services – 0.4%
Service Corp. International	3,917	181,396
Health care – 99.3%		43,030,693
Biotechnology – 15.8%
AbbVie, Inc.	10,575	899,933
ACADIA Pharmaceuticals, Inc. (A)	1,122	52,117
Acceleron Pharma, Inc. (A)	456	47,688
Alexion Pharmaceuticals, Inc. (A)	3,564	410,359
Allakos, Inc. (A)(B)	182	17,314
Allogene Therapeutics, Inc. (A)	520	17,638
Alnylam Pharmaceuticals, Inc. (A)	1,537	189,005
Amgen, Inc.	3,897	845,415
Amicus Therapeutics, Inc. (A)	352	6,276
Arena Pharmaceuticals, Inc. (A)	548	46,975
Arrowhead Pharmaceuticals, Inc. (A)	721	41,313
44	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Biogen, Inc. (A)	2,487	$626,898
BioMarin Pharmaceutical, Inc. (A)	2,846	211,828
Bluebird Bio, Inc. (A)	736	38,059
Blueprint Medicines Corp. (A)	339	34,673
Bridgebio Pharma, Inc. (A)(B)	824	31,625
CRISPR Therapeutics AG (A)(B)	385	35,351
Emergent BioSolutions, Inc. (A)	662	59,560
Exact Sciences Corp. (A)	1,414	175,096
Exelixis, Inc. (A)	7,199	147,436
FibroGen, Inc. (A)	993	38,111
Gilead Sciences, Inc.	12,227	711,000
Global Blood Therapeutics, Inc. (A)(B)	563	29,771
Halozyme Therapeutics, Inc. (A)	714	19,992
Incyte Corp. (A)	2,678	232,022
Invitae Corp. (A)(B)	801	31,407
Ionis Pharmaceuticals, Inc. (A)	1,612	75,683
Iovance Biotherapeutics, Inc. (A)	1,277	45,563
Mirati Therapeutics, Inc. (A)	394	85,553
Moderna, Inc. (A)	3,093	208,685
Natera, Inc. (A)	386	25,962
Neurocrine Biosciences, Inc. (A)	1,206	118,996
Novavax, Inc. (A)(B)	324	26,150
Regeneron Pharmaceuticals, Inc. (A)	676	367,447
Sarepta Therapeutics, Inc. (A)	872	118,514
Seagen, Inc. (A)	1,352	225,514
Ultragenyx Pharmaceutical, Inc. (A)(B)	477	47,939
United Therapeutics Corp. (A)	1,202	161,344
Vertex Pharmaceuticals, Inc. (A)	1,664	346,711
Vir Biotechnology, Inc. (A)(B)	380	11,947
Health care equipment and supplies – 26.2%
Abbott Laboratories	11,117	1,168,508
ABIOMED, Inc. (A)	627	157,929
Align Technology, Inc. (A)	1,067	454,627
Baxter International, Inc.	5,372	416,706
Becton, Dickinson and Company	1,888	436,373
Boston Scientific Corp. (A)	13,202	452,433
Danaher Corp.	3,637	834,837
Dentsply Sirona, Inc.	4,928	232,552
DexCom, Inc. (A)	706	225,623
Edwards Lifesciences Corp. (A)	4,886	350,277
Envista Holdings Corp. (A)	2,248	59,392
Globus Medical, Inc., Class A (A)	1,878	97,881
Haemonetics Corp. (A)	856	86,533
Hill-Rom Holdings, Inc.	1,763	160,556
Hologic, Inc. (A)	5,983	411,750
ICU Medical, Inc. (A)	186	33,069
IDEXX Laboratories, Inc. (A)	917	389,560
Insulet Corp. (A)	898	199,581
Integra LifeSciences Holdings Corp. (A)	1,306	57,595
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	627	$418,259
iRhythm Technologies, Inc. (A)	150	31,718
Masimo Corp. (A)	880	196,962
Medtronic PLC	8,958	900,906
Neogen Corp. (A)	491	34,242
Nevro Corp. (A)	292	43,569
Novocure, Ltd. (A)	871	106,349
Penumbra, Inc. (A)	353	92,144
Quidel Corp. (A)	423	113,487
ResMed, Inc.	2,703	518,814
STERIS PLC	1,745	309,197
Stryker Corp.	2,156	435,534
Tandem Diabetes Care, Inc. (A)	591	64,419
Teleflex, Inc.	816	259,676
The Cooper Companies, Inc.	1,046	333,726
Varian Medical Systems, Inc. (A)	1,875	324,000
West Pharmaceutical Services, Inc.	1,246	338,999
Wright Medical Group NV (A)(B)	1,770	54,144
Zimmer Biomet Holdings, Inc.	4,268	563,803
Health care providers and services – 22.3%
Amedisys, Inc. (A)	559	144,781
AmerisourceBergen Corp.	3,555	341,529
Anthem, Inc.	2,258	615,982
Cardinal Health, Inc.	6,537	299,329
Centene Corp. (A)	6,141	362,933
Chemed Corp.	324	154,976
Cigna Corp.	3,718	620,794
CVS Health Corp.	10,005	561,180
DaVita, Inc. (A)	2,762	238,223
Encompass Health Corp.	2,680	164,311
Guardant Health, Inc. (A)	710	75,729
HCA Healthcare, Inc.	2,293	284,194
HealthEquity, Inc. (A)	1,084	55,815
Henry Schein, Inc. (A)	3,574	227,235
Humana, Inc.	1,724	688,359
Laboratory Corp. of America Holdings (A)	2,106	420,716
LHC Group, Inc. (A)	462	100,046
McKesson Corp.	4,696	692,613
Molina Healthcare, Inc. (A)	1,816	338,630
Premier, Inc., Class A	2,186	71,548
Quest Diagnostics, Inc.	3,603	440,070
UnitedHealth Group, Inc.	8,181	2,496,350
Universal Health Services, Inc., Class B	2,408	263,796
Health care technology – 2.3%
Cerner Corp.	6,952	487,266
Change Healthcare, Inc. (A)	2,732	38,658
Schrodinger, Inc. (A)	77	3,756
Teladoc Health, Inc. (A)(B)	1,060	208,248
Veeva Systems, Inc., Class A (A)	1,014	273,831
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services – 11.6%
10X Genomics, Inc., Class A (A)	353	$48,326
Adaptive Biotechnologies Corp. (A)	565	26,035
Agilent Technologies, Inc.	5,145	525,253
Avantor, Inc. (A)	6,413	149,231
Bio-Rad Laboratories, Inc., Class A (A)	468	274,445
Bio-Techne Corp.	688	173,658
Bruker Corp.	2,443	103,925
Charles River Laboratories International, Inc. (A)	1,221	278,022
Illumina, Inc. (A)	1,123	328,702
IQVIA Holdings, Inc. (A)	3,769	580,388
Medpace Holdings, Inc. (A)	245	27,180
Mettler-Toledo International, Inc. (A)	441	440,078
NeoGenomics, Inc. (A)	666	26,127
PerkinElmer, Inc.	2,083	269,853
PPD, Inc. (A)	777	25,548
PRA Health Sciences, Inc. (A)	1,313	127,939
Repligen Corp. (A)	668	111,269
Syneos Health, Inc. (A)	1,640	87,051
Thermo Fisher Scientific, Inc.	2,450	1,159,144
Waters Corp. (A)	1,123	250,227
Pharmaceuticals – 21.1%
Bristol-Myers Squibb Company	16,288	952,034
Catalent, Inc. (A)	3,395	297,979
Elanco Animal Health, Inc. (A)	6,924	214,713
Eli Lilly & Company	5,478	714,660
Horizon Therapeutics PLC (A)	3,911	293,051
Jazz Pharmaceuticals PLC (A)	1,557	224,364
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Pharmaceuticals (continued)
Johnson & Johnson	17,271	$2,368,025
Merck & Company, Inc.	19,759	1,486,074
Mylan NV (A)	11,941	173,622
MyoKardia, Inc. (A)	352	78,683
Perrigo Company PLC	2,646	116,080
Pfizer, Inc.	46,428	1,647,265
Royalty Pharma PLC, Class A	778	28,553
Zoetis, Inc.	3,303	523,691

SHORT-TERM INVESTMENTS – 0.7%		$326,356
(Cost $326,362)
Short-term funds – 0.7%		326,356
John Hancock Collateral Trust, 0.2508% (C)(D)	18,086	181,020

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0257% (C)	145,336	145,336
Total investments (Multifactor Healthcare ETF) (Cost $38,723,090) 100.4%		$43,538,445
Other assets and liabilities, net (0.4%)		(189,958)
Total net assets 100.0%		$43,348,487

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-20.
(C)	The rate shown is the annualized seven-day yield as of 10-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index Micro E-Mini Futures	8	Long	Dec 2020	$137,867	$130,620	$(7,247)
						$(7,247)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
MULTIFACTOR INDUSTRIALS ETF

As of 10-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$35,600,614
(Cost $34,197,972)
Consumer discretionary – 8.4%		2,976,364
Auto components – 2.5%
Aptiv PLC	4,685	452,056
Autoliv, Inc.	1,269	96,190
BorgWarner, Inc.	3,382	118,302
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value

Auto components (continued)
Gentex Corp.	4,778	$132,207
Lear Corp.	817	98,702
Distributors – 0.7%
Pool Corp.	695	243,132

46	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure – 0.4%
Aramark	5,122	$142,084
Household durables – 4.8%
D.R. Horton, Inc.	7,183	479,896
Leggett & Platt, Inc.	3,778	157,656
Lennar Corp., A Shares	4,870	342,020
Lennar Corp., B Shares	266	15,133
NVR, Inc. (A)	76	300,435
PulteGroup, Inc.	5,655	230,498
Toll Brothers, Inc.	2,239	94,665
TopBuild Corp. (A)	479	73,388
Industrials – 81.0%		28,863,387
Aerospace and defense – 10.5%
Axon Enterprise, Inc. (A)	769	76,054
BWX Technologies, Inc.	1,712	94,177
Curtiss-Wright Corp.	883	74,490
General Dynamics Corp.	2,371	311,383
HEICO Corp.	602	63,240
HEICO Corp., Class A	1,043	97,521
Huntington Ingalls Industries, Inc.	898	132,437
L3Harris Technologies, Inc.	1,496	241,021
Lockheed Martin Corp.	1,508	527,996
Mercury Systems, Inc. (A)	868	59,788
Northrop Grumman Corp.	1,581	458,205
Raytheon Technologies Corp.	9,696	526,687
Teledyne Technologies, Inc. (A)	674	208,367
Textron, Inc.	4,722	169,048
The Boeing Company	2,582	372,815
TransDigm Group, Inc.	644	307,452
Virgin Galactic Holdings, Inc. (A)(B)	1,025	17,856
Air freight and logistics – 5.5%
C.H. Robinson Worldwide, Inc.	2,599	229,830
Expeditors International of Washington, Inc.	3,191	281,989
FedEx Corp.	2,146	556,823
United Parcel Service, Inc., Class B	4,442	697,883
XPO Logistics, Inc. (A)	2,154	193,860
Airlines – 1.2%
Alaska Air Group, Inc.	829	31,411
American Airlines Group, Inc. (B)	2,652	29,915
Delta Air Lines, Inc.	4,026	123,357
Southwest Airlines Company	3,598	142,229
United Airlines Holdings, Inc. (A)	3,087	104,526
Building products – 6.1%
A.O. Smith Corp.	2,474	127,881
Carrier Global Corp.	11,558	385,922
Johnson Controls International PLC	13,025	549,785
Lennox International, Inc.	552	149,956
Masco Corp.	3,861	206,950
Simpson Manufacturing Company, Inc.	600	53,232
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Building products (continued)
Trane Technologies PLC	4,251	$564,320
Trex Company, Inc. (A)	1,787	124,268
Commercial services and supplies – 4.1%
ADT, Inc.	4,386	28,904
Cintas Corp.	713	224,274
IAA, Inc. (A)	1,817	102,824
MSA Safety, Inc.	563	74,271
Republic Services, Inc.	4,392	387,243
Stericycle, Inc. (A)	1,606	100,054
Tetra Tech, Inc.	851	85,874
Waste Management, Inc.	4,336	467,898
Construction and engineering – 2.0%
AECOM (A)	3,177	142,457
EMCOR Group, Inc.	1,385	94,443
Jacobs Engineering Group, Inc.	2,537	241,015
Quanta Services, Inc.	2,883	179,986
WillScot Mobile Mini Holdings Corp. (A)	2,676	49,720
Electrical equipment – 6.8%
Acuity Brands, Inc.	884	78,800
AMETEK, Inc.	4,719	463,406
Eaton Corp. PLC	4,248	440,900
Emerson Electric Company	6,301	408,242
Generac Holdings, Inc. (A)	1,050	220,658
Hubbell, Inc.	1,194	173,739
Regal Beloit Corp.	548	54,060
Rockwell Automation, Inc.	2,221	526,644
Sunrun, Inc. (A)	779	40,524
Industrial conglomerates – 6.0%
3M Company	4,137	661,755
Carlisle Companies, Inc.	1,154	142,946
General Electric Company	43,528	322,978
Honeywell International, Inc.	4,478	738,646
Roper Technologies, Inc.	751	278,876
Machinery – 22.1%
AGCO Corp.	1,330	102,450
Allison Transmission Holdings, Inc.	2,807	101,473
Caterpillar, Inc.	4,511	708,453
Colfax Corp. (A)	1,622	44,102
Cummins, Inc.	3,040	668,466
Deere & Company	2,408	543,991
Donaldson Company, Inc.	2,650	125,875
Dover Corp.	2,788	308,659
Flowserve Corp.	2,231	64,967
Fortive Corp.	5,222	321,675
Graco, Inc.	3,374	208,851
IDEX Corp.	1,422	242,295
Illinois Tool Works, Inc.	2,741	536,907
Ingersoll Rand, Inc. (A)	5,954	208,033
ITT, Inc.	2,136	129,249
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	47

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Lincoln Electric Holdings, Inc.	1,371	$139,595
Nordson Corp.	968	187,240
Oshkosh Corp.	1,758	118,419
Otis Worldwide Corp.	5,261	322,394
PACCAR, Inc.	7,493	639,752
Parker-Hannifin Corp.	2,803	584,033
Pentair PLC	3,404	169,383
Proto Labs, Inc. (A)	232	27,395
Snap-on, Inc.	1,216	191,556
Stanley Black & Decker, Inc.	1,941	322,594
The Middleby Corp. (A)	1,259	125,321
The Timken Company	1,099	65,610
The Toro Company	1,959	160,834
Wabtec Corp.	2,843	168,590
Woodward, Inc.	1,102	87,664
Xylem, Inc.	2,940	256,192
Professional services – 3.7%
CoreLogic, Inc.	1,411	108,548
Exponent, Inc.	565	39,318
FTI Consulting, Inc. (A)	722	71,088
IHS Markit, Ltd.	5,285	427,398
ManpowerGroup, Inc.	1,256	85,245
Robert Half International, Inc.	2,524	127,942
TriNet Group, Inc. (A)	1,184	81,601
Verisk Analytics, Inc.	2,230	396,873
Road and rail – 8.9%
AMERCO	225	78,111
CSX Corp.	7,404	584,472
J.B. Hunt Transport Services, Inc.	2,115	257,480
Kansas City Southern	1,785	314,410
Knight-Swift Transportation Holdings, Inc.	2,306	87,605
Landstar System, Inc.	904	112,729
Norfolk Southern Corp.	2,606	544,967
Old Dominion Freight Line, Inc.	1,927	366,843
Schneider National, Inc., Class B	965	21,288
Union Pacific Corp.	4,504	798,064
Trading companies and distributors – 4.1%
Air Lease Corp.	2,284	62,216
Fastenal Company	8,692	375,755
HD Supply Holdings, Inc. (A)	3,980	158,643
MSC Industrial Direct Company, Inc., Class A	933	64,993
United Rentals, Inc. (A)	2,215	394,912
W.W. Grainger, Inc.	811	283,866
Watsco, Inc.	505	113,191
Information technology – 10.6%		3,760,863
Electronic equipment, instruments and components – 1.7%
Arrow Electronics, Inc. (A)	1,650	128,519
CDW Corp.	2,525	309,565
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
SYNNEX Corp.	883	$116,238
Vontier Corp. (A)	2,090	60,067
IT services – 8.3%
Accenture PLC, Class A	4,028	873,713
Automatic Data Processing, Inc.	2,404	379,736
Black Knight, Inc. (A)	2,078	182,760
Booz Allen Hamilton Holding Corp.	2,434	191,069
Broadridge Financial Solutions, Inc.	2,040	280,704
CACI International, Inc., Class A (A)	510	106,350
Genpact, Ltd.	3,128	107,509
KBR, Inc.	1,814	40,434
Leidos Holdings, Inc.	2,686	222,938
MAXIMUS, Inc.	1,144	77,312
Paychex, Inc.	5,059	416,103
Science Applications International Corp.	990	75,606
Semiconductors and semiconductor equipment – 0.4%
Enphase Energy, Inc. (A)	1,437	140,955
Software – 0.2%
Globant SA (A)	284	51,285

SHORT-TERM INVESTMENTS – 0.2%		$80,838
(Cost $80,840)
Short-term funds – 0.2%		80,838
John Hancock Collateral Trust, 0.2508% (C)(D)	4,371	43,749

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0257% (C)	37,089	37,089
Total investments (Multifactor Industrials ETF) (Cost $34,278,812) 100.2%		$35,681,452
Other assets and liabilities, net (0.2%)		(66,826)
Total net assets 100.0%		$35,614,626

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-20.
(C)	The rate shown is the annualized seven-day yield as of 10-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
48	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF

As of 10-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$894,096,747
(Cost $797,596,974)
Communication services – 8.6%		76,629,930
Diversified telecommunication services – 1.4%
AT&T, Inc.	175,450	4,740,659
CenturyLink, Inc.	84,686	729,993
GCI Liberty, Inc., Class A (A)	3,995	324,514
Verizon Communications, Inc.	110,956	6,323,382
Entertainment – 1.5%
Activision Blizzard, Inc.	23,574	1,785,259
Electronic Arts, Inc. (A)	9,685	1,160,554
Liberty Media Corp.-Liberty Formula One, Series A (A)	771	25,674
Liberty Media Corp.-Liberty Formula One, Series C (A)	10,492	379,076
Live Nation Entertainment, Inc. (A)	6,804	332,035
Netflix, Inc. (A)	7,088	3,372,045
Roku, Inc. (A)	3,014	610,034
Spotify Technology SA (A)	1,386	332,488
Take-Two Interactive Software, Inc. (A)	5,243	812,246
The Walt Disney Company	37,023	4,489,039
Warner Music Group Corp., Class A	1,078	28,599
Zynga, Inc., Class A (A)	22,492	202,203
Interactive media and services – 3.7%
Alphabet, Inc., Class A (A)	9,153	14,792,255
Alphabet, Inc., Class C (A)	1,562	2,532,018
ANGI Homeservices, Inc., Class A (A)	1,292	13,695
Facebook, Inc., Class A (A)	42,684	11,230,587
IAC/InterActiveCorp (A)	4,593	554,467
Match Group, Inc. (A)	10,615	1,239,620
Pinterest, Inc., Class A (A)	8,106	477,849
Snap, Inc., Class A (A)	15,961	628,704
Twitter, Inc. (A)	27,223	1,125,943
Zillow Group, Inc., Class A (A)	1,241	110,859
Zillow Group, Inc., Class C (A)	6,375	564,953
Media – 1.8%
Altice USA, Inc., Class A (A)	14,629	394,252
Cable One, Inc.	201	348,104
Charter Communications, Inc., Class A (A)	4,990	3,013,062
Comcast Corp., Class A	139,755	5,903,251
Discovery, Inc., Series A (A)(B)	16,844	340,923
Discovery, Inc., Series C (A)	12,755	233,672
DISH Network Corp., Class A (A)	14,357	365,960
Fox Corp., Class A	16,856	447,021
Fox Corp., Class B	6,263	163,715
Liberty Broadband Corp., Series A (A)	743	104,429
Liberty Broadband Corp., Series C (A)	7,880	1,116,675
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	7,703	266,293
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	5,004	173,138
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
News Corp., Class A	21,931	$287,954
News Corp., Class B	6,695	87,169
Omnicom Group, Inc.	18,848	889,626
Sirius XM Holdings, Inc. (B)	56,893	325,997
The Interpublic Group of Companies, Inc.	33,972	614,553
The New York Times Company, Class A	2,664	105,654
ViacomCBS, Inc., Class A	84	2,508
ViacomCBS, Inc., Class B	35,935	1,026,663
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	13,695	1,500,561
Consumer discretionary – 11.6%		104,099,900
Auto components – 0.4%
Aptiv PLC	18,545	1,789,407
Autoliv, Inc.	5,919	448,660
BorgWarner, Inc.	13,745	480,800
Gentex Corp.	15,250	421,968
Lear Corp.	5,139	620,843
Automobiles – 0.7%
Ford Motor Company	116,139	897,754
General Motors Company	39,732	1,371,946
Tesla, Inc. (A)	9,808	3,805,896
Distributors – 0.2%
Genuine Parts Company	10,119	915,061
LKQ Corp. (A)	16,263	520,253
Pool Corp.	1,990	696,162
Diversified consumer services – 0.2%
Bright Horizons Family Solutions, Inc. (A)	2,204	348,342
Chegg, Inc. (A)	2,132	156,574
Service Corp. International	12,426	575,448
Terminix Global Holdings, Inc. (A)	7,483	352,374
Hotels, restaurants and leisure – 1.7%
Aramark	16,199	449,360
Caesars Entertainment, Inc. (A)	2,987	133,877
Carnival Corp. (B)	14,194	194,600
Chipotle Mexican Grill, Inc. (A)	1,263	1,517,469
Churchill Downs, Inc.	600	89,490
Darden Restaurants, Inc.	7,865	722,951
Domino's Pizza, Inc.	1,893	716,160
Dunkin' Brands Group, Inc.	2,830	282,179
Hilton Worldwide Holdings, Inc.	12,383	1,087,351
Hyatt Hotels Corp., Class A	2,110	116,345
Las Vegas Sands Corp.	14,335	688,940
Marriott International, Inc., Class A	7,966	739,882
McDonald's Corp.	15,141	3,225,033
MGM Resorts International	28,764	591,675
Penn National Gaming, Inc. (A)	2,813	151,846
Royal Caribbean Cruises, Ltd.	8,899	502,082
Starbucks Corp.	25,982	2,259,395
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	49

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Vail Resorts, Inc.	2,287	$530,675
Wynn Resorts, Ltd.	5,154	373,304
Yum! Brands, Inc.	11,179	1,043,336
Household durables – 0.8%
D.R. Horton, Inc.	21,912	1,463,941
Garmin, Ltd.	7,799	811,252
Lennar Corp., A Shares	14,446	1,014,543
Lennar Corp., B Shares	802	45,626
Mohawk Industries, Inc. (A)	4,063	419,261
Newell Brands, Inc.	22,491	397,191
NVR, Inc. (A)	297	1,174,068
PulteGroup, Inc.	17,231	702,336
Whirlpool Corp.	5,327	985,282
Internet and direct marketing retail – 3.3%
Amazon.com, Inc. (A)	7,974	24,210,260
Booking Holdings, Inc. (A)	1,130	1,833,425
Chewy, Inc., Class A (A)(B)	1,038	63,941
eBay, Inc.	45,649	2,174,262
Etsy, Inc. (A)	3,270	397,599
Expedia Group, Inc.	6,985	657,638
GrubHub, Inc. (A)	1,813	134,089
Wayfair, Inc., Class A (A)(B)	1,588	393,872
Leisure products – 0.2%
Hasbro, Inc.	8,996	744,149
Peloton Interactive, Inc., Class A (A)	4,114	453,404
Polaris, Inc.	3,850	349,811
Multiline retail – 0.8%
Dollar General Corp.	10,440	2,178,932
Dollar Tree, Inc. (A)	15,247	1,377,109
Ollie's Bargain Outlet Holdings, Inc. (A)	1,103	96,060
Target Corp.	22,239	3,385,221
Specialty retail – 2.6%
Advance Auto Parts, Inc.	4,197	618,134
AutoZone, Inc. (A)	1,154	1,302,843
Best Buy Company, Inc.	21,909	2,443,949
Burlington Stores, Inc. (A)	3,566	690,306
CarMax, Inc. (A)	11,984	1,035,897
Carvana Company (A)	1,045	193,691
Five Below, Inc. (A)	1,591	212,144
Floor & Decor Holdings, Inc., Class A (A)	2,196	160,308
L Brands, Inc.	5,742	183,801
Lithia Motors, Inc., Class A	524	120,295
Lowe's Companies, Inc.	20,117	3,180,498
O'Reilly Automotive, Inc. (A)	3,138	1,370,051
RH (A)	336	112,637
Ross Stores, Inc.	20,593	1,753,906
The Gap, Inc.	18,734	364,376
The Home Depot, Inc.	19,253	5,134,968
The TJX Companies, Inc.	44,447	2,257,908
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Tractor Supply Company	9,952	$1,325,706
Ulta Beauty, Inc. (A)	3,595	743,338
Williams-Sonoma, Inc.	1,842	168,009
Textiles, apparel and luxury goods – 0.7%
Columbia Sportswear Company	1,148	85,629
Deckers Outdoor Corp. (A)	665	168,491
Lululemon Athletica, Inc. (A)	5,141	1,641,470
NIKE, Inc., Class B	29,800	3,578,384
VF Corp.	14,471	972,451
Consumer staples – 6.4%		57,597,831
Beverages – 1.3%
Brown-Forman Corp., Class A	3,261	204,628
Brown-Forman Corp., Class B	9,920	691,523
Constellation Brands, Inc., Class A	5,854	967,256
Keurig Dr. Pepper, Inc.	11,966	321,885
Molson Coors Beverage Company, Class B	11,034	389,059
Monster Beverage Corp. (A)	12,691	971,750
PepsiCo, Inc.	30,797	4,104,932
The Boston Beer Company, Inc., Class A (A)	129	134,054
The Coca-Cola Company	78,947	3,794,193
Food and staples retailing – 1.5%
BJ's Wholesale Club Holdings, Inc. (A)	2,661	101,890
Casey's General Stores, Inc.	1,606	270,723
Costco Wholesale Corp.	10,068	3,600,518
Sysco Corp.	20,002	1,106,311
The Kroger Company	66,407	2,138,969
US Foods Holding Corp. (A)	12,521	261,689
Walgreens Boots Alliance, Inc.	19,371	659,389
Walmart, Inc.	36,552	5,071,590
Food products – 1.6%
Archer-Daniels-Midland Company	29,456	1,362,045
Beyond Meat, Inc. (A)	847	120,638
Bunge, Ltd.	9,652	547,558
Campbell Soup Company	14,116	658,794
Conagra Brands, Inc.	29,056	1,019,575
General Mills, Inc.	26,866	1,588,318
Hormel Foods Corp.	15,126	736,485
Ingredion, Inc.	5,116	362,673
Kellogg Company	16,014	1,007,120
Lamb Weston Holdings, Inc.	8,484	538,310
McCormick & Company, Inc.	7,984	1,441,192
Mondelez International, Inc., Class A	36,353	1,931,071
Post Holdings, Inc. (A)	4,412	378,991
The Hershey Company	7,118	978,440
The J.M. Smucker Company	6,441	722,680
The Kraft Heinz Company	12,537	383,507
Tyson Foods, Inc., Class A	13,803	789,946
50	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Household products – 1.4%
Church & Dwight Company, Inc.	12,865	$1,137,137
Colgate-Palmolive Company	19,399	1,530,387
Kimberly-Clark Corp.	9,373	1,242,766
Reynolds Consumer Products, Inc.	1,799	50,804
The Clorox Company	8,545	1,770,951
The Procter & Gamble Company	51,794	7,100,957
Personal products – 0.2%
Herbalife Nutrition, Ltd. (A)	6,267	282,892
The Estee Lauder Companies, Inc., Class A	7,905	1,736,412
Tobacco – 0.4%
Altria Group, Inc.	42,036	1,516,659
Philip Morris International, Inc.	26,347	1,871,164
Energy – 1.7%		15,128,542
Energy equipment and services – 0.1%
Baker Hughes Company	9,632	142,265
Halliburton Company	28,917	348,739
Schlumberger NV	22,298	333,132
Oil, gas and consumable fuels – 1.6%
Apache Corp.	19,002	157,717
Cabot Oil & Gas Corp.	20,543	365,460
Cheniere Energy, Inc. (A)	8,712	417,043
Chevron Corp.	47,589	3,307,436
Concho Resources, Inc.	7,915	328,552
ConocoPhillips	23,094	660,950
Continental Resources, Inc.	5,026	60,463
Diamondback Energy, Inc.	7,194	186,756
EOG Resources, Inc.	11,883	406,874
Exxon Mobil Corp.	84,683	2,762,359
Hess Corp.	15,296	569,317
Kinder Morgan, Inc.	55,860	664,734
Marathon Petroleum Corp.	29,960	883,820
Occidental Petroleum Corp.	24,146	220,453
ONEOK, Inc.	20,702	600,358
Phillips 66	12,032	561,413
Pioneer Natural Resources Company	5,496	437,262
The Williams Companies, Inc.	44,779	859,309
Valero Energy Corp.	22,122	854,130
Financials – 11.2%		100,198,936
Banks – 3.3%
Bank of America Corp.	168,798	4,000,513
Citigroup, Inc.	56,104	2,323,828
Citizens Financial Group, Inc.	28,627	780,086
Comerica, Inc.	10,654	484,864
Commerce Bancshares, Inc.	5,696	354,576
East West Bancorp, Inc.	8,419	307,125
Fifth Third Bancorp	57,480	1,334,686
First Republic Bank	8,570	1,081,020
Huntington Bancshares, Inc.	64,482	673,192
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	70,459	$6,907,800
KeyCorp	64,148	832,641
M&T Bank Corp.	8,346	864,479
Prosperity Bancshares, Inc.	1,174	64,699
Regions Financial Corp.	82,057	1,091,358
Signature Bank	2,852	230,270
SVB Financial Group (A)	3,061	889,833
The PNC Financial Services Group, Inc.	12,963	1,450,300
Truist Financial Corp.	46,732	1,968,352
U.S. Bancorp	39,274	1,529,722
Wells Fargo & Company	108,373	2,324,601
Zions Bancorp NA	12,115	390,951
Capital markets – 3.2%
Ameriprise Financial, Inc.	11,496	1,848,902
Apollo Global Management, Inc.	2,223	81,940
Ares Management Corp., Class A	2,413	102,070
BlackRock, Inc.	2,446	1,465,668
Cboe Global Markets, Inc.	5,396	438,641
CME Group, Inc.	6,866	1,034,844
FactSet Research Systems, Inc.	2,235	685,028
Franklin Resources, Inc.	19,194	359,888
Intercontinental Exchange, Inc.	15,686	1,480,758
KKR & Company, Inc.	13,856	473,182
LPL Financial Holdings, Inc.	4,215	336,905
MarketAxess Holdings, Inc.	1,887	1,016,810
Moody's Corp.	5,714	1,502,211
Morgan Stanley	48,545	2,337,442
Morningstar, Inc.	911	173,436
MSCI, Inc.	5,403	1,890,186
Nasdaq, Inc.	6,874	831,685
Northern Trust Corp.	13,569	1,062,046
Raymond James Financial, Inc.	8,033	614,043
S&P Global, Inc.	6,894	2,224,901
SEI Investments Company	9,884	485,799
State Street Corp.	16,852	992,583
T. Rowe Price Group, Inc.	14,029	1,776,913
The Bank of New York Mellon Corp.	33,306	1,144,394
The Blackstone Group, Inc., Class A	10,233	515,948
The Charles Schwab Corp.	48,876	2,009,292
The Goldman Sachs Group, Inc.	8,724	1,649,185
Tradeweb Markets, Inc., Class A	1,495	81,448
Consumer finance – 0.8%
Ally Financial, Inc.	36,890	984,225
American Express Company	18,391	1,677,995
Capital One Financial Corp.	21,250	1,552,950
Credit Acceptance Corp. (A)(B)	524	156,215
Discover Financial Services	21,672	1,408,897
Santander Consumer USA Holdings, Inc.	8,912	181,270
Synchrony Financial	40,122	1,003,852
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	51

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Diversified financial services – 1.0%
Berkshire Hathaway, Inc., Class B (A)	37,744	$7,620,514
Equitable Holdings, Inc.	16,021	344,291
Voya Financial, Inc.	9,295	445,509
Insurance – 2.9%
Aflac, Inc.	29,859	1,013,713
Alleghany Corp.	840	459,421
American Financial Group, Inc.	4,903	367,431
American International Group, Inc.	26,173	824,188
Aon PLC, Class A	9,823	1,807,530
Arch Capital Group, Ltd. (A)	19,008	574,232
Arthur J. Gallagher & Company	10,721	1,111,875
Assurant, Inc.	2,443	303,836
Athene Holding, Ltd., Class A (A)	7,427	238,258
Brown & Brown, Inc.	13,464	585,819
Chubb, Ltd.	8,501	1,104,365
Cincinnati Financial Corp.	9,437	667,573
CNA Financial Corp.	2,012	59,937
Erie Indemnity Company, Class A	1,342	312,512
Everest Re Group, Ltd.	2,708	533,693
Fidelity National Financial, Inc.	16,650	520,979
First American Financial Corp.	6,487	289,255
Globe Life, Inc.	7,366	597,309
Lincoln National Corp.	15,597	547,455
Loews Corp.	18,046	625,835
Markel Corp. (A)	692	645,498
Marsh & McLennan Companies, Inc.	15,371	1,590,284
MetLife, Inc.	23,240	879,634
Principal Financial Group, Inc.	20,793	815,501
Prudential Financial, Inc.	14,712	941,862
Reinsurance Group of America, Inc.	4,525	457,116
RenaissanceRe Holdings, Ltd.	1,530	247,432
The Allstate Corp.	17,048	1,513,010
The Hartford Financial Services Group, Inc.	30,128	1,160,531
The Progressive Corp.	21,982	2,020,146
The Travelers Companies, Inc.	13,764	1,661,452
W.R. Berkley Corp.	9,904	595,428
Willis Towers Watson PLC	6,779	1,237,032
Thrifts and mortgage finance – 0.0%
Rocket Cos, Inc., Class A (A)(B)	660	12,032
Health care – 14.2%		126,948,421
Biotechnology – 2.0%
AbbVie, Inc.	34,862	2,966,756
ACADIA Pharmaceuticals, Inc. (A)	2,449	113,756
Acceleron Pharma, Inc. (A)	688	71,951
Alexion Pharmaceuticals, Inc. (A)	8,580	987,901
Alnylam Pharmaceuticals, Inc. (A)	3,456	424,984
Amgen, Inc.	14,858	3,223,295
Biogen, Inc. (A)	6,500	1,638,455
BioMarin Pharmaceutical, Inc. (A)	7,468	555,843
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
CRISPR Therapeutics AG (A)(B)	644	$59,132
Emergent BioSolutions, Inc. (A)	944	84,932
Exact Sciences Corp. (A)	3,398	420,774
Exelixis, Inc. (A)	15,102	309,289
Gilead Sciences, Inc.	34,816	2,024,550
Incyte Corp. (A)	6,450	558,828
Ionis Pharmaceuticals, Inc. (A)	3,395	159,395
Mirati Therapeutics, Inc. (A)	596	129,415
Moderna, Inc. (A)	5,468	368,926
Neurocrine Biosciences, Inc. (A)	2,804	276,671
Novavax, Inc. (A)(B)	651	52,542
Regeneron Pharmaceuticals, Inc. (A)	1,992	1,082,772
Sarepta Therapeutics, Inc. (A)	1,873	254,559
Seagen, Inc. (A)	3,633	605,984
Vertex Pharmaceuticals, Inc. (A)	5,569	1,160,357
Health care equipment and supplies – 3.8%
Abbott Laboratories	39,959	4,200,090
ABIOMED, Inc. (A)	1,572	395,955
Align Technology, Inc. (A)	3,175	1,352,804
Baxter International, Inc.	16,312	1,265,322
Becton, Dickinson and Company	6,733	1,556,198
Boston Scientific Corp. (A)	35,787	1,226,420
Danaher Corp.	13,937	3,199,099
Dentsply Sirona, Inc.	12,818	604,881
DexCom, Inc. (A)	1,930	616,789
Edwards Lifesciences Corp. (A)	17,952	1,286,979
Globus Medical, Inc., Class A (A)	1,540	80,265
Hill-Rom Holdings, Inc.	3,677	334,864
Hologic, Inc. (A)	19,192	1,320,793
IDEXX Laboratories, Inc. (A)	3,606	1,531,901
Insulet Corp. (A)	1,761	391,382
Intuitive Surgical, Inc. (A)	2,276	1,518,274
iRhythm Technologies, Inc. (A)	346	73,162
Masimo Corp. (A)	1,729	386,985
Medtronic PLC	27,090	2,724,441
Novocure, Ltd. (A)	1,818	221,978
Penumbra, Inc. (A)	543	141,739
Quidel Corp. (A)	698	187,266
ResMed, Inc.	8,229	1,579,474
STERIS PLC	4,807	851,752
Stryker Corp.	8,779	1,773,446
Tandem Diabetes Care, Inc. (A)	620	67,580
Teleflex, Inc.	2,312	735,748
The Cooper Companies, Inc.	2,805	894,935
Varian Medical Systems, Inc. (A)	6,029	1,041,811
West Pharmaceutical Services, Inc.	3,466	942,995
Zimmer Biomet Holdings, Inc.	11,455	1,513,206
Health care providers and services – 3.3%
Amedisys, Inc. (A)	839	217,301
52	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
AmerisourceBergen Corp.	10,393	$998,456
Anthem, Inc.	8,550	2,332,440
Cardinal Health, Inc.	18,900	865,431
Centene Corp. (A)	24,326	1,437,667
Chemed Corp.	595	284,600
Cigna Corp.	12,996	2,169,942
CVS Health Corp.	36,247	2,033,094
DaVita, Inc. (A)	10,237	882,941
Encompass Health Corp.	5,286	324,085
Guardant Health, Inc. (A)	1,442	153,804
HCA Healthcare, Inc.	7,297	904,390
Henry Schein, Inc. (A)	11,679	742,551
Humana, Inc.	5,460	2,180,069
Laboratory Corp. of America Holdings (A)	8,333	1,664,683
LHC Group, Inc. (A)	535	115,854
McKesson Corp.	12,382	1,826,221
Molina Healthcare, Inc. (A)	3,804	709,332
Quest Diagnostics, Inc.	13,937	1,702,265
UnitedHealth Group, Inc.	24,302	7,415,512
Universal Health Services, Inc., Class B	7,954	871,361
Health care technology – 0.3%
Cerner Corp.	19,347	1,356,031
Teladoc Health, Inc. (A)(B)	1,370	269,150
Veeva Systems, Inc., Class A (A)	3,833	1,035,102
Life sciences tools and services – 1.7%
10X Genomics, Inc., Class A (A)	719	98,431
Adaptive Biotechnologies Corp. (A)	1,258	57,969
Agilent Technologies, Inc.	19,190	1,959,107
Avantor, Inc. (A)	12,738	296,413
Bio-Rad Laboratories, Inc., Class A (A)	1,111	651,513
Bio-Techne Corp.	1,369	345,549
Bruker Corp.	3,917	166,629
Charles River Laboratories International, Inc. (A)	2,503	569,933
Illumina, Inc. (A)	4,102	1,200,655
IQVIA Holdings, Inc. (A)	10,033	1,544,982
Mettler-Toledo International, Inc. (A)	1,642	1,638,568
PerkinElmer, Inc.	6,252	809,947
PPD, Inc. (A)	1,322	43,467
PRA Health Sciences, Inc. (A)	3,198	311,613
Repligen Corp. (A)	636	105,939
Syneos Health, Inc. (A)	2,486	131,957
Thermo Fisher Scientific, Inc.	8,939	4,229,220
Waters Corp. (A)	4,124	918,910
Pharmaceuticals – 3.1%
Bristol-Myers Squibb Company	46,718	2,730,667
Catalent, Inc. (A)	8,206	720,241
Elanco Animal Health, Inc. (A)	18,294	567,297
Eli Lilly & Company	18,052	2,355,064
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Pharmaceuticals (continued)
Horizon Therapeutics PLC (A)	5,524	$413,913
Jazz Pharmaceuticals PLC (A)	3,418	492,534
Johnson & Johnson	58,966	8,084,828
Merck & Company, Inc.	59,378	4,465,819
Mylan NV (A)	29,892	434,630
MyoKardia, Inc. (A)	832	185,977
Perrigo Company PLC	7,307	320,558
Pfizer, Inc.	136,435	4,840,714
Royalty Pharma PLC, Class A	1,546	56,738
Zoetis, Inc.	13,603	2,156,756
Industrials – 11.1%		99,191,274
Aerospace and defense – 1.4%
BWX Technologies, Inc.	1,652	90,877
General Dynamics Corp.	7,008	920,361
HEICO Corp.	1,668	175,223
HEICO Corp., Class A	3,058	285,923
Howmet Aerospace, Inc.	24,552	423,522
Huntington Ingalls Industries, Inc.	2,849	420,171
L3Harris Technologies, Inc.	6,407	1,032,232
Lockheed Martin Corp.	5,661	1,982,086
Northrop Grumman Corp.	4,648	1,347,083
Raytheon Technologies Corp.	43,559	2,366,125
Teledyne Technologies, Inc. (A)	1,673	517,208
Textron, Inc.	17,173	614,793
The Boeing Company	10,240	1,478,554
TransDigm Group, Inc.	1,944	928,085
Air freight and logistics – 0.7%
C.H. Robinson Worldwide, Inc.	9,454	836,017
Expeditors International of Washington, Inc.	11,237	993,014
FedEx Corp.	7,701	1,998,178
United Parcel Service, Inc., Class B	13,973	2,195,298
XPO Logistics, Inc. (A)	6,096	548,640
Airlines – 0.2%
American Airlines Group, Inc. (B)	8,501	95,891
Delta Air Lines, Inc.	13,705	419,921
Southwest Airlines Company	12,648	499,975
United Airlines Holdings, Inc. (A)	9,985	338,092
Building products – 0.9%
A.O. Smith Corp.	7,280	376,303
Allegion PLC	7,392	728,112
Carrier Global Corp.	28,662	957,024
Fortune Brands Home & Security, Inc.	8,896	719,420
Johnson Controls International PLC	36,599	1,544,844
Lennox International, Inc.	2,023	549,568
Masco Corp.	15,426	826,834
Owens Corning	7,695	503,792
Trane Technologies PLC	14,312	1,899,918
Trex Company, Inc. (A)	2,963	206,047
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	53

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Commercial services and supplies – 0.8%
ADT, Inc.	3,604	$23,750
Cintas Corp.	2,899	911,880
Copart, Inc. (A)	12,589	1,389,322
IAA, Inc. (A)	6,448	364,892
Republic Services, Inc.	19,158	1,689,161
Rollins, Inc.	8,227	475,932
Stericycle, Inc. (A)	1,788	111,392
Waste Management, Inc.	17,544	1,893,173
Construction and engineering – 0.1%
AECOM (A)	5,668	254,153
Jacobs Engineering Group, Inc.	7,566	718,770
Quanta Services, Inc.	4,882	304,783
Electrical equipment – 0.9%
AMETEK, Inc.	14,010	1,375,782
Eaton Corp. PLC	15,790	1,638,844
Emerson Electric Company	21,092	1,366,551
Generac Holdings, Inc. (A)	1,473	309,551
Hubbell, Inc.	3,358	488,623
Rockwell Automation, Inc.	8,212	1,947,229
Sensata Technologies Holding PLC (A)	10,195	445,623
Sunrun, Inc. (A)	1,313	68,302
Industrial conglomerates – 0.9%
3M Company	13,321	2,130,827
Carlisle Companies, Inc.	4,105	508,486
General Electric Company	160,987	1,194,524
Honeywell International, Inc.	16,453	2,713,922
Roper Technologies, Inc.	3,541	1,314,915
Machinery – 2.7%
Caterpillar, Inc.	15,510	2,435,846
Cummins, Inc.	9,317	2,048,715
Deere & Company	9,785	2,210,529
Donaldson Company, Inc.	8,253	392,018
Dover Corp.	11,670	1,291,986
Fortive Corp.	15,275	940,940
Graco, Inc.	8,441	522,498
IDEX Corp.	4,406	750,738
Illinois Tool Works, Inc.	10,705	2,096,895
Ingersoll Rand, Inc. (A)	15,486	541,081
Lincoln Electric Holdings, Inc.	3,534	359,832
Nordson Corp.	2,746	531,159
Otis Worldwide Corp.	14,134	866,132
PACCAR, Inc.	25,982	2,218,343
Parker-Hannifin Corp.	9,259	1,929,205
Pentair PLC	9,932	494,216
Snap-on, Inc.	3,655	575,772
Stanley Black & Decker, Inc.	9,958	1,655,020
The Toro Company	5,541	454,916
Wabtec Corp.	7,923	469,834
Woodward, Inc.	1,696	134,917
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Xylem, Inc.	9,453	$823,734
Professional services – 0.7%
CoStar Group, Inc. (A)	1,439	1,185,175
Dun & Bradstreet Holdings, Inc. (A)	1,216	31,421
Equifax, Inc.	7,133	974,368
IHS Markit, Ltd.	14,950	1,209,007
Nielsen Holdings PLC	14,157	191,261
Robert Half International, Inc.	7,923	401,617
TransUnion	10,130	806,956
Verisk Analytics, Inc.	8,849	1,574,857
Road and rail – 1.3%
AMERCO	599	207,949
CSX Corp.	24,941	1,968,843
J.B. Hunt Transport Services, Inc.	7,590	924,007
Kansas City Southern	6,862	1,208,673
Knight-Swift Transportation Holdings, Inc.	4,717	179,199
Lyft, Inc., Class A (A)	451	10,296
Norfolk Southern Corp.	11,661	2,438,548
Old Dominion Freight Line, Inc.	5,777	1,099,767
Uber Technologies, Inc. (A)	17,409	581,635
Union Pacific Corp.	18,660	3,306,365
Trading companies and distributors – 0.5%
Fastenal Company	34,133	1,475,570
HD Supply Holdings, Inc. (A)	11,542	460,064
United Rentals, Inc. (A)	6,691	1,192,938
W.W. Grainger, Inc.	3,426	1,199,169
Watsco, Inc.	1,605	359,745
Information technology – 23.8%		212,859,236
Communications equipment – 0.8%
Arista Networks, Inc. (A)	2,418	505,120
Ciena Corp. (A)	6,293	247,881
Cisco Systems, Inc.	105,364	3,782,568
F5 Networks, Inc. (A)	4,050	538,407
Juniper Networks, Inc.	24,691	486,907
Lumentum Holdings, Inc. (A)	2,159	178,528
Motorola Solutions, Inc.	8,833	1,396,144
Ubiquiti, Inc. (B)	462	85,752
Electronic equipment, instruments and components – 1.3%
Amphenol Corp., Class A	15,308	1,727,355
Arrow Electronics, Inc. (A)	6,983	543,906
CDW Corp.	8,389	1,028,491
Cognex Corp.	6,664	439,158
Corning, Inc.	54,362	1,737,953
Dolby Laboratories, Inc., Class A	3,338	250,617
Flex, Ltd. (A)	48,101	680,615
IPG Photonics Corp. (A)	1,818	338,075
Keysight Technologies, Inc. (A)	11,228	1,177,480
SYNNEX Corp.	1,350	177,714
54	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
TE Connectivity, Ltd.	18,050	$1,748,684
Trimble, Inc. (A)	14,142	680,654
Vontier Corp. (A)	6,111	175,630
Zebra Technologies Corp., Class A (A)	2,908	824,825
IT services – 5.0%
Accenture PLC, Class A	15,488	3,359,502
Akamai Technologies, Inc. (A)	10,820	1,029,198
Amdocs, Ltd.	11,243	633,880
Automatic Data Processing, Inc.	10,422	1,646,259
Black Knight, Inc. (A)	6,582	578,887
Booz Allen Hamilton Holding Corp.	7,375	578,938
Broadridge Financial Solutions, Inc.	6,806	936,506
CACI International, Inc., Class A (A)	1,007	209,990
Cognizant Technology Solutions Corp., Class A	19,849	1,417,616
DXC Technology Company	14,499	267,072
EPAM Systems, Inc. (A)	2,244	693,284
Euronet Worldwide, Inc. (A)	1,868	165,953
Fastly, Inc., Class A (A)	1,372	87,136
Fidelity National Information Services, Inc.	13,766	1,715,106
Fiserv, Inc. (A)	10,964	1,046,733
FleetCor Technologies, Inc. (A)	4,978	1,099,690
Gartner, Inc. (A)	5,367	644,577
Genpact, Ltd.	8,688	298,607
Global Payments, Inc.	9,905	1,562,415
GoDaddy, Inc., Class A (A)	5,634	398,549
IBM Corp.	25,015	2,793,175
Jack Henry & Associates, Inc.	4,594	681,061
Leidos Holdings, Inc.	8,512	706,496
Mastercard, Inc., Class A	19,344	5,583,452
MongoDB, Inc. (A)	989	225,957
Okta, Inc. (A)	2,818	591,301
Paychex, Inc.	18,641	1,533,222
PayPal Holdings, Inc. (A)	21,270	3,958,985
Square, Inc., Class A (A)	5,021	777,652
The Western Union Company	27,232	529,390
Twilio, Inc., Class A (A)	4,051	1,130,107
VeriSign, Inc. (A)	5,376	1,025,203
Visa, Inc., Class A	36,223	6,582,081
WEX, Inc. (A)	1,815	229,688
Semiconductors and semiconductor equipment – 5.0%
Advanced Micro Devices, Inc. (A)	22,253	1,675,428
Analog Devices, Inc.	15,654	1,855,469
Applied Materials, Inc.	35,825	2,121,915
Broadcom, Inc.	8,904	3,113,106
Cree, Inc. (A)	2,163	137,567
Enphase Energy, Inc. (A)	2,675	262,391
Entegris, Inc.	5,619	420,133
First Solar, Inc. (A)	2,704	235,370
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Inphi Corp. (A)	768	$107,336
Intel Corp.	114,551	5,072,318
KLA Corp.	10,367	2,044,165
Lam Research Corp.	8,654	2,960,360
Marvell Technology Group, Ltd.	35,650	1,337,232
Maxim Integrated Products, Inc.	18,438	1,284,207
Microchip Technology, Inc.	13,625	1,431,715
Micron Technology, Inc. (A)	47,606	2,396,486
MKS Instruments, Inc.	1,609	174,400
Monolithic Power Systems, Inc.	1,636	522,866
NVIDIA Corp.	9,642	4,834,113
ON Semiconductor Corp. (A)	24,689	619,447
Qorvo, Inc. (A)	6,732	857,388
QUALCOMM, Inc.	29,402	3,627,031
Skyworks Solutions, Inc.	11,716	1,655,354
SolarEdge Technologies, Inc. (A)	1,321	340,408
Teradyne, Inc.	10,768	945,969
Texas Instruments, Inc.	23,712	3,428,518
Universal Display Corp.	1,417	281,005
Xilinx, Inc.	11,241	1,334,194
Software – 7.6%
Adobe, Inc. (A)	8,081	3,613,015
Alteryx, Inc., Class A (A)	1,297	162,579
Anaplan, Inc. (A)	2,754	152,434
ANSYS, Inc. (A)	4,511	1,373,013
Appfolio, Inc., Class A (A)	124	17,716
Aspen Technology, Inc. (A)	3,299	362,263
Atlassian Corp. PLC, Class A (A)	2,496	478,284
Autodesk, Inc. (A)	5,174	1,218,684
Avalara, Inc. (A)	1,953	291,095
Bill.com Holdings, Inc. (A)	747	74,700
Cadence Design Systems, Inc. (A)	15,790	1,726,952
CDK Global, Inc.	7,254	312,647
Ceridian HCM Holding, Inc. (A)	4,052	349,363
Citrix Systems, Inc.	8,160	924,283
Cloudflare, Inc., Class A (A)	2,826	146,867
Coupa Software, Inc. (A)	1,520	406,904
Crowdstrike Holdings, Inc., Class A (A)	2,353	291,396
Datadog, Inc., Class A (A)	2,190	198,743
DocuSign, Inc. (A)	2,567	519,176
Dropbox, Inc., Class A (A)	7,805	142,519
Dynatrace, Inc. (A)	2,287	80,754
Elastic NV (A)	1,331	134,977
Fair Isaac Corp. (A)	1,297	507,711
Five9, Inc. (A)	812	123,197
Fortinet, Inc. (A)	5,687	627,674
Globant SA (A)	348	62,852
Guidewire Software, Inc. (A)	3,899	374,733
HubSpot, Inc. (A)	1,274	369,549
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	55

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Intuit, Inc.	6,291	$1,979,652
Manhattan Associates, Inc. (A)	1,081	92,426
Microsoft Corp.	154,917	31,366,045
NortonLifeLock, Inc.	36,903	759,095
Nuance Communications, Inc. (A)	8,140	259,747
Nutanix, Inc., Class A (A)	1,862	45,321
Oracle Corp.	67,799	3,804,202
Palo Alto Networks, Inc. (A)	2,804	620,217
Paycom Software, Inc. (A)	2,123	772,963
Paylocity Holding Corp. (A)	1,013	187,932
Pegasystems, Inc.	1,014	117,502
Proofpoint, Inc. (A)	1,567	150,025
PTC, Inc. (A)	4,163	349,192
RealPage, Inc. (A)	3,593	200,094
RingCentral, Inc., Class A (A)	1,842	475,862
salesforce.com, Inc. (A)	14,507	3,369,541
ServiceNow, Inc. (A)	3,054	1,519,579
Slack Technologies, Inc., Class A (A)(B)	8,469	216,637
Smartsheet, Inc., Class A (A)	3,230	161,016
SolarWinds Corp. (A)(B)	1,586	32,402
Splunk, Inc. (A)	4,771	944,849
SS&C Technologies Holdings, Inc.	12,771	756,299
Synopsys, Inc. (A)	5,769	1,233,758
The Trade Desk, Inc., Class A (A)	1,138	644,620
Tyler Technologies, Inc. (A)	1,773	681,506
VMware, Inc., Class A (A)	2,223	286,167
Workday, Inc., Class A (A)	3,583	752,860
Zendesk, Inc. (A)	3,037	336,925
Zoom Video Communications, Inc., Class A (A)	1,349	621,768
Zscaler, Inc. (A)	1,340	181,905
Technology hardware, storage and peripherals – 4.1%
Apple, Inc.	291,286	31,709,394
Dell Technologies, Inc., Class C (A)	5,194	312,990
Hewlett Packard Enterprise Company	70,558	609,621
HP, Inc.	54,174	972,965
NetApp, Inc.	18,061	792,697
Seagate Technology PLC	23,629	1,129,939
Western Digital Corp.	21,771	821,420
Materials – 3.9%		34,923,049
Chemicals – 2.2%
Air Products & Chemicals, Inc.	6,940	1,917,106
Albemarle Corp.	6,522	607,916
Axalta Coating Systems, Ltd. (A)	12,856	322,814
Celanese Corp.	9,551	1,084,134
CF Industries Holdings, Inc.	17,370	479,586
Corteva, Inc.	32,966	1,087,219
Dow, Inc.	21,703	987,269
DuPont de Nemours, Inc.	15,586	886,532
Eastman Chemical Company	11,459	926,346
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
Ecolab, Inc.	7,904	$1,451,095
FMC Corp.	8,047	826,749
International Flavors & Fragrances, Inc. (B)	5,477	562,269
Linde PLC	9,470	2,086,620
LyondellBasell Industries NV, Class A	10,982	751,718
PPG Industries, Inc.	13,900	1,803,108
RPM International, Inc.	8,334	705,640
The Mosaic Company	20,092	371,702
The Scotts Miracle-Gro Company	1,396	209,470
The Sherwin-Williams Company	2,995	2,060,500
Westlake Chemical Corp.	2,332	157,690
Construction materials – 0.2%
Martin Marietta Materials, Inc.	3,528	939,683
Vulcan Materials Company	7,348	1,064,284
Containers and packaging – 0.9%
Amcor PLC	61,548	641,946
AptarGroup, Inc.	3,462	394,980
Avery Dennison Corp.	5,021	694,856
Ball Corp.	21,034	1,872,026
Berry Global Group, Inc. (A)	8,047	375,232
Crown Holdings, Inc. (A)	8,828	757,442
International Paper Company	32,896	1,439,200
Packaging Corp. of America	7,045	806,582
Sealed Air Corp.	2,339	92,601
Sonoco Products Company	2,929	143,199
Westrock Company	15,887	596,557
Metals and mining – 0.6%
Freeport-McMoRan, Inc.	87,337	1,514,424
Newmont Corp.	28,657	1,800,806
Nucor Corp.	21,588	1,031,043
Reliance Steel & Aluminum Company	4,836	527,076
Royal Gold, Inc.	2,343	278,372
Southern Copper Corp.	3,758	196,694
Steel Dynamics, Inc.	14,948	470,563
Real estate – 3.0%		27,105,425
Equity real estate investment trusts – 2.8%
Alexandria Real Estate Equities, Inc.	4,778	723,963
American Homes 4 Rent, Class A	10,080	284,962
American Tower Corp.	8,258	1,896,450
Americold Realty Trust	5,344	193,613
Apartment Investment & Management Company, Class A	6,225	198,578
AvalonBay Communities, Inc.	5,758	801,111
Boston Properties, Inc.	6,537	473,344
Camden Property Trust	3,962	365,455
CoreSite Realty Corp.	857	102,292
Crown Castle International Corp.	8,786	1,372,373
CubeSmart	5,790	196,455
CyrusOne, Inc.	3,425	243,346
56	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Digital Realty Trust, Inc.	8,076	$1,165,367
Duke Realty Corp.	15,196	577,296
Equinix, Inc.	1,850	1,352,794
Equity LifeStyle Properties, Inc.	6,972	412,673
Equity Residential	12,692	596,270
Essex Property Trust, Inc.	2,738	560,167
Extra Space Storage, Inc.	5,170	599,462
Federal Realty Investment Trust	3,152	216,795
Gaming and Leisure Properties, Inc.	8,296	301,560
Healthcare Trust of America, Inc., Class A	7,248	176,126
Healthpeak Properties, Inc.	20,076	541,450
Host Hotels & Resorts, Inc.	30,449	319,106
Invitation Homes, Inc.	17,021	463,992
Iron Mountain, Inc.	11,725	305,554
Kilroy Realty Corp.	4,211	198,254
Lamar Advertising Company, Class A	3,489	216,178
Medical Properties Trust, Inc.	14,938	266,195
MGM Growth Properties LLC, Class A	4,116	108,868
Mid-America Apartment Communities, Inc.	4,567	532,649
National Retail Properties, Inc.	6,625	212,066
Omega Healthcare Investors, Inc.	8,353	240,650
Prologis, Inc.	15,464	1,534,029
Public Storage	3,212	735,773
Realty Income Corp.	12,567	727,127
Regency Centers Corp.	6,111	217,490
Rexford Industrial Realty, Inc.	1,748	81,212
SBA Communications Corp.	3,495	1,014,843
Simon Property Group, Inc.	6,279	394,384
STORE Capital Corp.	5,946	152,812
Sun Communities, Inc.	3,521	484,595
UDR, Inc.	11,591	362,103
Ventas, Inc.	14,448	570,263
VEREIT, Inc.	38,697	239,921
VICI Properties, Inc.	16,257	373,098
Vornado Realty Trust	7,519	231,059
Welltower, Inc.	12,936	695,569
Weyerhaeuser Company	40,956	1,117,689
WP Carey, Inc.	6,004	375,910
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	24,190	1,219,176
Jones Lang LaSalle, Inc.	3,216	362,958
Utilities – 4.4%		39,414,203
Electric utilities – 2.5%
Alliant Energy Corp.	14,829	819,747
American Electric Power Company, Inc.	21,789	1,959,485
Avangrid, Inc.	2,750	135,685
Duke Energy Corp.	21,092	1,942,784
Edison International	25,184	1,411,311
Entergy Corp.	15,995	1,619,014
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Electric utilities (continued)
Evergy, Inc.	16,014	$883,973
Eversource Energy	19,252	1,680,122
Exelon Corp.	43,297	1,727,117
FirstEnergy Corp.	29,601	879,742
NextEra Energy, Inc.	36,193	2,649,690
NRG Energy, Inc.	12,289	388,578
OGE Energy Corp.	13,286	408,810
Pinnacle West Capital Corp.	8,513	694,405
PPL Corp.	57,330	1,576,575
The Southern Company	31,785	1,826,048
Xcel Energy, Inc.	23,879	1,672,246
Gas utilities – 0.1%
Atmos Energy Corp.	6,055	555,062
UGI Corp.	11,871	383,908
Independent power and renewable electricity producers – 0.1%
Brookfield Renewable Corp., Class A	1,277	85,265
The AES Corp.	48,969	954,896
Vistra Corp.	19,306	335,345
Multi-utilities – 1.5%
Ameren Corp.	18,821	1,526,760
CenterPoint Energy, Inc.	34,916	737,775
CMS Energy Corp.	17,622	1,116,001
Consolidated Edison, Inc.	22,956	1,801,816
Dominion Energy, Inc.	15,974	1,283,351
DTE Energy Company	13,052	1,610,878
NiSource, Inc.	27,241	625,726
Public Service Enterprise Group, Inc.	31,930	1,856,730
Sempra Energy	7,173	899,207
WEC Energy Group, Inc.	16,364	1,645,400
Water utilities – 0.2%
American Water Works Company, Inc.	9,192	1,383,488
Essential Utilities, Inc.	8,186	337,263

SHORT-TERM INVESTMENTS – 0.3%		$2,570,320
(Cost $2,570,446)
Short-term funds – 0.3%		2,570,320
John Hancock Collateral Trust, 0.2508% (C)(D)	203,549	2,037,238

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0257% (C)	533,082	533,082
Total investments (Multifactor Large Cap ETF) (Cost $800,167,420) 100.2%		$896,667,067
Other assets and liabilities, net (0.2%)		(1,577,792)
Total net assets 100.0%		$895,089,275

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-20.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	57

MULTIFACTOR LARGE CAP ETF (continued)

(C)	The rate shown is the annualized seven-day yield as of 10-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MATERIALS ETF

As of 10-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$22,186,628
(Cost $20,244,108)
Industrials – 1.2%		260,178
Building products – 1.2%
Owens Corning	3,974	260,178
Information technology – 0.5%		98,600
Software – 0.5%
Bill.com Holdings, Inc. (A)	986	98,600
Materials – 97.3%		21,606,098
Chemicals – 51.7%
Air Products & Chemicals, Inc.	3,538	977,337
Albemarle Corp.	4,231	394,372
Ashland Global Holdings, Inc.	2,307	160,959
Axalta Coating Systems, Ltd. (A)	8,566	215,092
Celanese Corp.	4,518	512,838
CF Industries Holdings, Inc.	8,360	230,820
Dow, Inc.	17,776	808,630
DuPont de Nemours, Inc.	12,054	685,632
Eastman Chemical Company	6,451	521,499
Ecolab, Inc.	4,131	758,410
FMC Corp.	4,418	453,905
Huntsman Corp.	7,767	188,660
International Flavors & Fragrances, Inc. (B)	3,660	375,736
Linde PLC	5,191	1,143,785
LyondellBasell Industries NV, Class A	11,207	767,119
NewMarket Corp.	336	120,184
PPG Industries, Inc.	8,822	1,144,390
RPM International, Inc.	4,397	372,294
The Mosaic Company	12,891	238,484
The Scotts Miracle-Gro Company	1,325	198,816
The Sherwin-Williams Company	1,416	974,180
Valvoline, Inc.	5,822	114,519
Westlake Chemical Corp.	1,784	120,634
Construction materials – 6.1%
Martin Marietta Materials, Inc.	2,024	539,092
Vulcan Materials Company	5,542	802,703
Containers and packaging – 25.0%
Amcor PLC	58,200	607,026
AptarGroup, Inc.	2,335	266,400
Ardagh Group SA	489	8,059
Avery Dennison Corp.	2,987	413,371
Ball Corp.	10,059	895,251
Berry Global Group, Inc. (A)	6,638	309,530
Crown Holdings, Inc. (A)	5,682	487,516
MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
Graphic Packaging Holding Company	15,035	$199,815
International Paper Company	21,299	931,831
Packaging Corp. of America	4,209	481,888
Sealed Air Corp.	4,502	178,234
Silgan Holdings, Inc.	3,042	104,797
Sonoco Products Company	4,481	219,076
Westrock Company	12,135	455,669
Metals and mining – 14.5%
Freeport-McMoRan, Inc.	45,517	789,265
Newmont Corp.	15,217	956,236
Nucor Corp.	10,776	514,662
Reliance Steel & Aluminum Company	2,797	304,845
Royal Gold, Inc.	1,954	232,155
Southern Copper Corp.	2,008	105,099
Steel Dynamics, Inc.	10,333	325,283
Utilities – 1.0%		221,752
Multi-utilities – 1.0%
MDU Resources Group, Inc.	9,333	221,752

SHORT-TERM INVESTMENTS – 1.7%		$382,010
(Cost $382,013)
Short-term funds – 1.7%		382,010
John Hancock Collateral Trust, 0.2508% (C)(D)	34,557	345,867

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0257% (C)	36,143	36,143
Total investments (Multifactor Materials ETF) (Cost $20,626,121) 101.7%		$22,568,638
Other assets and liabilities, net (1.7%)		(369,768)
Total net assets 100.0%		$22,198,870

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-20.
(C)	The rate shown is the annualized seven-day yield as of 10-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MEDIA AND COMMUNICATIONS ETF

As of 10-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$25,245,536
(Cost $23,470,377)
Communication services – 99.3%		25,103,484
Diversified telecommunication services – 14.1%
AT&T, Inc.	38,126	1,030,165
CenturyLink, Inc.	78,265	674,644
58	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Diversified telecommunication services (continued)
GCI Liberty, Inc., Class A (A)	4,027	$327,113
Verizon Communications, Inc.	26,897	1,532,860
Entertainment – 25.8%
Activision Blizzard, Inc.	14,126	1,069,762
Electronic Arts, Inc. (A)	5,599	670,928
Liberty Media Corp.-Liberty Formula One, Series A (A)	1,314	43,756
Liberty Media Corp.-Liberty Formula One, Series C (A)	7,953	287,342
Live Nation Entertainment, Inc. (A)	3,528	172,166
Netflix, Inc. (A)	3,010	1,431,977
Spotify Technology SA (A)	1,446	346,881
Take-Two Interactive Software, Inc. (A)	4,337	671,888
The Walt Disney Company	12,076	1,464,215
Warner Music Group Corp., Class A	3,850	102,141
Zynga, Inc., Class A (A)	28,789	258,813
Interactive media and services – 21.3%
Alphabet, Inc., Class A (A)	495	799,974
Alphabet, Inc., Class C (A)	481	779,706
ANGI Homeservices, Inc., Class A (A)	2,504	26,542
Facebook, Inc., Class A (A)	5,437	1,430,529
Pinterest, Inc., Class A (A)	11,455	675,272
Snap, Inc., Class A (A)	12,447	490,287
Twitter, Inc. (A)	13,720	567,459
Zillow Group, Inc., Class A (A)	1,741	155,524
Zillow Group, Inc., Class C (A)	5,132	454,798
Media – 33.6%
Altice USA, Inc., Class A (A)	12,530	337,684
Cable One, Inc.	228	394,864
Charter Communications, Inc., Class A (A)	2,589	1,563,291
Comcast Corp., Class A	35,576	1,502,730
Discovery, Inc., Series A (A)	5,004	101,281
Discovery, Inc., Series C (A)	9,428	172,721
DISH Network Corp., Class A (A)	9,842	250,873
Fox Corp., Class A	13,570	359,876
Fox Corp., Class B	6,566	171,635
Liberty Broadband Corp., Series A (A)	1,161	163,179
Liberty Broadband Corp., Series C (A)	5,916	838,356
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	2,910	100,599
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	5,866	202,964
News Corp., Class A	15,619	205,077
News Corp., Class B	5,339	69,514
Nexstar Media Group, Inc., Class A	3,307	272,497
Omnicom Group, Inc.	8,957	422,770
Sirius XM Holdings, Inc. (B)	32,416	185,744
The Interpublic Group of Companies, Inc.	25,267	457,080
The New York Times Company, Class A	4,038	160,147
MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media (continued)
ViacomCBS, Inc., Class A	285	$8,510
ViacomCBS, Inc., Class B	19,705	562,972
Wireless telecommunication services – 4.5%
T-Mobile US, Inc. (A)	10,353	1,134,378
Information technology – 0.6%		142,052
Software – 0.6%
Dynatrace, Inc. (A)	4,023	142,052

SHORT-TERM INVESTMENTS – 0.1%		$17,271
(Cost $17,271)
Short-term funds – 0.1%		17,271
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0257% (C)	17,271	17,271
Total investments (Multifactor Media and Communications ETF) (Cost $23,487,648) 100.0%		$25,262,807
Other assets and liabilities, net 0.0%		6,261
Total net assets 100.0%		$25,269,068

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-20.
(C)	The rate shown is the annualized seven-day yield as of 10-31-20.
MULTIFACTOR MID CAP ETF

As of 10-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%		$1,557,256,666
(Cost $1,454,553,805)
Communication services – 3.8%		60,082,126
Diversified telecommunication services – 0.3%
CenturyLink, Inc.	342,259	2,950,273
GCI Liberty, Inc., Class A (A)	30,961	2,514,962
Entertainment – 0.8%
Liberty Media Corp.-Liberty Formula One, Series A (A)	5,996	199,667
Liberty Media Corp.-Liberty Formula One, Series C (A)	63,619	2,298,554
Live Nation Entertainment, Inc. (A)	22,471	1,096,585
Madison Square Garden Sports Corp. (A)	6,775	959,611
Roku, Inc. (A)	10,289	2,082,494
Take-Two Interactive Software, Inc. (A)	22,645	3,508,163
Warner Music Group Corp., Class A	7,960	211,179
Zynga, Inc., Class A (A)	206,587	1,857,217
Interactive media and services – 0.8%
ANGI Homeservices, Inc., Class A (A)	10,742	113,865
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	59

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services (continued)
IAC/InterActiveCorp (A)	18,849	$2,275,451
Match Group, Inc. (A)	44,839	5,236,298
Pinterest, Inc., Class A (A)	42,461	2,503,076
Zillow Group, Inc., Class A (A)	8,783	784,585
Zillow Group, Inc., Class C (A)	26,715	2,367,483
Media – 1.9%
Altice USA, Inc., Class A (A)	64,455	1,737,062
Cable One, Inc.	1,794	3,106,957
Discovery, Inc., Series A (A)(B)	36,722	743,253
Discovery, Inc., Series C (A)	82,251	1,506,838
DISH Network Corp., Class A (A)	58,957	1,502,814
Fox Corp., Class A	71,428	1,894,271
Fox Corp., Class B	28,734	751,107
Liberty Broadband Corp., Series A (A)	4,824	678,013
Liberty Broadband Corp., Series C (A)	21,466	3,041,947
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	23,922	826,984
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	35,084	1,213,906
News Corp., Class A	145,786	1,914,170
News Corp., Class B	43,680	568,714
Nexstar Media Group, Inc., Class A	18,619	1,534,206
Omnicom Group, Inc.	48,224	2,276,173
The Interpublic Group of Companies, Inc.	152,187	2,753,063
The New York Times Company, Class A	39,689	1,574,066
ViacomCBS, Inc., Class A	438	13,079
ViacomCBS, Inc., Class B	52,014	1,486,040
Consumer discretionary – 12.3%		192,274,989
Auto components – 1.0%
Aptiv PLC	36,637	3,535,104
Autoliv, Inc.	36,313	2,752,525
BorgWarner, Inc.	84,989	2,972,915
Fox Factory Holding Corp. (A)	7,981	671,042
Gentex Corp.	97,831	2,706,984
Lear Corp.	26,334	3,181,411
Automobiles – 0.2%
Harley-Davidson, Inc.	69,556	2,287,001
Thor Industries, Inc.	19,098	1,615,309
Distributors – 0.7%
Genuine Parts Company	37,124	3,357,123
LKQ Corp. (A)	115,883	3,707,097
Pool Corp.	11,007	3,850,579
Diversified consumer services – 0.7%
Bright Horizons Family Solutions, Inc. (A)	16,614	2,625,843
Chegg, Inc. (A)	23,129	1,698,594
Grand Canyon Education, Inc. (A)	16,112	1,262,697
Service Corp. International	85,334	3,951,818
Terminix Global Holdings, Inc. (A)	45,115	2,124,465
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure – 2.0%
Aramark	93,085	$2,582,178
Caesars Entertainment, Inc. (A)	34,651	1,553,058
Choice Hotels International, Inc.	8,496	742,126
Churchill Downs, Inc.	8,101	1,208,264
Darden Restaurants, Inc.	32,510	2,988,319
Domino's Pizza, Inc.	8,623	3,262,253
Dunkin' Brands Group, Inc.	29,021	2,893,684
Hyatt Hotels Corp., Class A	13,371	737,277
Marriott Vacations Worldwide Corp.	9,240	892,584
MGM Resorts International	98,255	2,021,105
Norwegian Cruise Line Holdings, Ltd. (A)(B)	49,718	826,810
Penn National Gaming, Inc. (A)	22,355	1,206,723
Planet Fitness, Inc., Class A (A)	19,218	1,139,051
Texas Roadhouse, Inc.	15,623	1,094,079
The Wendy's Company	61,133	1,335,756
Vail Resorts, Inc.	14,599	3,387,552
Wingstop, Inc.	5,058	588,397
Wyndham Hotels & Resorts, Inc.	29,863	1,388,928
Wynn Resorts, Ltd.	20,330	1,472,502
Household durables – 2.4%
D.R. Horton, Inc.	81,149	5,421,565
Garmin, Ltd.	30,464	3,168,865
Helen of Troy, Ltd. (A)	7,053	1,337,249
Leggett & Platt, Inc.	51,227	2,137,703
Lennar Corp., A Shares	57,895	4,065,966
Lennar Corp., B Shares	3,522	200,367
Mohawk Industries, Inc. (A)	16,617	1,714,708
Newell Brands, Inc.	129,972	2,295,306
NVR, Inc. (A)	1,040	4,111,214
PulteGroup, Inc.	80,406	3,277,349
Tempur Sealy International, Inc. (A)	13,957	1,242,173
Toll Brothers, Inc.	49,024	2,072,735
TopBuild Corp. (A)	7,785	1,192,740
Whirlpool Corp.	30,057	5,559,343
Internet and direct marketing retail – 0.7%
Chewy, Inc., Class A (A)(B)	4,226	260,322
Etsy, Inc. (A)	25,370	3,084,738
Expedia Group, Inc.	25,667	2,416,548
GrubHub, Inc. (A)	23,193	1,715,354
Qurate Retail, Inc., Series A	131,937	893,213
Stamps.com, Inc. (A)	4,045	903,006
Wayfair, Inc., Class A (A)(B)	6,087	1,509,759
Leisure products – 0.6%
Brunswick Corp.	34,281	2,184,043
Hasbro, Inc.	27,109	2,242,456
Peloton Interactive, Inc., Class A (A)	17,359	1,913,135
Polaris, Inc.	21,689	1,970,663
YETI Holdings, Inc. (A)	16,612	821,962
60	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Multiline retail – 0.4%
Dollar Tree, Inc. (A)	49,541	$4,474,543
Ollie's Bargain Outlet Holdings, Inc. (A)	11,783	1,026,181
Specialty retail – 2.8%
Advance Auto Parts, Inc.	23,998	3,534,425
AutoNation, Inc. (A)	28,157	1,597,347
AutoZone, Inc. (A)	1,705	1,924,911
Best Buy Company, Inc.	66,449	7,412,386
Burlington Stores, Inc. (A)	18,494	3,580,069
CarMax, Inc. (A)	47,726	4,125,435
Dick's Sporting Goods, Inc.	18,595	1,053,407
Five Below, Inc. (A)	16,477	2,197,043
Floor & Decor Holdings, Inc., Class A (A)	23,734	1,732,582
L Brands, Inc.	52,031	1,665,512
Lithia Motors, Inc., Class A	6,712	1,540,874
RH (A)	3,363	1,127,378
The Gap, Inc.	86,328	1,679,080
Tractor Supply Company	33,348	4,442,287
Ulta Beauty, Inc. (A)	13,327	2,755,624
Williams-Sonoma, Inc.	34,087	3,109,075
Textiles, apparel and luxury goods – 0.8%
Columbia Sportswear Company	11,324	844,657
Deckers Outdoor Corp. (A)	10,147	2,570,945
Hanesbrands, Inc.	148,637	2,388,597
Levi Strauss & Company, Class A (B)	15,146	239,004
PVH Corp.	19,007	1,107,918
Ralph Lauren Corp.	15,579	1,041,456
Skechers U.S.A., Inc., Class A (A)	48,329	1,532,513
Tapestry, Inc.	50,026	1,112,078
Under Armour, Inc., Class A (A)	42,834	592,823
Under Armour, Inc., Class C (A)	43,598	533,204
Consumer staples – 3.6%		55,894,060
Beverages – 0.2%
Molson Coors Beverage Company, Class B	34,050	1,200,603
The Boston Beer Company, Inc., Class A (A)	2,277	2,366,213
Food and staples retailing – 0.6%
BJ's Wholesale Club Holdings, Inc. (A)	29,575	1,132,427
Casey's General Stores, Inc.	13,278	2,238,272
Performance Food Group Company (A)	41,331	1,389,135
The Kroger Company	107,410	3,459,676
US Foods Holding Corp. (A)	81,204	1,697,164
Food products – 2.0%
Beyond Meat, Inc. (A)	6,796	967,954
Bunge, Ltd.	54,213	3,075,503
Campbell Soup Company	41,609	1,941,892
Conagra Brands, Inc.	103,123	3,618,586
Darling Ingredients, Inc. (A)	57,884	2,489,012
Flowers Foods, Inc.	53,830	1,269,311
Freshpet, Inc. (A)	5,162	591,049
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Hormel Foods Corp.	34,419	$1,675,861
Ingredion, Inc.	27,411	1,943,166
Lamb Weston Holdings, Inc.	41,549	2,636,284
Lancaster Colony Corp.	6,133	1,018,937
McCormick & Company, Inc.	23,053	4,161,297
Pilgrim's Pride Corp. (A)	23,230	388,870
Post Holdings, Inc. (A)	26,088	2,240,959
The J.M. Smucker Company	24,949	2,799,278
Household products – 0.7%
Church & Dwight Company, Inc.	48,086	4,250,322
Reynolds Consumer Products, Inc.	13,054	368,645
The Clorox Company	25,958	5,379,796
Personal products – 0.1%
Herbalife Nutrition, Ltd. (A)	35,309	1,593,848
Energy – 1.3%		20,215,087
Energy equipment and services – 0.1%
Halliburton Company	108,459	1,308,016
National Oilwell Varco, Inc.	61,048	512,803
Oil, gas and consumable fuels – 1.2%
Apache Corp.	73,052	606,332
Cabot Oil & Gas Corp.	101,332	1,802,696
Cheniere Energy, Inc. (A)	40,589	1,942,995
Chevron Corp.	11,538	801,891
Concho Resources, Inc.	65,431	2,716,041
Continental Resources, Inc.	12,714	152,949
Devon Energy Corp.	68,776	614,170
Diamondback Energy, Inc.	35,750	928,070
Equitrans Midstream Corp.	97,496	707,821
Hess Corp.	42,959	1,598,934
HollyFrontier Corp.	61,275	1,134,200
Marathon Oil Corp.	194,094	768,612
New Fortress Energy, Inc. (B)	3,913	141,377
ONEOK, Inc.	54,949	1,593,521
Parsley Energy, Inc., Class A	57,104	571,611
Pioneer Natural Resources Company	18,722	1,489,522
Targa Resources Corp.	51,310	823,526
Financials – 12.1%		188,235,479
Banks – 3.1%
BOK Financial Corp.	9,616	564,844
Citizens Financial Group, Inc.	144,052	3,925,417
Comerica, Inc.	43,798	1,993,247
Commerce Bancshares, Inc.	38,041	2,368,052
Cullen/Frost Bankers, Inc.	19,229	1,351,222
East West Bancorp, Inc.	56,314	2,054,335
Fifth Third Bancorp	200,495	4,655,494
First Financial Bankshares, Inc.	34,022	1,014,196
First Horizon National Corp.	105,341	1,096,600
First Republic Bank	35,625	4,493,738
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	61

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc.	284,535	$2,970,545
KeyCorp	251,560	3,265,249
M&T Bank Corp.	25,238	2,614,152
People's United Financial, Inc.	129,957	1,386,641
Prosperity Bancshares, Inc.	24,347	1,341,763
Regions Financial Corp.	271,219	3,607,213
Signature Bank	19,801	1,598,733
SVB Financial Group (A)	12,950	3,764,565
TCF Financial Corp.	46,653	1,269,428
Zions Bancorp NA	67,655	2,183,227
Capital markets – 3.4%
Ameriprise Financial, Inc.	30,353	4,881,673
Apollo Global Management, Inc.	14,723	542,690
Ares Management Corp., Class A	21,243	898,579
Cboe Global Markets, Inc.	31,663	2,573,885
Eaton Vance Corp.	51,436	3,075,358
FactSet Research Systems, Inc.	10,661	3,267,597
Franklin Resources, Inc.	80,196	1,503,675
Interactive Brokers Group, Inc., Class A	13,257	630,635
Invesco, Ltd.	116,528	1,527,682
LPL Financial Holdings, Inc.	24,643	1,969,715
MarketAxess Holdings, Inc.	10,178	5,484,415
Morgan Stanley	70,932	3,415,376
Morningstar, Inc.	6,197	1,179,785
MSCI, Inc.	16,141	5,646,767
Nasdaq, Inc.	30,051	3,635,870
Northern Trust Corp.	42,695	3,341,738
Raymond James Financial, Inc.	40,638	3,106,369
SEI Investments Company	47,190	2,319,389
T. Rowe Price Group, Inc.	15,241	1,930,425
The Charles Schwab Corp.	44,070	1,811,718
Tradeweb Markets, Inc., Class A	8,319	453,219
Virtu Financial, Inc., Class A	15,290	326,900
Consumer finance – 0.7%
Ally Financial, Inc.	179,158	4,779,935
Credit Acceptance Corp. (A)(B)	3,658	1,090,523
OneMain Holdings, Inc.	34,838	1,215,498
Santander Consumer USA Holdings, Inc.	52,674	1,071,389
Synchrony Financial	129,236	3,233,485
Diversified financial services – 0.5%
Equitable Holdings, Inc.	107,550	2,311,250
Jefferies Financial Group, Inc.	90,719	1,769,928
Voya Financial, Inc.	58,390	2,798,633
Insurance – 4.2%
Alleghany Corp.	3,750	2,050,988
American Financial Group, Inc.	31,268	2,343,224
Arch Capital Group, Ltd. (A)	80,309	2,426,135
Arthur J. Gallagher & Company	43,927	4,555,669
Assurant, Inc.	21,858	2,718,479
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Athene Holding, Ltd., Class A (A)	62,213	$1,995,793
Axis Capital Holdings, Ltd.	33,506	1,430,371
Brown & Brown, Inc.	52,357	2,278,053
Cincinnati Financial Corp.	35,628	2,520,325
CNA Financial Corp.	6,917	206,057
Enstar Group, Ltd. (A)	1,400	240,618
Erie Indemnity Company, Class A	7,133	1,661,062
Everest Re Group, Ltd.	10,754	2,119,398
Fidelity National Financial, Inc.	71,446	2,235,545
First American Financial Corp.	46,001	2,051,185
Globe Life, Inc.	35,948	2,915,023
Kemper Corp.	23,712	1,462,082
Kinsale Capital Group, Inc.	3,569	669,080
Lincoln National Corp.	53,761	1,887,011
Loews Corp.	56,903	1,973,396
Markel Corp. (A)	2,878	2,684,598
Old Republic International Corp.	104,915	1,708,016
Primerica, Inc.	14,794	1,630,891
Principal Financial Group, Inc.	71,252	2,794,503
Reinsurance Group of America, Inc.	27,868	2,815,225
RenaissanceRe Holdings, Ltd.	15,393	2,489,356
RLI Corp.	7,413	642,707
The Hanover Insurance Group, Inc.	12,824	1,226,744
The Hartford Financial Services Group, Inc.	100,627	3,876,152
W.R. Berkley Corp.	33,188	1,995,263
Willis Towers Watson PLC	24,214	4,418,571
Thrifts and mortgage finance – 0.2%
Essent Group, Ltd.	32,067	1,277,870
New York Community Bancorp, Inc.	168,021	1,396,255
TFS Financial Corp.	14,454	227,072
Health care – 15.3%		238,227,334
Biotechnology – 2.5%
ACADIA Pharmaceuticals, Inc. (A)	21,058	978,144
Acceleron Pharma, Inc. (A)	8,021	838,836
Allakos, Inc. (A)(B)	4,126	392,506
Allogene Therapeutics, Inc. (A)	11,819	400,900
Alnylam Pharmaceuticals, Inc. (A)	21,487	2,642,256
Arrowhead Pharmaceuticals, Inc. (A)	17,129	981,492
BioMarin Pharmaceutical, Inc. (A)	33,882	2,521,837
Bluebird Bio, Inc. (A)	11,073	572,585
Blueprint Medicines Corp. (A)	9,191	940,055
CRISPR Therapeutics AG (A)(B)	10,586	972,007
Emergent BioSolutions, Inc. (A)	13,823	1,243,655
Exact Sciences Corp. (A)	23,312	2,886,725
Exelixis, Inc. (A)	132,276	2,709,012
FibroGen, Inc. (A)	11,093	425,749
Incyte Corp. (A)	24,548	2,126,839
Invitae Corp. (A)(B)	18,571	728,169
Ionis Pharmaceuticals, Inc. (A)	39,445	1,851,943
62	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Iovance Biotherapeutics, Inc. (A)	25,384	$905,701
Mirati Therapeutics, Inc. (A)	5,689	1,235,309
Moderna, Inc. (A)	41,017	2,767,417
Natera, Inc. (A)	8,987	604,466
Neurocrine Biosciences, Inc. (A)	24,013	2,369,363
Novavax, Inc. (A)(B)	7,484	604,034
Sarepta Therapeutics, Inc. (A)	10,996	1,494,466
Seagen, Inc. (A)	15,538	2,591,738
Ultragenyx Pharmaceutical, Inc. (A)	9,659	970,730
United Therapeutics Corp. (A)	15,545	2,086,605
Vir Biotechnology, Inc. (A)(B)	9,088	285,727
Health care equipment and supplies – 4.5%
ABIOMED, Inc. (A)	8,928	2,248,785
Align Technology, Inc. (A)	17,722	7,550,990
Dentsply Sirona, Inc.	74,365	3,509,284
Globus Medical, Inc., Class A (A)	28,874	1,504,913
Haemonetics Corp. (A)	15,045	1,520,899
Hill-Rom Holdings, Inc.	34,912	3,179,436
Hologic, Inc. (A)	83,658	5,757,344
ICU Medical, Inc. (A)	7,005	1,245,419
Insulet Corp. (A)	10,825	2,405,856
Integra LifeSciences Holdings Corp. (A)	22,824	1,006,538
iRhythm Technologies, Inc. (A)	3,395	717,873
Masimo Corp. (A)	13,456	3,011,722
Nevro Corp. (A)	4,808	717,402
Novocure, Ltd. (A)	16,125	1,968,863
Penumbra, Inc. (A)	6,794	1,773,438
Quidel Corp. (A)	8,064	2,163,491
ResMed, Inc.	33,666	6,461,852
STERIS PLC	25,384	4,497,791
Tandem Diabetes Care, Inc. (A)	9,382	1,022,638
Teleflex, Inc.	11,681	3,717,245
The Cooper Companies, Inc.	13,100	4,179,555
Varian Medical Systems, Inc. (A)	27,386	4,732,301
West Pharmaceutical Services, Inc.	17,873	4,862,707
Health care providers and services – 3.1%
Amedisys, Inc. (A)	10,029	2,597,511
AmerisourceBergen Corp.	43,051	4,135,910
Cardinal Health, Inc.	82,297	3,768,380
Chemed Corp.	5,754	2,752,253
DaVita, Inc. (A)	39,838	3,436,028
Encompass Health Corp.	47,020	2,882,796
Guardant Health, Inc. (A)	13,035	1,390,313
HealthEquity, Inc. (A)	22,073	1,136,539
Henry Schein, Inc. (A)	60,745	3,862,167
Laboratory Corp. of America Holdings (A)	29,907	5,974,521
LHC Group, Inc. (A)	8,162	1,767,481
Molina Healthcare, Inc. (A)	28,870	5,383,389
Quest Diagnostics, Inc.	46,163	5,638,349
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
Universal Health Services, Inc., Class B	33,860	$3,709,363
Health care technology – 0.6%
Cerner Corp.	83,530	5,854,618
Change Healthcare, Inc. (A)	59,239	838,232
Schrodinger, Inc. (A)	1,704	83,121
Teladoc Health, Inc. (A)(B)	15,188	2,983,834
Life sciences tools and services – 3.1%
10X Genomics, Inc., Class A (A)	4,787	655,340
Adaptive Biotechnologies Corp. (A)	11,670	537,754
Agilent Technologies, Inc.	51,495	5,257,125
Avantor, Inc. (A)	82,905	1,929,199
Bio-Rad Laboratories, Inc., Class A (A)	6,634	3,890,310
Bio-Techne Corp.	12,505	3,156,387
Bruker Corp.	42,980	1,828,369
Charles River Laboratories International, Inc. (A)	20,909	4,760,979
IQVIA Holdings, Inc. (A)	23,526	3,622,769
Medpace Holdings, Inc. (A)	7,429	824,173
Mettler-Toledo International, Inc. (A)	6,088	6,075,276
NeoGenomics, Inc. (A)	21,293	835,324
PerkinElmer, Inc.	37,050	4,799,828
PPD, Inc. (A)	8,446	277,704
PRA Health Sciences, Inc. (A)	27,080	2,638,675
Repligen Corp. (A)	13,559	2,258,523
Syneos Health, Inc. (A)	34,867	1,850,740
Waters Corp. (A)	13,604	3,031,243
Pharmaceuticals – 1.5%
Catalent, Inc. (A)	55,487	4,870,094
Elanco Animal Health, Inc. (A)	90,103	2,794,094
Horizon Therapeutics PLC (A)	65,788	4,929,495
Jazz Pharmaceuticals PLC (A)	26,412	3,805,969
Mylan NV (A)	183,296	2,665,124
MyoKardia, Inc. (A)	8,117	1,814,393
Perrigo Company PLC	46,479	2,039,034
Industrials – 14.7%		230,212,414
Aerospace and defense – 1.1%
Axon Enterprise, Inc. (A)	10,866	1,074,647
BWX Technologies, Inc.	29,940	1,646,999
Curtiss-Wright Corp.	14,127	1,191,754
HEICO Corp.	7,925	832,521
HEICO Corp., Class A	12,931	1,209,049
Howmet Aerospace, Inc.	107,422	1,853,030
Huntington Ingalls Industries, Inc.	14,953	2,205,268
Mercury Systems, Inc. (A)	14,234	980,438
Teledyne Technologies, Inc. (A)	8,098	2,503,497
Textron, Inc.	79,071	2,830,742
Virgin Galactic Holdings, Inc. (A)(B)	16,759	291,942
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	63

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Air freight and logistics – 0.7%
C.H. Robinson Worldwide, Inc.	40,458	$3,577,701
Expeditors International of Washington, Inc.	47,416	4,190,152
XPO Logistics, Inc. (A)	39,941	3,594,690
Airlines – 0.2%
Alaska Air Group, Inc.	14,626	554,179
American Airlines Group, Inc. (B)	30,426	343,205
United Airlines Holdings, Inc. (A)	60,665	2,054,117
Building products – 1.3%
A.O. Smith Corp.	44,786	2,314,988
Allegion PLC	32,326	3,184,111
Fortune Brands Home & Security, Inc.	52,535	4,248,505
Lennox International, Inc.	9,092	2,469,933
Masco Corp.	51,739	2,773,210
Owens Corning	44,711	2,927,229
Simpson Manufacturing Company, Inc.	10,216	906,364
Trex Company, Inc. (A)	31,804	2,211,650
Commercial services and supplies – 1.2%
ADT, Inc.	49,818	328,301
Copart, Inc. (A)	50,447	5,567,331
IAA, Inc. (A)	35,154	1,989,365
MSA Safety, Inc.	8,870	1,170,130
Republic Services, Inc.	60,079	5,297,165
Rollins, Inc.	36,115	2,089,253
Stericycle, Inc. (A)	24,765	1,542,860
Tetra Tech, Inc.	13,936	1,406,282
Construction and engineering – 0.7%
AECOM (A)	49,036	2,198,774
EMCOR Group, Inc.	20,147	1,373,824
Jacobs Engineering Group, Inc.	33,845	3,215,275
Quanta Services, Inc.	63,461	3,961,870
Electrical equipment – 1.6%
Acuity Brands, Inc.	14,371	1,281,031
AMETEK, Inc.	56,020	5,501,164
Generac Holdings, Inc. (A)	14,425	3,031,414
Hubbell, Inc.	24,815	3,610,831
Plug Power, Inc. (A)(B)	58,047	812,658
Rockwell Automation, Inc.	28,633	6,789,457
Sensata Technologies Holding PLC (A)	77,479	3,386,607
Sunrun, Inc. (A)	12,633	657,169
Industrial conglomerates – 0.2%
Carlisle Companies, Inc.	22,717	2,813,955
Machinery – 3.9%
AGCO Corp.	28,883	2,224,857
Allison Transmission Holdings, Inc.	53,579	1,936,881
Donaldson Company, Inc.	51,266	2,435,135
Dover Corp.	43,100	4,771,601
Flowserve Corp.	44,545	1,297,150
Graco, Inc.	52,904	3,274,758
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
IDEX Corp.	17,061	$2,907,024
Ingersoll Rand, Inc. (A)	66,958	2,339,513
ITT, Inc.	31,839	1,926,578
Lincoln Electric Holdings, Inc.	21,675	2,206,949
Nordson Corp.	17,789	3,440,926
Oshkosh Corp.	29,370	1,978,363
Parker-Hannifin Corp.	33,975	7,079,016
Pentair PLC	55,096	2,741,577
Snap-on, Inc.	21,403	3,371,615
Stanley Black & Decker, Inc.	35,409	5,884,976
The Middleby Corp. (A)	20,540	2,044,552
The Toro Company	33,082	2,716,032
Wabtec Corp.	32,891	1,950,436
Woodward, Inc.	18,706	1,488,062
Xylem, Inc.	38,046	3,315,328
Professional services – 1.3%
CoreLogic, Inc.	20,675	1,590,528
Dun & Bradstreet Holdings, Inc. (A)	14,946	386,205
Equifax, Inc.	19,956	2,725,990
Exponent, Inc.	8,571	596,456
FTI Consulting, Inc. (A)	10,017	986,274
ManpowerGroup, Inc.	27,019	1,833,780
Nielsen Holdings PLC	136,886	1,849,330
Robert Half International, Inc.	47,016	2,383,241
TransUnion	35,609	2,836,613
TriNet Group, Inc. (A)	13,669	942,067
Verisk Analytics, Inc.	28,013	4,985,474
Road and rail – 1.1%
AMERCO	3,374	1,171,318
J.B. Hunt Transport Services, Inc.	23,665	2,880,977
Kansas City Southern	24,834	4,374,261
Knight-Swift Transportation Holdings, Inc.	37,939	1,441,303
Landstar System, Inc.	13,174	1,642,798
Lyft, Inc., Class A (A)	2,916	66,572
Old Dominion Freight Line, Inc.	23,966	4,562,407
Schneider National, Inc., Class B	14,076	310,517
Trading companies and distributors – 1.4%
Fastenal Company	117,602	5,083,934
HD Supply Holdings, Inc. (A)	69,622	2,775,133
SiteOne Landscape Supply, Inc. (A)	12,182	1,455,627
United Rentals, Inc. (A)	30,599	5,455,496
W.W. Grainger, Inc.	12,732	4,456,455
Watsco, Inc.	9,341	2,093,692
Information technology – 19.8%		308,732,552
Communications equipment – 1.2%
Arista Networks, Inc. (A)	13,690	2,859,841
Ciena Corp. (A)	63,828	2,514,185
F5 Networks, Inc. (A)	26,172	3,479,306
64	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Communications equipment (continued)
Juniper Networks, Inc.	127,754	$2,519,309
Lumentum Holdings, Inc. (A)	25,946	2,145,475
Motorola Solutions, Inc.	30,690	4,850,861
Ubiquiti, Inc. (B)	1,485	275,631
Electronic equipment, instruments and components – 2.9%
Arrow Electronics, Inc. (A)	38,526	3,000,790
CDW Corp.	39,912	4,893,211
Cognex Corp.	44,249	2,916,009
Corning, Inc.	109,744	3,508,516
Dolby Laboratories, Inc., Class A	26,004	1,952,380
Flex, Ltd. (A)	245,232	3,470,033
FLIR Systems, Inc.	52,490	1,820,878
II-VI, Inc. (A)	26,347	1,197,998
IPG Photonics Corp. (A)	12,363	2,299,023
Jabil, Inc.	83,609	2,770,802
Keysight Technologies, Inc. (A)	48,149	5,049,386
Littelfuse, Inc.	8,405	1,663,686
National Instruments Corp.	51,662	1,615,987
SYNNEX Corp.	16,160	2,127,302
Trimble, Inc. (A)	72,929	3,510,073
Zebra Technologies Corp., Class A (A)	14,157	4,015,491
IT services – 3.8%
Akamai Technologies, Inc. (A)	54,106	5,146,563
Amdocs, Ltd.	59,839	3,373,723
Black Knight, Inc. (A)	32,969	2,899,624
Booz Allen Hamilton Holding Corp.	38,301	3,006,629
Broadridge Financial Solutions, Inc.	31,387	4,318,851
CACI International, Inc., Class A (A)	8,044	1,677,415
EPAM Systems, Inc. (A)	15,117	4,670,397
Euronet Worldwide, Inc. (A)	16,841	1,496,154
Fastly, Inc., Class A (A)(B)	14,186	900,953
FleetCor Technologies, Inc. (A)	17,125	3,783,084
Gartner, Inc. (A)	21,128	2,537,473
Genpact, Ltd.	64,596	2,220,165
GoDaddy, Inc., Class A (A)	34,566	2,445,199
Jack Henry & Associates, Inc.	18,782	2,784,432
Leidos Holdings, Inc.	37,812	3,138,396
MAXIMUS, Inc.	25,836	1,745,997
MongoDB, Inc. (A)	6,804	1,554,510
Okta, Inc. (A)	11,435	2,399,406
Science Applications International Corp.	20,636	1,575,971
Switch, Inc., Class A	14,881	209,227
The Western Union Company	122,384	2,379,145
VeriSign, Inc. (A)	18,837	3,592,216
WEX, Inc. (A)	14,280	1,807,134
Semiconductors and semiconductor equipment – 4.7%
CMC Materials, Inc.	10,803	1,536,079
Cree, Inc. (A)	38,263	2,433,527
Enphase Energy, Inc. (A)	26,567	2,605,957
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Entegris, Inc.	56,328	$4,211,645
First Solar, Inc. (A)	30,423	2,648,170
Inphi Corp. (A)	9,007	1,258,818
KLA Corp.	26,360	5,197,665
Marvell Technology Group, Ltd.	166,343	6,239,526
Maxim Integrated Products, Inc.	74,189	5,167,264
Microchip Technology, Inc.	46,290	4,864,153
MKS Instruments, Inc.	23,367	2,532,749
Monolithic Power Systems, Inc.	10,921	3,490,352
ON Semiconductor Corp. (A)	200,673	5,034,886
Qorvo, Inc. (A)	42,034	5,353,450
Silicon Laboratories, Inc. (A)	12,223	1,252,369
Skyworks Solutions, Inc.	48,276	6,820,916
SolarEdge Technologies, Inc. (A)	13,926	3,588,591
Teradyne, Inc.	62,259	5,469,453
Universal Display Corp.	13,853	2,747,188
Software – 6.3%
Alteryx, Inc., Class A (A)(B)	11,420	1,431,497
Anaplan, Inc. (A)	19,257	1,065,875
ANSYS, Inc. (A)	22,120	6,732,664
Appfolio, Inc., Class A (A)	3,445	492,187
Appian Corp. (A)(B)	5,280	334,224
Aspen Technology, Inc. (A)	24,187	2,655,974
Avalara, Inc. (A)	10,198	1,520,012
Bill.com Holdings, Inc. (A)	6,973	697,300
Blackline, Inc. (A)	8,731	852,844
Cadence Design Systems, Inc. (A)	69,211	7,569,607
CDK Global, Inc.	41,513	1,789,210
Ceridian HCM Holding, Inc. (A)	21,478	1,851,833
Citrix Systems, Inc.	27,003	3,058,630
Cloudflare, Inc., Class A (A)	12,626	656,173
Coupa Software, Inc. (A)	9,568	2,561,354
Crowdstrike Holdings, Inc., Class A (A)	6,713	831,338
Dropbox, Inc., Class A (A)	80,534	1,470,551
Dynatrace, Inc. (A)	17,326	611,781
Elastic NV (A)	9,918	1,005,784
Envestnet, Inc. (A)	10,350	794,259
Everbridge, Inc. (A)(B)	5,063	530,045
Fair Isaac Corp. (A)	7,974	3,121,422
Five9, Inc. (A)	11,530	1,749,332
Fortinet, Inc. (A)	30,614	3,378,867
Globant SA (A)	4,658	841,281
Guidewire Software, Inc. (A)	26,887	2,584,110
HubSpot, Inc. (A)	7,715	2,237,890
Manhattan Associates, Inc. (A)	18,417	1,574,654
Medallia, Inc. (A)(B)	10,781	306,719
NortonLifeLock, Inc.	122,000	2,509,540
Nuance Communications, Inc. (A)	100,389	3,203,413
Nutanix, Inc., Class A (A)	27,693	674,048
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	65

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Palo Alto Networks, Inc. (A)	11,952	$2,643,663
Paycom Software, Inc. (A)	11,205	4,079,628
Paylocity Holding Corp. (A)	10,881	2,018,643
Pegasystems, Inc.	8,337	966,092
Proofpoint, Inc. (A)	13,176	1,261,470
PTC, Inc. (A)	33,482	2,808,470
Q2 Holdings, Inc. (A)	9,974	910,028
Qualys, Inc. (A)	9,010	791,529
RealPage, Inc. (A)	31,419	1,749,724
RingCentral, Inc., Class A (A)	9,515	2,458,105
Slack Technologies, Inc., Class A (A)(B)	42,117	1,077,353
Smartsheet, Inc., Class A (A)	21,342	1,063,899
SolarWinds Corp. (A)(B)	22,841	466,642
SS&C Technologies Holdings, Inc.	66,048	3,911,363
The Trade Desk, Inc., Class A (A)	6,322	3,581,097
Tyler Technologies, Inc. (A)	10,351	3,978,717
Zendesk, Inc. (A)	18,647	2,068,698
Zscaler, Inc. (A)	9,926	1,347,455
Technology hardware, storage and peripherals – 0.9%
Hewlett Packard Enterprise Company	270,350	2,335,824
NetApp, Inc.	67,724	2,972,406
Pure Storage, Inc., Class A (A)	34,968	562,985
Seagate Technology PLC	78,922	3,774,050
Western Digital Corp.	85,271	3,217,275
Xerox Holdings Corp.	81,785	1,421,423
Materials – 6.4%		100,655,097
Chemicals – 2.5%
Albemarle Corp.	32,347	3,015,064
Ashland Global Holdings, Inc.	23,419	1,633,944
Axalta Coating Systems, Ltd. (A)	79,153	1,987,532
Celanese Corp.	32,235	3,658,995
CF Industries Holdings, Inc.	69,106	1,908,017
Corteva, Inc.	99,360	3,276,893
Eastman Chemical Company	49,934	4,036,665
FMC Corp.	28,474	2,925,419
Huntsman Corp.	87,576	2,127,221
International Flavors & Fragrances, Inc. (B)	18,064	1,854,450
LyondellBasell Industries NV, Class A	46,931	3,212,427
NewMarket Corp.	3,188	1,140,316
RPM International, Inc.	47,108	3,988,634
The Mosaic Company	96,871	1,792,114
The Scotts Miracle-Gro Company	11,635	1,745,832
Westlake Chemical Corp.	12,634	854,311
Construction materials – 0.5%
Martin Marietta Materials, Inc.	14,027	3,736,091
Vulcan Materials Company	29,711	4,303,341
Containers and packaging – 2.5%
Amcor PLC	290,736	3,032,376
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Containers and packaging (continued)
AptarGroup, Inc.	24,713	$2,819,506
Avery Dennison Corp.	26,353	3,646,992
Ball Corp.	71,764	6,386,996
Berry Global Group, Inc. (A)	52,052	2,427,185
Crown Holdings, Inc. (A)	43,530	3,734,874
Graphic Packaging Holding Company	13,547	180,040
International Paper Company	101,896	4,457,950
Packaging Corp. of America	37,667	4,312,495
Sealed Air Corp.	55,922	2,213,952
Silgan Holdings, Inc.	20,264	698,095
Sonoco Products Company	50,894	2,488,208
Westrock Company	93,598	3,514,605
Metals and mining – 0.9%
Freeport-McMoRan, Inc.	126,164	2,187,684
Nucor Corp.	74,925	3,578,418
Reliance Steel & Aluminum Company	28,339	3,088,668
Royal Gold, Inc.	16,370	1,944,920
Steel Dynamics, Inc.	87,194	2,744,867
Real estate – 5.1%		79,345,569
Equity real estate investment trusts – 4.7%
Alexandria Real Estate Equities, Inc.	17,136	2,596,447
American Campus Communities, Inc.	31,728	1,188,531
American Homes 4 Rent, Class A	60,970	1,723,622
Americold Realty Trust	43,865	1,589,229
Apartment Investment & Management Company, Class A	36,425	1,161,958
Boston Properties, Inc.	4,562	330,334
Camden Property Trust	21,506	1,983,713
CoreSite Realty Corp.	9,284	1,108,138
Cousins Properties, Inc.	31,620	805,678
CubeSmart	44,551	1,511,615
CyrusOne, Inc.	26,369	1,873,517
Douglas Emmett, Inc.	38,419	906,688
Duke Realty Corp.	74,258	2,821,061
EastGroup Properties, Inc.	8,233	1,095,648
Equity LifeStyle Properties, Inc.	34,311	2,030,868
Essex Property Trust, Inc.	9,249	1,892,253
Extra Space Storage, Inc.	23,618	2,738,507
Federal Realty Investment Trust	16,877	1,160,800
First Industrial Realty Trust, Inc.	27,049	1,076,821
Gaming and Leisure Properties, Inc.	48,822	1,774,680
Healthcare Realty Trust, Inc.	23,634	657,025
Healthcare Trust of America, Inc., Class A	49,619	1,205,742
Healthpeak Properties, Inc.	72,109	1,944,780
Highwoods Properties, Inc.	23,732	706,502
Host Hotels & Resorts, Inc.	102,844	1,077,805
Invitation Homes, Inc.	73,234	1,996,359
Iron Mountain, Inc.	65,574	1,708,858
Kilroy Realty Corp.	25,571	1,203,883
66	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Kimco Realty Corp.	95,511	$979,943
Lamar Advertising Company, Class A	23,959	1,484,500
Life Storage, Inc.	10,312	1,177,115
Medical Properties Trust, Inc.	111,537	1,987,589
MGM Growth Properties LLC, Class A	28,598	756,417
Mid-America Apartment Communities, Inc.	17,201	2,006,153
National Retail Properties, Inc.	38,542	1,233,729
Omega Healthcare Investors, Inc.	51,459	1,482,534
QTS Realty Trust, Inc., Class A	9,667	594,617
Realty Income Corp.	44,103	2,551,800
Regency Centers Corp.	31,447	1,119,199
Rexford Industrial Realty, Inc.	25,984	1,207,217
STAG Industrial, Inc.	29,403	915,021
STORE Capital Corp.	49,153	1,263,232
Sun Communities, Inc.	16,680	2,295,668
UDR, Inc.	53,844	1,682,087
VEREIT, Inc.	236,000	1,463,200
VICI Properties, Inc.	71,373	1,638,010
Vornado Realty Trust	23,034	707,835
Weyerhaeuser Company	122,846	3,352,467
WP Carey, Inc.	24,005	1,502,953
Real estate management and development – 0.4%
CBRE Group, Inc., Class A (A)	72,958	3,677,083
Jones Lang LaSalle, Inc.	17,305	1,953,042
Redfin Corp. (A)	10,608	443,096
Utilities – 5.3%		83,381,959
Electric utilities – 2.3%
Alliant Energy Corp.	54,540	3,014,971
Avangrid, Inc.	10,521	519,106
Edison International	55,831	3,128,769
Entergy Corp.	47,830	4,841,353
Evergy, Inc.	74,383	4,105,942
Eversource Energy	59,722	5,211,939
FirstEnergy Corp.	119,691	3,557,217
IDACORP, Inc.	13,706	1,202,427
NRG Energy, Inc.	69,540	2,198,855
OGE Energy Corp.	77,404	2,381,721
Pinnacle West Capital Corp.	38,937	3,176,091
PPL Corp.	126,027	3,465,743
Gas utilities – 0.4%
Atmos Energy Corp.	26,934	2,469,040
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Gas utilities (continued)
National Fuel Gas Company	20,412	$815,664
ONE Gas, Inc.	14,417	995,350
UGI Corp.	47,820	1,546,499
Independent power and renewable electricity producers – 0.4%
Brookfield Renewable Corp., Class A	12,103	808,117
Clearway Energy, Inc., Class A	4,930	129,215
Clearway Energy, Inc., Class C	12,615	355,238
The AES Corp.	186,349	3,633,806
Vistra Corp.	98,714	1,714,662
Multi-utilities – 1.7%
Ameren Corp.	62,331	5,056,291
CenterPoint Energy, Inc.	136,709	2,888,661
CMS Energy Corp.	69,658	4,411,441
DTE Energy Company	39,195	4,837,447
MDU Resources Group, Inc.	81,668	1,940,432
NiSource, Inc.	99,009	2,274,237
WEC Energy Group, Inc.	50,675	5,095,371
Water utilities – 0.5%
American Water Works Company, Inc.	37,062	5,578,202
Essential Utilities, Inc.	49,227	2,028,152

SHORT-TERM INVESTMENTS – 1.0%		$15,246,231
(Cost $15,247,051)
Short-term funds – 1.0%		15,246,231
John Hancock Collateral Trust, 0.2508% (C)(D)	1,172,752	11,737,607

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0257% (C)	3,508,624	3,508,624
Total investments (Multifactor Mid Cap ETF) (Cost $1,469,800,856) 100.7%		$1,572,502,897
Other assets and liabilities, net (0.7%)		(11,491,687)
Total net assets 100.0%		$1,561,011,210

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-20.
(C)	The rate shown is the annualized seven-day yield as of 10-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	14	Long	Dec 2020	$2,404,140	$2,285,675	$(118,465)
						$(118,465)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	67

FUTURES (continued)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
MULTIFACTOR SMALL CAP ETF

As of 10-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$478,646,727
(Cost $469,518,448)
Communication services – 1.9%		9,129,507
Diversified telecommunication services – 0.9%
Bandwidth, Inc., Class A (A)	10,626	1,703,932
Cogent Communications Holdings, Inc.	18,479	1,031,128
Iridium Communications, Inc. (A)	51,606	1,362,914
Entertainment – 0.5%
Madison Square Garden Sports Corp. (A)	9,550	1,352,662
World Wrestling Entertainment, Inc., Class A	25,182	915,618
Interactive media and services – 0.2%
TripAdvisor, Inc.	50,505	965,151
Media – 0.3%
Nexstar Media Group, Inc., Class A	19,562	1,611,909
Wireless telecommunication services – 0.0%
United States Cellular Corp. (A)	6,394	186,193
Consumer discretionary – 14.3%		68,276,576
Auto components – 0.4%
Fox Factory Holding Corp. (A)	19,916	1,674,537
Automobiles – 0.8%
Harley-Davidson, Inc.	66,358	2,181,851
Thor Industries, Inc.	21,944	1,856,024
Diversified consumer services – 0.6%
frontdoor, Inc. (A)	37,308	1,478,143
Grand Canyon Education, Inc. (A)	20,579	1,612,776
Hotels, restaurants and leisure – 3.0%
Boyd Gaming Corp.	35,647	1,130,723
Choice Hotels International, Inc.	13,118	1,145,857
Cracker Barrel Old Country Store, Inc.	10,307	1,173,143
Marriott Vacations Worldwide Corp.	15,969	1,542,605
Papa John's International, Inc.	17,280	1,323,648
Planet Fitness, Inc., Class A (A)	730	43,267
Texas Roadhouse, Inc.	28,187	1,973,936
The Wendy's Company	89,781	1,961,715
Wingstop, Inc.	14,807	1,722,498
Wyndham Hotels & Resorts, Inc.	48,124	2,238,247
Household durables – 2.3%
Helen of Troy, Ltd. (A)	10,327	1,957,999
KB Home	39,909	1,287,065
Leggett & Platt, Inc.	57,621	2,404,524
Taylor Morrison Home Corp. (A)	54,659	1,180,634
Tempur Sealy International, Inc. (A)	22,253	1,980,517
Toll Brothers, Inc.	392	16,574
TopBuild Corp. (A)	14,685	2,249,889
Internet and direct marketing retail – 0.8%
Qurate Retail, Inc., Series A	215,416	1,458,366
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value

Internet and direct marketing retail (continued)
Stamps.com, Inc. (A)	9,480	$2,116,315
Leisure products – 1.3%
Brunswick Corp.	35,300	2,248,963
Mattel, Inc. (A)	149,181	2,054,222
YETI Holdings, Inc. (A)	38,066	1,883,506
Specialty retail – 2.3%
Aaron's Holdings Company, Inc.	29,296	1,531,009
AutoNation, Inc. (A)	34,399	1,951,455
Dick's Sporting Goods, Inc.	27,249	1,543,656
Foot Locker, Inc.	51,811	1,910,790
Murphy USA, Inc. (A)	13,544	1,656,296
National Vision Holdings, Inc. (A)	34,174	1,378,237
Penske Automotive Group, Inc.	19,322	988,514
Textiles, apparel and luxury goods – 2.8%
Carter's, Inc.	18,734	1,525,884
Hanesbrands, Inc.	173,995	2,796,100
Levi Strauss & Company, Class A (B)	30,973	488,754
PVH Corp.	33,369	1,945,079
Ralph Lauren Corp.	21,814	1,458,266
Skechers U.S.A., Inc., Class A (A)	62,851	1,993,005
Tapestry, Inc.	144,489	3,211,987
Consumer staples – 3.1%		15,070,175
Beverages – 0.1%
National Beverage Corp. (A)(B)	6,163	482,501
Food and staples retailing – 0.8%
Grocery Outlet Holding Corp. (A)	41,127	1,810,411
Performance Food Group Company (A)	59,533	2,000,904
Food products – 2.0%
Darling Ingredients, Inc. (A)	63,487	2,729,941
Flowers Foods, Inc.	71,019	1,674,628
Freshpet, Inc. (A)	18,938	2,168,401
Lancaster Colony Corp.	9,150	1,520,181
Seaboard Corp.	127	437,515
The Hain Celestial Group, Inc. (A)	36,908	1,134,921
Household products – 0.2%
Energizer Holdings, Inc.	28,228	1,110,772
Energy – 1.7%		7,954,077
Oil, gas and consumable fuels – 1.7%
Antero Midstream Corp.	178,557	1,023,132
EQT Corp.	138,279	2,093,544
Equitrans Midstream Corp.	225,036	1,633,761
New Fortress Energy, Inc. (B)	15,466	558,787
Parsley Energy, Inc., Class A	161,291	1,614,523
WPX Energy, Inc. (A)	223,499	1,030,330

68	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials – 17.0%		$81,369,037
Banks – 5.8%
Bank OZK	52,161	1,292,550
BOK Financial Corp.	14,720	864,653
Community Bank System, Inc.	23,441	1,359,344
Cullen/Frost Bankers, Inc.	29,015	2,038,884
First Citizens BancShares, Inc., Class A	2,147	993,417
First Financial Bankshares, Inc.	60,121	1,792,207
First Horizon National Corp.	225,510	2,347,559
Glacier Bancorp, Inc.	42,199	1,510,724
People's United Financial, Inc.	215,034	2,294,413
Pinnacle Financial Partners, Inc.	32,489	1,487,671
Popular, Inc.	36,855	1,555,281
South State Corp.	32,559	1,999,123
Synovus Financial Corp.	61,047	1,587,222
TCF Financial Corp.	78,239	2,128,883
United Bankshares, Inc.	58,914	1,545,314
Valley National Bancorp	171,515	1,310,375
Western Alliance Bancorp	39,798	1,639,678
Capital markets – 3.9%
Affiliated Managers Group, Inc.	21,182	1,596,487
Artisan Partners Asset Management, Inc., Class A	31,257	1,252,155
Cohen & Steers, Inc.	10,629	598,519
Eaton Vance Corp.	49,005	2,930,009
Hamilton Lane, Inc., Class A	12,844	895,227
Houlihan Lokey, Inc.	23,215	1,455,581
Interactive Brokers Group, Inc., Class A	33,610	1,598,828
Invesco, Ltd.	213,271	2,795,983
Janus Henderson Group PLC	68,790	1,671,597
Lazard, Ltd., Class A	49,473	1,665,756
Stifel Financial Corp.	28,434	1,662,252
Virtu Financial, Inc., Class A	28,500	609,330
Consumer finance – 0.8%
LendingTree, Inc. (A)(B)	3,561	1,152,304
OneMain Holdings, Inc.	32,108	1,120,248
SLM Corp.	171,198	1,573,310
Diversified financial services – 0.7%
Cannae Holdings, Inc. (A)	40,668	1,503,903
Jefferies Financial Group, Inc.	99,746	1,946,044
Insurance – 3.9%
Axis Capital Holdings, Ltd.	34,718	1,482,111
Enstar Group, Ltd. (A)	5,360	921,223
Kemper Corp.	24,522	1,512,027
Kinsale Capital Group, Inc.	9,973	1,869,638
National General Holdings Corp.	34,928	1,186,504
Old Republic International Corp.	150,929	2,457,124
Palomar Holdings, Inc. (A)	11,486	1,024,207
Primerica, Inc.	18,867	2,079,898
RLI Corp.	18,762	1,626,665
Selective Insurance Group, Inc.	25,968	1,351,894
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
The Hanover Insurance Group, Inc.	18,546	$1,774,110
Unum Group	81,937	1,447,007
Mortgage real estate investment trusts – 0.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	39,543	1,654,875
Thrifts and mortgage finance – 1.5%
Essent Group, Ltd.	48,167	1,919,455
MGIC Investment Corp.	146,544	1,474,233
New York Community Bancorp, Inc.	229,151	1,904,245
Radian Group, Inc.	82,522	1,481,270
TFS Financial Corp.	27,226	427,720
Health care – 12.7%		60,634,349
Biotechnology – 7.0%
Allakos, Inc. (A)(B)	14,211	1,351,892
Allogene Therapeutics, Inc. (A)	34,652	1,175,396
Arena Pharmaceuticals, Inc. (A)	31,936	2,737,554
Arrowhead Pharmaceuticals, Inc. (A)	48,937	2,804,090
Biohaven Pharmaceutical Holding Company, Ltd. (A)	28,472	2,205,441
Bluebird Bio, Inc. (A)	34,525	1,785,288
Blueprint Medicines Corp. (A)	29,042	2,970,416
Denali Therapeutics, Inc. (A)	40,935	1,751,199
FibroGen, Inc. (A)	37,444	1,437,101
Global Blood Therapeutics, Inc. (A)	27,588	1,458,853
Halozyme Therapeutics, Inc. (A)	74,858	2,096,024
Invitae Corp. (A)(B)	67,425	2,643,734
Iovance Biotherapeutics, Inc. (A)	64,420	2,298,506
PTC Therapeutics, Inc. (A)	30,106	1,571,232
Ultragenyx Pharmaceutical, Inc. (A)	25,627	2,575,514
United Therapeutics Corp. (A)	20,178	2,708,493
Health care equipment and supplies – 2.8%
Envista Holdings Corp. (A)	69,814	1,844,486
Haemonetics Corp. (A)	26,066	2,635,012
ICU Medical, Inc. (A)	9,369	1,665,715
Integra LifeSciences Holdings Corp. (A)	33,183	1,463,370
Neogen Corp. (A)	24,096	1,680,455
Nevro Corp. (A)	14,685	2,191,149
Wright Medical Group NV (A)(B)	57,963	1,773,088
Health care providers and services – 1.3%
HealthEquity, Inc. (A)	32,336	1,664,981
Premier, Inc., Class A	57,537	1,883,186
Tenet Healthcare Corp. (A)	44,196	1,084,570
The Ensign Group, Inc.	27,248	1,603,272
Health care technology – 0.6%
Change Healthcare, Inc. (A)	119,415	1,689,722
Inovalon Holdings, Inc., Class A (A)	31,181	592,127
Schrodinger, Inc. (A)	8,392	409,362
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	69

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Life sciences tools and services – 0.7%
Medpace Holdings, Inc. (A)	12,737	$1,413,043
NeoGenomics, Inc. (A)	50,643	1,986,725
Pharmaceuticals – 0.3%
Nektar Therapeutics (A)	93,646	1,483,353
Industrials – 17.1%		82,146,100
Aerospace and defense – 1.8%
Aerojet Rocketdyne Holdings, Inc. (A)	32,008	1,037,699
Axon Enterprise, Inc. (A)	23,255	2,299,920
Curtiss-Wright Corp.	22,209	1,873,551
Mercury Systems, Inc. (A)	24,862	1,712,495
Parsons Corp. (A)	9,587	302,182
Virgin Galactic Holdings, Inc. (A)(B)	70,010	1,219,574
Airlines – 0.1%
Alaska Air Group, Inc.	454	17,202
JetBlue Airways Corp. (A)	43,963	526,237
Building products – 1.7%
AAON, Inc.	18,160	1,060,726
Advanced Drainage Systems, Inc.	20,332	1,289,659
Armstrong World Industries, Inc.	21,726	1,301,387
Builders FirstSource, Inc. (A)	52,151	1,580,175
Simpson Manufacturing Company, Inc.	19,625	1,741,130
UFP Industries, Inc.	26,950	1,345,075
Commercial services and supplies – 1.4%
Clean Harbors, Inc. (A)	24,087	1,275,888
MSA Safety, Inc.	16,364	2,158,739
Tetra Tech, Inc.	23,635	2,385,008
UniFirst Corp.	6,585	1,078,689
Construction and engineering – 1.0%
EMCOR Group, Inc.	27,722	1,890,363
MasTec, Inc. (A)	25,703	1,275,897
WillScot Mobile Mini Holdings Corp. (A)	85,901	1,596,041
Electrical equipment – 1.7%
Acuity Brands, Inc.	17,590	1,567,973
EnerSys	19,017	1,361,617
nVent Electric PLC	76,844	1,387,034
Regal Beloit Corp.	18,502	1,825,222
Sunrun, Inc. (A)	17,058	887,357
Vicor Corp. (A)	11,531	899,418
Machinery – 4.7%
AGCO Corp.	23,672	1,823,454
Allison Transmission Holdings, Inc.	55,706	2,013,772
Colfax Corp. (A)	46,085	1,253,051
Crane Company	22,434	1,138,526
Flowserve Corp.	70,063	2,040,235
Gates Industrial Corp. PLC (A)	20,716	229,948
ITT, Inc.	40,914	2,475,706
John Bean Technologies Corp.	13,937	1,170,290
Navistar International Corp. (A)	19,873	856,725
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Oshkosh Corp.	27,489	$1,851,659
Proto Labs, Inc. (A)	12,588	1,486,391
RBC Bearings, Inc. (A)	10,975	1,306,574
Rexnord Corp.	51,266	1,644,613
The Middleby Corp. (A)	2,632	261,989
The Timken Company	29,239	1,745,568
Watts Water Technologies, Inc., Class A	11,960	1,324,809
Professional services – 2.2%
ASGN, Inc. (A)	22,414	1,494,566
CoreLogic, Inc.	35,644	2,742,093
Exponent, Inc.	23,324	1,623,117
FTI Consulting, Inc. (A)	15,833	1,558,917
ManpowerGroup, Inc.	27,984	1,899,274
TriNet Group, Inc. (A)	18,402	1,268,266
Road and rail – 1.3%
Landstar System, Inc.	18,055	2,251,459
Saia, Inc. (A)	13,751	2,030,473
Schneider National, Inc., Class B	26,489	584,347
Werner Enterprises, Inc.	31,464	1,196,261
Trading companies and distributors – 1.2%
Air Lease Corp.	46,779	1,274,260
MSC Industrial Direct Company, Inc., Class A	16,951	1,180,807
SiteOne Landscape Supply, Inc. (A)	18,591	2,221,439
Univar Solutions, Inc. (A)	78,436	1,301,253
Information technology – 14.6%		69,852,327
Communications equipment – 0.4%
EchoStar Corp., Class A (A)	22,049	510,655
Viavi Solutions, Inc. (A)	107,674	1,329,774
Electronic equipment, instruments and components – 2.7%
FLIR Systems, Inc.	69,730	2,418,934
II-VI, Inc. (A)(B)	58,656	2,667,088
Jabil, Inc.	55,843	1,850,637
Littelfuse, Inc.	10,711	2,120,135
National Instruments Corp.	64,522	2,018,248
Novanta, Inc. (A)	15,648	1,701,251
IT services – 2.0%
KBR, Inc.	62,630	1,396,023
LiveRamp Holdings, Inc. (A)	34,552	2,283,542
ManTech International Corp., Class A	11,872	770,255
MAXIMUS, Inc.	28,139	1,901,634
Perspecta, Inc.	61,139	1,096,222
Science Applications International Corp.	25,895	1,977,601
Switch, Inc., Class A	31,688	445,533
Semiconductors and semiconductor equipment – 3.1%
Amkor Technology, Inc. (A)	38,574	457,102
Brooks Automation, Inc.	33,883	1,582,336
Cirrus Logic, Inc. (A)	26,802	1,845,854
CMC Materials, Inc.	12,542	1,783,347
70	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Lattice Semiconductor Corp. (A)	69,956	$2,441,464
Power Integrations, Inc.	26,417	1,590,568
Semtech Corp. (A)	28,886	1,585,553
Silicon Laboratories, Inc. (A)	19,438	1,991,617
Synaptics, Inc. (A)	18,160	1,392,327
Software – 5.7%
2U, Inc. (A)(B)	38,641	1,423,921
ACI Worldwide, Inc. (A)	51,073	1,489,799
Alarm.com Holdings, Inc. (A)	23,208	1,353,723
Altair Engineering, Inc., Class A (A)	18,947	815,289
Appian Corp. (A)(B)	19,886	1,258,784
Blackbaud, Inc.	22,308	1,100,677
Blackline, Inc. (A)	26,378	2,576,603
Cloudera, Inc. (A)(B)	119,548	1,162,007
Envestnet, Inc. (A)	23,615	1,812,215
Everbridge, Inc. (A)(B)	2,138	223,827
FireEye, Inc. (A)	102,216	1,414,669
j2 Global, Inc. (A)	20,517	1,392,694
LivePerson, Inc. (A)	35,864	1,917,289
Mimecast, Ltd. (A)	26,608	1,016,692
Q2 Holdings, Inc. (A)(B)	19,677	1,795,329
Qualys, Inc. (A)	15,382	1,351,309
Sailpoint Technologies Holdings, Inc. (A)	46,749	1,940,551
Varonis Systems, Inc. (A)	16,772	1,938,340
Verint Systems, Inc. (A)	26,671	1,294,077
Technology hardware, storage and peripherals – 0.7%
Pure Storage, Inc., Class A (A)	108,019	1,739,106
Xerox Holdings Corp.	96,532	1,677,726
Materials – 3.9%		18,936,134
Chemicals – 2.4%
Ashland Global Holdings, Inc.	26,627	1,857,766
Balchem Corp.	14,143	1,413,593
Huntsman Corp.	87,419	2,123,408
NewMarket Corp.	3,808	1,362,084
Quaker Chemical Corp. (B)	6,913	1,318,931
The Chemours Company	87,105	1,754,295
Valvoline, Inc.	82,875	1,630,151
Construction materials – 0.3%
Eagle Materials, Inc.	18,022	1,536,376
Containers and packaging – 0.6%
Ardagh Group SA	8,928	147,133
Graphic Packaging Holding Company	120,324	1,599,106
Silgan Holdings, Inc.	36,483	1,256,839
Metals and mining – 0.3%
Hecla Mining Company	285,357	1,306,935
Paper and forest products – 0.3%
Louisiana-Pacific Corp.	57,016	1,629,517
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate – 9.0%		$43,167,199
Equity real estate investment trusts – 8.3%
Agree Realty Corp.	24,202	1,502,218
American Campus Communities, Inc.	68,547	2,567,771
Brixmor Property Group, Inc.	145,353	1,593,069
Cousins Properties, Inc.	69,616	1,773,816
Douglas Emmett, Inc.	87,279	2,059,784
EastGroup Properties, Inc.	13,883	1,847,550
Equity Commonwealth	52,104	1,376,588
First Industrial Realty Trust, Inc.	47,482	1,890,258
Healthcare Realty Trust, Inc.	59,058	1,641,812
Highwoods Properties, Inc.	46,194	1,375,195
Hudson Pacific Properties, Inc.	69,766	1,343,693
JBG SMITH Properties	54,377	1,269,703
Kimco Realty Corp.	19,900	204,174
Lexington Realty Trust	122,996	1,221,350
Life Storage, Inc.	20,267	2,313,478
National Storage Affiliates Trust	24,377	826,137
Physicians Realty Trust	89,690	1,512,173
PotlatchDeltic Corp.	29,577	1,228,924
PS Business Parks, Inc.	8,765	999,473
QTS Realty Trust, Inc., Class A	27,973	1,720,619
Rayonier, Inc.	60,418	1,533,409
Sabra Health Care REIT, Inc.	85,713	1,127,983
SL Green Realty Corp.	37,193	1,592,232
Spirit Realty Capital, Inc.	44,351	1,332,748
STAG Industrial, Inc.	66,243	2,061,482
Terreno Realty Corp.	30,045	1,690,933
Real estate management and development – 0.7%
eXp World Holdings, Inc. (A)	16,279	690,067
Redfin Corp. (A)	46,454	1,940,384
The Howard Hughes Corp. (A)	14,957	930,176
Utilities – 4.6%		22,111,246
Electric utilities – 1.5%
Hawaiian Electric Industries, Inc.	48,480	1,601,779
IDACORP, Inc.	25,934	2,275,190
PNM Resources, Inc.	35,018	1,750,900
Portland General Electric Company	39,180	1,539,774
Gas utilities – 1.5%
National Fuel Gas Company	40,605	1,622,576
New Jersey Resources Corp.	42,418	1,237,757
ONE Gas, Inc.	23,314	1,609,599
Southwest Gas Holdings, Inc.	22,780	1,497,102
Spire, Inc.	22,584	1,265,607
Independent power and renewable electricity producers – 0.8%
Atlantica Sustainable Infrastructure PLC	31,616	932,356
Clearway Energy, Inc., Class A	16,423	430,447
Clearway Energy, Inc., Class C	37,103	1,044,820
Ormat Technologies, Inc. (B)	18,511	1,311,875
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	71

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities – 0.8%
Black Hills Corp.	28,023	$1,587,784
MDU Resources Group, Inc.	101,165	2,403,680

SHORT-TERM INVESTMENTS – 2.5%		$11,698,624
(Cost $11,699,412)
Short-term funds – 2.5%		11,698,624
John Hancock Collateral Trust, 0.2508% (C)(D)	1,132,805	11,337,793

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0257% (C)	360,831	360,831
Total investments (Multifactor Small Cap ETF) (Cost $481,217,860) 102.4%		$490,345,351
Other assets and liabilities, net (2.4%)		(11,367,049)
Total net assets 100.0%		$478,978,302

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-20.
(C)	The rate shown is the annualized seven-day yield as of 10-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR TECHNOLOGY ETF

As of 10-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$41,320,610
(Cost $33,338,265)
Communication services – 0.5%		200,637
Interactive media and services – 0.5%
IAC/InterActiveCorp (A)	1,662	200,637
Industrials – 0.5%		209,000
Electrical equipment – 0.5%
Plug Power, Inc. (A)(B)	4,613	64,582
Sensata Technologies Holding PLC (A)	3,304	144,418
Information technology – 99.0%		40,910,973
Communications equipment – 4.9%
Arista Networks, Inc. (A)	954	199,291
Ciena Corp. (A)	3,046	119,982
Cisco Systems, Inc.	26,768	960,971
F5 Networks, Inc. (A)	1,126	149,690
Juniper Networks, Inc.	6,033	118,971
Lumentum Holdings, Inc. (A)	1,296	107,166
Motorola Solutions, Inc.	2,327	367,806
Ubiquiti, Inc. (B)	139	25,800
Electronic equipment, instruments and components – 8.2%
Amphenol Corp., Class A	3,563	402,049
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Cognex Corp.	2,588	$170,549
Corning, Inc.	13,607	435,016
Dolby Laboratories, Inc., Class A	1,107	83,114
Flex, Ltd. (A)	10,483	148,334
FLIR Systems, Inc.	2,891	100,289
II-VI, Inc. (A)(B)	1,500	68,205
IPG Photonics Corp. (A)	543	100,976
Jabil, Inc.	4,743	157,183
Keysight Technologies, Inc. (A)	3,899	408,888
Littelfuse, Inc.	544	107,679
National Instruments Corp.	2,460	76,949
TE Connectivity, Ltd.	5,864	568,104
Trimble, Inc. (A)	5,045	242,816
Zebra Technologies Corp., Class A (A)	1,074	304,629
IT services – 7.9%
Akamai Technologies, Inc. (A)	3,389	322,362
Amdocs, Ltd.	2,368	133,508
Cognizant Technology Solutions Corp., Class A	5,458	389,810
DXC Technology Company	4,288	78,985
EPAM Systems, Inc. (A)	848	261,990
Fastly, Inc., Class A (A)	946	60,080
GoDaddy, Inc., Class A (A)	2,252	159,306
IBM Corp.	7,671	856,544
MongoDB, Inc. (A)(B)	455	103,954
Okta, Inc. (A)	1,159	243,193
Switch, Inc., Class A	768	10,798
Twilio, Inc., Class A (A)	1,226	342,017
VeriSign, Inc. (A)	1,508	287,576
Semiconductors and semiconductor equipment – 32.7%
Advanced Micro Devices, Inc. (A)	5,090	383,226
Analog Devices, Inc.	3,266	387,119
Applied Materials, Inc.	9,606	568,963
Broadcom, Inc.	2,757	963,930
Cirrus Logic, Inc. (A)	984	67,768
CMC Materials, Inc.	509	72,375
Cree, Inc. (A)	1,991	126,628
Entegris, Inc.	2,681	200,458
First Solar, Inc. (A)	1,334	116,118
Inphi Corp. (A)	599	83,716
Intel Corp.	30,731	1,360,769
KLA Corp.	3,912	771,368
Lam Research Corp.	1,931	660,556
Lattice Semiconductor Corp. (A)	1,788	62,401
Marvell Technology Group, Ltd.	11,782	441,943
Maxim Integrated Products, Inc.	5,823	405,572
Microchip Technology, Inc.	5,070	532,756
Micron Technology, Inc. (A)	10,403	523,687
MKS Instruments, Inc.	966	104,705
72	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Monolithic Power Systems, Inc.	666	$212,854
NVIDIA Corp.	2,744	1,375,732
ON Semiconductor Corp. (A)	8,522	213,817
Qorvo, Inc. (A)	2,177	277,263
QUALCOMM, Inc.	6,695	825,895
Silicon Laboratories, Inc. (A)	745	76,333
Skyworks Solutions, Inc.	3,562	503,275
SolarEdge Technologies, Inc. (A)	755	194,556
Teradyne, Inc.	3,646	320,301
Texas Instruments, Inc.	7,052	1,019,649
Universal Display Corp.	676	134,058
Xilinx, Inc.	4,519	536,360
Software – 36.4%
Adobe, Inc. (A)	2,539	1,135,187
Alteryx, Inc., Class A (A)	664	83,232
Anaplan, Inc. (A)	1,376	76,162
ANSYS, Inc. (A)	1,339	407,551
Appfolio, Inc., Class A (A)	148	21,145
Appian Corp. (A)(B)	494	31,270
Aspen Technology, Inc. (A)	1,424	156,369
Atlassian Corp. PLC, Class A (A)	779	149,272
Autodesk, Inc. (A)	1,080	254,383
Avalara, Inc. (A)	1,039	154,863
Blackline, Inc. (A)	661	64,566
Cadence Design Systems, Inc. (A)	5,197	568,396
CDK Global, Inc.	1,687	72,710
Ceridian HCM Holding, Inc. (A)	1,996	172,095
Citrix Systems, Inc.	1,991	225,521
Cloudera, Inc. (A)(B)	2,992	29,082
Cloudflare, Inc., Class A (A)	1,909	99,211
Coupa Software, Inc. (A)	651	174,273
Crowdstrike Holdings, Inc., Class A (A)	1,339	165,822
Datadog, Inc., Class A (A)	1,543	140,027
DocuSign, Inc. (A)	1,059	214,183
Dropbox, Inc., Class A (A)	4,444	81,147
Elastic NV (A)	692	70,176
Everbridge, Inc. (A)(B)	402	42,085
Fair Isaac Corp. (A)	500	195,725
Five9, Inc. (A)	624	94,673
Fortinet, Inc. (A)	2,100	231,777
Guidewire Software, Inc. (A)	1,457	140,032
HubSpot, Inc. (A)	585	169,691
Intuit, Inc.	1,386	436,146
LivePerson, Inc. (A)	607	32,450
Manhattan Associates, Inc. (A)	1,105	94,478
Medallia, Inc. (A)(B)	1,006	28,621
Microsoft Corp.	11,570	2,342,576
NortonLifeLock, Inc.	9,492	195,250
Nuance Communications, Inc. (A)	5,168	164,911
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Nutanix, Inc., Class A (A)	1,747	$42,522
Oracle Corp.	16,718	938,047
Palo Alto Networks, Inc. (A)	1,093	241,761
Paycom Software, Inc. (A)	807	293,821
Paylocity Holding Corp. (A)	561	104,077
Pegasystems, Inc.	566	65,588
Proofpoint, Inc. (A)	866	82,911
PTC, Inc. (A)	1,641	137,647
Q2 Holdings, Inc. (A)	763	69,616
Qualys, Inc. (A)	536	47,088
RealPage, Inc. (A)	1,545	86,041
RingCentral, Inc., Class A (A)	754	194,788
salesforce.com, Inc. (A)	5,073	1,178,306
ServiceNow, Inc. (A)	719	357,753
Slack Technologies, Inc., Class A (A)(B)	4,843	123,884
Smartsheet, Inc., Class A (A)	1,743	86,889
SolarWinds Corp. (A)(B)	1,026	20,961
Splunk, Inc. (A)	1,287	254,877
SS&C Technologies Holdings, Inc.	4,686	277,505
Synopsys, Inc. (A)	1,389	297,052
The Trade Desk, Inc., Class A (A)	472	267,364
Tyler Technologies, Inc. (A)	623	239,469
Varonis Systems, Inc. (A)	253	29,239
VMware, Inc., Class A (A)	639	82,258
Workday, Inc., Class A (A)	1,148	241,218
Zendesk, Inc. (A)	1,313	145,664
Zoom Video Communications, Inc., Class A (A)	700	322,637
Zscaler, Inc. (A)	684	92,853
Technology hardware, storage and peripherals – 8.9%
Apple, Inc.	20,221	2,201,258
Dell Technologies, Inc., Class C (A)	1,610	97,019
Hewlett Packard Enterprise Company	24,154	208,691
HP, Inc.	18,354	329,638
NetApp, Inc.	4,352	191,009
Pure Storage, Inc., Class A (A)	3,408	54,869
Seagate Technology PLC	6,343	303,322
Western Digital Corp.	5,732	216,268
Xerox Holdings Corp.	4,216	73,274

SHORT-TERM INVESTMENTS – 0.9%		$367,045
(Cost $367,064)
Short-term funds – 0.9%		367,045
John Hancock Collateral Trust, 0.2508% (C)(D)	31,894	319,214

State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0257% (C)	47,831	47,831
Total investments (Multifactor Technology ETF) (Cost $33,705,329) 100.9%		$41,687,655
Other assets and liabilities, net (0.9%)		(358,933)
Total net assets 100.0%		$41,328,722

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	73

MULTIFACTOR TECHNOLOGY ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-20.
(C)	The rate shown is the annualized seven-day yield as of 10-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR UTILITIES ETF

As of 10-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$24,049,348
(Cost $25,731,226)
Utilities – 99.9%		24,049,348
Electric utilities – 55.6%
Alliant Energy Corp.	9,016	498,404
American Electric Power Company, Inc.	9,970	896,602
Avangrid, Inc.	2,308	113,877
Duke Energy Corp.	16,808	1,548,185
Edison International	16,206	908,184
Entergy Corp.	10,402	1,052,890
Evergy, Inc.	10,709	591,137
Eversource Energy	10,389	906,648
Exelon Corp.	25,883	1,032,473
FirstEnergy Corp.	19,068	566,701
Hawaiian Electric Industries, Inc.	5,501	181,753
IDACORP, Inc.	1,510	132,472
NextEra Energy, Inc.	14,048	1,028,454
NRG Energy, Inc.	7,578	239,616
OGE Energy Corp.	6,339	195,051
Pinnacle West Capital Corp.	5,101	416,089
PPL Corp.	40,981	1,126,978
The Southern Company	21,399	1,229,373
Xcel Energy, Inc.	10,212	715,146
Gas utilities – 3.7%
Atmos Energy Corp.	3,752	343,946
National Fuel Gas Company	4,148	165,754
ONE Gas, Inc.	2,111	145,743
UGI Corp.	7,424	240,092
Independent power and renewable electricity producers – 4.5%
Brookfield Renewable Corp., Class A	1,801	120,253
Clearway Energy, Inc., Class A	730	19,133
Clearway Energy, Inc., Class C	1,738	48,942
The AES Corp.	22,629	441,266
Vistra Corp.	25,904	449,952
Multi-utilities – 31.7%
Ameren Corp.	11,116	901,730
CenterPoint Energy, Inc.	28,529	602,818
CMS Energy Corp.	11,117	704,040
Consolidated Edison, Inc.	13,337	1,046,821
Dominion Energy, Inc.	6,337	509,115
MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities (continued)
DTE Energy Company	7,650	$944,163
NiSource, Inc.	12,044	276,651
Public Service Enterprise Group, Inc.	19,525	1,135,379
Sempra Energy	4,355	545,943
WEC Energy Group, Inc.	9,571	962,364
Water utilities – 4.4%
American Water Works Company, Inc.	5,381	809,894
Essential Utilities, Inc.	6,197	255,316

SHORT-TERM INVESTMENTS – 0.1%		$32,517
(Cost $32,517)
Short-term funds – 0.1%		32,517
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0257% (A)	32,517	32,517
Total investments (Multifactor Utilities ETF) (Cost $25,763,743) 100.0%		$24,081,865
Other assets and liabilities, net (0.0%)		(11,770)
Total net assets 100.0%		$24,070,095

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	The rate shown is the annualized seven-day yield as of 10-31-20.
74	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 10-31-20 (unaudited)

	Multifactor Consumer Discretionary ETF	Multifactor Consumer Staples ETF	Multifactor Developed International ETF	Multifactor Emerging Markets ETF
Assets
Unaffiliated investments, at value	$33,283,180	$22,706,802	$421,954,845	$660,028,857
Affiliated investments, at value	343,354	148,738	5,116,137	3,589,826
Total investments, at value	33,626,534	22,855,540	427,070,982	663,618,683
Foreign currency, at value	—	—	696,843	2,163,760
Dividends and interest receivable	8,412	26,706	1,711,979	802,484
Receivable for securities lending income	64	29	2,087	6,253
Receivable from affiliates	—	4,582	—	—
Other assets	4,628	4,301	9,785	11,995
Total assets	33,639,638	22,891,158	429,491,676	666,603,175
Liabilities
Due to custodian	—	—	—	256,066
Foreign capital gains tax payable	—	—	—	601,969
Payable for investments purchased	—	—	13	16
Payable upon return of securities loaned	344,499	148,761	5,108,913	3,590,685
Payable to affiliates
Investment management fees	291	—	115,090	211,608
Accounting and legal services fees	1,991	1,252	20,731	31,936
Trustees' fees	211	193	982	1,251
Other liabilities and accrued expenses	45,583	45,275	99,370	217,138
Total liabilities	392,575	195,481	5,345,099	4,910,669
Net assets	$33,247,063	$22,695,677	$424,146,577	$661,692,506
Net assets consist of
Paid-in capital	$30,954,572	$22,966,745	$435,230,602	$664,010,218
Total distributable earnings (loss)	2,292,491	(271,068)	(11,084,025)	(2,317,712)
Net assets	$33,247,063	$22,695,677	$424,146,577	$661,692,506
Unaffiliated investments, at cost	$29,882,349	$22,430,060	$429,872,170	$654,592,435
Affiliated investments, at cost	$343,360	$148,742	$5,116,380	$3,590,218
Foreign currency, at cost	—	—	$701,846	$2,164,335
Securities loaned, at value	$345,635	$139,519	$7,680,865	$6,382,442
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$33,247,063	$22,695,677	$424,146,577	$661,692,506
Shares outstanding	870,000	760,000	16,200,000	26,700,000
Net asset value per share	$38.22	$29.86	$26.18	$24.78
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	75

STATEMENTS OF ASSETS AND LIABILITIES 10-31-20 (unaudited)

Continued
	Multifactor Energy ETF	Multifactor Financials ETF	Multifactor Healthcare ETF	Multifactor Industrials ETF
Assets
Unaffiliated investments, at value	$9,303,827	$23,641,869	$43,357,425	$35,637,703
Affiliated investments, at value	—	51,207	181,020	43,749
Total investments, at value	9,303,827	23,693,076	43,538,445	35,681,452
Collateral held at broker for futures contracts	7,200	—	9,600	—
Dividends and interest receivable	32,406	38,829	29,593	22,913
Receivable for fund shares sold	—	—	—	765,906
Receivable for investments sold	102,993	1,349,687	—	—
Receivable for securities lending income	9	22	93	47
Receivable from affiliates	11,728	4,011	—	—
Other assets	4,220	4,672	4,794	4,396
Total assets	9,462,383	25,090,297	43,582,525	36,474,714
Liabilities
Payable for futures variation margin	6,373	—	1,888	—
Payable for investments purchased	—	—	—	766,536
Payable for fund shares repurchased	—	1,350,781	—	—
Payable upon return of securities loaned	—	51,366	180,712	43,754
Payable to affiliates
Investment management fees	—	—	1,582	1,128
Accounting and legal services fees	1,230	1,798	2,227	1,467
Trustees' fees	169	218	228	193
Other liabilities and accrued expenses	46,597	47,458	47,401	47,010
Total liabilities	54,369	1,451,621	234,038	860,088
Net assets	$9,408,014	$23,638,676	$43,348,487	$35,614,626
Net assets consist of
Paid-in capital	$26,149,355	$29,174,733	$40,136,361	$35,940,064
Total distributable earnings (loss)	(16,741,341)	(5,536,057)	3,212,126	(325,438)
Net assets	$9,408,014	$23,638,676	$43,348,487	$35,614,626
Unaffiliated investments, at cost	$18,472,058	$27,304,793	$38,542,064	$34,235,061
Affiliated investments, at cost	—	$51,213	$181,026	$43,751
Securities loaned, at value	$31,072	$115,308	$346,385	$42,040
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$9,408,014	$23,638,676	$43,348,487	$35,614,626
Shares outstanding	860,000	700,000	1,110,000	930,000
Net asset value per share	$10.94	$33.77	$39.05	$38.30
76	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 10-31-20 (unaudited)

Continued
	Multifactor Large Cap ETF	Multifactor Materials ETF	Multifactor Media and Communications ETF	Multifactor Mid Cap ETF
Assets
Unaffiliated investments, at value	$894,629,829	$22,222,771	$25,262,807	$1,560,765,290
Affiliated investments, at value	2,037,238	345,867	—	11,737,607
Total investments, at value	896,667,067	22,568,638	25,262,807	1,572,502,897
Collateral held at broker for futures contracts	—	—	—	168,000
Dividends and interest receivable	792,112	13,675	36,703	803,373
Receivable for fund shares sold	—	—	—	3,798,080
Receivable for securities lending income	914	212	4	4,690
Receivable from affiliates	—	4,670	3,023	—
Other assets	17,440	4,314	3,334	24,258
Total assets	897,477,533	22,591,509	25,305,871	1,577,301,298
Liabilities
Payable for futures variation margin	—	—	—	25,898
Payable for investments purchased	—	—	—	3,793,884
Payable upon return of securities loaned	2,040,100	345,870	—	11,740,472
Payable to affiliates
Investment management fees	188,696	—	—	496,783
Accounting and legal services fees	39,638	1,178	1,119	68,111
Trustees' fees	1,691	174	87	2,308
Other liabilities and accrued expenses	118,133	45,417	35,597	162,632
Total liabilities	2,388,258	392,639	36,803	16,290,088
Net assets	$895,089,275	$22,198,870	$25,269,068	$1,561,011,210
Net assets consist of
Paid-in capital	$791,701,558	$22,196,199	$22,601,037	$1,494,123,045
Total distributable earnings (loss)	103,387,717	2,671	2,668,031	66,888,165
Net assets	$895,089,275	$22,198,870	$25,269,068	$1,561,011,210
Unaffiliated investments, at cost	$798,130,056	$20,280,251	$23,487,648	$1,458,062,429
Affiliated investments, at cost	$2,037,364	$345,870	—	$11,738,427
Securities loaned, at value	$2,574,625	$338,162	$167,167	$14,491,691
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$895,089,275	$22,198,870	$25,269,068	$1,561,011,210
Shares outstanding	21,825,000	640,000	860,000	41,100,000
Net asset value per share	$41.01	$34.69	$29.38	$37.98
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	77

STATEMENTS OF ASSETS AND LIABILITIES 10-31-20 (unaudited)

Continued
	Multifactor Small Cap ETF	Multifactor Technology ETF	Multifactor Utilities ETF
Assets
Unaffiliated investments, at value	$479,007,558	$41,368,441	$24,081,865
Affiliated investments, at value	11,337,793	319,214	—
Total investments, at value	490,345,351	41,687,655	24,081,865
Dividends and interest receivable	197,068	7,632	26,025
Receivable for securities lending income	4,881	118	—
Receivable from affiliates	—	—	6,298
Other assets	8,468	4,875	4,313
Total assets	490,555,768	41,700,280	24,118,501
Liabilities
Payable upon return of securities loaned	11,334,784	319,569	—
Payable to affiliates
Investment management fees	150,968	971	—
Accounting and legal services fees	22,164	2,279	1,583
Trustees' fees	894	232	201
Other liabilities and accrued expenses	68,656	48,507	46,622
Total liabilities	11,577,466	371,558	48,406
Net assets	$478,978,302	$41,328,722	$24,070,095
Net assets consist of
Paid-in capital	$522,778,017	$32,853,819	$27,521,353
Total distributable earnings (loss)	(43,799,715)	8,474,903	(3,451,258)
Net assets	$478,978,302	$41,328,722	$24,070,095
Unaffiliated investments, at cost	$469,879,279	$33,386,096	$25,763,743
Affiliated investments, at cost	$11,338,581	$319,233	—
Securities loaned, at value	$13,431,425	$324,903	—
Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value.
Net assets	$478,978,302	$41,328,722	$24,070,095
Shares outstanding	19,175,000	640,000	780,000
Net asset value per share	$24.98	$64.58	$30.86
78	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-20 (unaudited)

	Multifactor Consumer Discretionary ETF	Multifactor Consumer Staples ETF	Multifactor Developed International ETF	Multifactor Emerging Markets ETF
Investment income
Dividends	$151,997	$271,936	$6,736,388	$12,988,765
Securities lending	2,780	80	37,666	35,898
Interest	19	—	337	760
Less foreign taxes withheld	—	—	(454,284)	(1,738,405)
Total investment income	154,796	272,016	6,320,107	11,287,018
Expenses
Investment management fees	70,210	41,398	791,648	1,507,882
Accounting and legal services fees	3,079	1,695	45,158	70,327
Transfer agent fees	4,848	4,848	4,848	5,601
Trustees' fees	502	386	4,869	6,667
Custodian fees	31,549	31,599	74,338	228,560
Printing and postage	10,157	9,822	16,390	17,112
Professional fees	8,992	8,804	20,369	26,124
Stock exchange listing fees	4,921	4,877	4,927	6,478
Other	7,966	7,425	18,238	13,177
Total expenses	142,224	110,854	980,785	1,881,928
Less expense reductions	(68,319)	(67,286)	(97,433)	(202,695)
Net expenses	73,905	43,568	883,352	1,679,233
Net investment income	80,891	228,448	5,436,755	9,607,785
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(937,405)	(146,377)	(9,180,391)	(15,143,257)
Affiliated investments	349	(6)	5,173	3,793
Futures contracts	(1,392)	(465)	134,917	246,252
Redemptions in kind	4,023,232	471,281	16,656,847	12,451,738
	3,084,784	324,433	7,616,546	(2,441,474)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	5,964,179	1,090,165	25,233,743	91,818,127 [1]
Affiliated investments	(183)	(4)	(3,415)	(3,068)
	5,963,996	1,090,161	25,230,328	91,815,059
Net realized and unrealized gain	9,048,780	1,414,594	32,846,874	89,373,585
Increase in net assets from operations	$9,129,671	$1,643,042	$38,283,629	$98,981,370

[1]	Net of $601,969 increase in deferred India withholding taxes.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	79

STATEMENTS OF OPERATIONS For the six months ended 10-31-20 (unaudited)

Continued

	Multifactor Energy ETF	Multifactor Financials ETF	Multifactor Healthcare ETF	Multifactor Industrials ETF
Investment income
Dividends	$375,875	$333,830	$574,344	$227,679
Securities lending	324	197	517	1,018
Interest	9	11	19	11
Less foreign taxes withheld	—	(121)	—	—
Total investment income	376,208	333,917	574,880	228,708
Expenses
Investment management fees	27,931	53,301	86,309	56,984
Accounting and legal services fees	1,324	2,306	4,164	2,105
Transfer agent fees	4,848	4,848	4,848	4,848
Trustees' fees	289	433	570	403
Custodian fees	32,012	31,552	31,595	33,057
Printing and postage	10,148	11,167	11,518	9,781
Professional fees	9,033	8,910	9,191	8,761
Stock exchange listing fees	4,877	4,921	4,921	4,877
Other	6,882	7,089	7,184	7,458
Total expenses	97,344	124,527	160,300	128,274
Less expense reductions	(67,944)	(68,422)	(69,449)	(68,291)
Net expenses	29,400	56,105	90,851	59,983
Net investment income	346,808	277,812	484,029	168,725
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(3,329,063)	(880,818)	(371,839)	(1,098,236)
Affiliated investments	18	5	23	15
Futures contracts	7,455	(1,131)	(264)	(372)
Redemptions in kind	71,631	712,088	1,672,920	1,243,562
	(3,249,959)	(169,856)	1,300,840	144,969
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(86,313)	2,153,415	1,288,132	4,500,501
Affiliated investments	(14)	(14)	(68)	(22)
Futures	822	—	(7,247)	—
	(85,505)	2,153,401	1,280,817	4,500,479
Net realized and unrealized gain (loss)	(3,335,464)	1,983,545	2,581,657	4,645,448
Increase (decrease) in net assets from operations	$(2,988,656)	$2,261,357	$3,065,686	$4,814,173
80	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 10-31-20 (unaudited)

Continued
	Multifactor Large Cap ETF	Multifactor Materials ETF	Multifactor Media and Communications ETF	Multifactor Mid Cap ETF
Investment income
Dividends	$8,544,786	$231,120	$180,486	$11,285,187
Securities lending	16,307	227	5,305	62,905
Interest	249	10	13	441
Less foreign taxes withheld	—	(21)	—	(2,966)
Total investment income	8,561,342	231,336	185,804	11,345,567
Expenses
Investment management fees	1,129,810	38,947	50,099	2,787,683
Accounting and legal services fees	83,598	1,521	2,662	144,434
Transfer agent fees	4,848	4,848	3,976	4,848
Trustees' fees	8,737	330	329	14,620
Custodian fees	76,469	31,789	21,049	123,858
Printing and postage	28,720	9,412	9,156	46,508
Professional fees	26,657	9,049	8,808	39,476
Stock exchange listing fees	4,921	4,877	4,895	6,573
Other	16,860	6,924	5,677	20,776
Total expenses	1,380,620	107,697	106,651	3,188,776
Less expense reductions	(120,448)	(66,700)	(53,916)	(53,026)
Net expenses	1,260,172	40,997	52,735	3,135,750
Net investment income	7,301,170	190,339	133,069	8,209,817
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(14,439,236)	(152,742)	(256,662)	(25,701,685)
Affiliated investments	1,308	(3)	81	4,741
Futures contracts	98,153	(816)	477	299
Redemptions in kind	34,242,817	—	1,986,297	34,222,310
	19,903,042	(153,561)	1,730,193	8,525,665
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	84,215,771	4,193,760	2,492,725	221,705,820
Affiliated investments	(1,100)	(3)	(29)	(4,456)
Futures	(54,691)	—	(400)	(118,465)
	84,159,980	4,193,757	2,492,296	221,582,899
Net realized and unrealized gain	104,063,022	4,040,196	4,222,489	230,108,564
Increase in net assets from operations	$111,364,192	$4,230,535	$4,355,558	$238,318,381
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	81

STATEMENTS OF OPERATIONS For the six months ended 10-31-20 (unaudited)

Continued
	Multifactor Small Cap ETF	Multifactor Technology ETF	Multifactor Utilities ETF
Investment income
Dividends	$4,077,251	$253,139	$436,434
Securities lending	31,442	479	—
Interest	176	19	11
Less foreign taxes withheld	(3,511)	—	—
Total investment income	4,105,358	253,637	436,445
Expenses
Investment management fees	944,112	78,794	45,963
Accounting and legal services fees	48,348	3,534	2,068
Transfer agent fees	4,874	4,848	4,848
Trustees' fees	5,020	534	441
Custodian fees	46,696	32,082	31,954
Printing and postage	15,557	11,666	10,428
Professional fees	18,507	9,053	8,888
Stock exchange listing fees	4,507	4,921	4,877
Other	11,207	7,193	7,476
Total expenses	1,098,828	152,625	116,943
Less expense reductions	(82,092)	(69,685)	(68,561)
Net expenses	1,016,736	82,940	48,382
Net investment income	3,088,622	170,697	388,063
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(16,736,717)	(127,972)	(590,917)
Affiliated investments	6,387	47	—
Futures contracts	18,669	(453)	6,645
Redemptions in kind	19,548,703	2,902,885	(163,330)
	2,837,042	2,774,507	(747,602)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	62,879,237	4,973,581	2,039,008
Affiliated investments	(6,275)	(61)	—
	62,872,962	4,973,520	2,039,008
Net realized and unrealized gain	65,710,004	7,748,027	1,291,406
Increase in net assets from operations	$68,798,626	$7,918,724	$1,679,469
82	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multifactor Consumer Discretionary ETF		Multifactor Consumer Staples ETF		Multifactor Developed International ETF
	Six months ended 10-31-20 (unaudited)	Year ended 4-30-20	Six months ended 10-31-20 (unaudited)	Year ended 4-30-20	Six months ended 10-31-20 (unaudited)	Year ended 4-30-20
Increase (decrease) in net assets
From operations
Net investment income	$80,891	$477,791	$228,448	$654,031	$5,436,755	$12,787,165
Net realized gain (loss)	3,084,784	1,125,142	324,433	1,756,687	7,616,546	(2,807,462)
Change in net unrealized appreciation (depreciation)	5,963,996	(6,052,769)	1,090,161	(1,987,459)	25,230,328	(66,311,456)
Increase (decrease) in net assets resulting from operations	9,129,671	(4,449,836)	1,643,042	423,259	38,283,629	(56,331,753)
Distributions to shareholders
From earnings	(156,745)	(485,939)	(264,202)	(655,650)	(4,013,184)	(16,526,310)
From fund share transactions
Shares issued	5,814,834	11,360,925	4,199,338	10,343,541	25,229,226	81,190,244
Shares repurchased	(12,712,013)	(17,415,480)	(2,093,685)	(19,762,263)	(68,390,388)	(87,062,063)
Total from fund share transactions	(6,897,179)	(6,054,555)	2,105,653	(9,418,722)	(43,161,162)	(5,871,819)
Total increase (decrease)	2,075,747	(10,990,330)	3,484,493	(9,651,113)	(8,890,717)	(78,729,882)
Net assets
Beginning of period	31,171,316	42,161,646	19,211,184	28,862,297	433,037,294	511,767,176
End of period	$33,247,063	$31,171,316	$22,695,677	$19,211,184	$424,146,577	$433,037,294
Share activity
Shares outstanding
Beginning of period	1,040,000	1,250,000	690,000	1,030,000	17,800,000	17,800,000
Shares issued	160,000	360,000	140,000	360,000	900,000	3,200,000
Shares repurchased	(330,000)	(570,000)	(70,000)	(700,000)	(2,500,000)	(3,200,000)
End of period	870,000	1,040,000	760,000	690,000	16,200,000	17,800,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	83

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Emerging Markets ETF		Multifactor Energy ETF		Multifactor Financials ETF
	Six months ended 10-31-20 (unaudited)	Year ended 4-30-20	Six months ended 10-31-20 (unaudited)	Year ended 4-30-20	Six months ended 10-31-20 (unaudited)	Year ended 4-30-20
Increase (decrease) in net assets
From operations
Net investment income	$9,607,785	$20,819,965	$346,808	$1,224,730	$277,812	$769,139
Net realized gain (loss)	(2,441,474)	(1,990,914)	(3,249,959)	(4,706,274)	(169,856)	2,265,250
Change in net unrealized appreciation (depreciation)	91,815,059	(128,329,801)	(85,505)	(6,660,723)	2,153,401	(8,624,156)
Increase (decrease) in net assets resulting from operations	98,981,370	(109,500,750)	(2,988,656)	(10,142,267)	2,261,357	(5,589,767)
Distributions to shareholders
From earnings	(5,233,566)	(19,729,767)	(238,612)	(1,221,422)	(289,637)	(867,642)
From fund share transactions
Shares issued	20,179,109	72,646,860	1,718,099	6,544,437	1,713,239	29,464,818
Shares repurchased	(137,347,337)	(75,885,634)	(4,099,069)	(6,406,805)	(10,404,179)	(40,276,738)
Total from fund share transactions	(117,168,228)	(3,238,774)	(2,380,970)	137,632	(8,690,940)	(10,811,920)
Total decrease	(23,420,424)	(132,469,291)	(5,608,238)	(11,226,057)	(6,719,220)	(17,269,329)
Net assets
Beginning of period	685,112,930	817,582,221	15,016,252	26,242,309	30,357,896	47,627,225
End of period	$661,692,506	$685,112,930	$9,408,014	$15,016,252	$23,638,676	$30,357,896
Share activity
Shares outstanding
Beginning of period	31,700,000	31,600,000	1,080,000	980,000	970,000	1,250,000
Shares issued	800,000	3,100,000	120,000	420,000	50,000	810,000
Shares repurchased	(5,800,000)	(3,000,000)	(340,000)	(320,000)	(320,000)	(1,090,000)
End of period	26,700,000	31,700,000	860,000	1,080,000	700,000	970,000
84	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Healthcare ETF		Multifactor Industrials ETF		Multifactor Large Cap ETF
	Six months ended 10-31-20 (unaudited)	Year ended 4-30-20	Six months ended 10-31-20 (unaudited)	Year ended 4-30-20	Six months ended 10-31-20 (unaudited)	Year ended 4-30-20
Increase (decrease) in net assets
From operations
Net investment income	$484,029	$816,144	$168,725	$381,738	$7,301,170	$17,091,642
Net realized gain	1,300,840	2,667,740	144,969	1,373,350	19,903,042	51,821,676
Change in net unrealized appreciation (depreciation)	1,280,817	2,858,891	4,500,479	(5,760,064)	84,159,980	(93,070,290)
Increase (decrease) in net assets resulting from operations	3,065,686	6,342,775	4,814,173	(4,004,976)	111,364,192	(24,156,972)
Distributions to shareholders
From earnings	(517,305)	(1,306,455)	(148,594)	(372,367)	(7,815,001)	(16,652,227)
From fund share transactions
Shares issued	3,070,455	10,898,269	13,802,954	10,999,231	119,222,424	131,654,328
Shares repurchased	(5,477,265)	(26,389,183)	(5,101,747)	(16,550,559)	(116,896,462)	(223,416,055)
Total from fund share transactions	(2,406,810)	(15,490,914)	8,701,207	(5,551,328)	2,325,962	(91,761,727)
Total increase (decrease)	141,571	(10,454,594)	13,366,786	(9,928,671)	105,875,153	(132,570,926)
Net assets
Beginning of period	43,206,916	53,661,510	22,247,840	32,176,511	789,214,122	921,785,048
End of period	$43,348,487	$43,206,916	$35,614,626	$22,247,840	$895,089,275	$789,214,122
Share activity
Shares outstanding
Beginning of period	1,170,000	1,610,000	700,000	860,000	21,825,000	24,275,000
Shares issued	80,000	310,000	360,000	310,000	2,875,000	3,675,000
Shares repurchased	(140,000)	(750,000)	(130,000)	(470,000)	(2,875,000)	(6,125,000)
End of period	1,110,000	1,170,000	930,000	700,000	21,825,000	21,825,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	85

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Materials ETF		Multifactor Media and Communications ETF		Multifactor Mid Cap ETF
	Six months ended 10-31-20 (unaudited)	Year ended 4-30-20	Six months ended 10-31-20 (unaudited)	Year ended 4-30-20	Six months ended 10-31-20 (unaudited)	Year ended 4-30-20
Increase (decrease) in net assets
From operations
Net investment income	$190,339	$366,907	$133,069	$231,920	$8,209,817	$17,645,935
Net realized gain (loss)	(153,561)	(29,725)	1,730,193	(473,910)	8,525,665	10,965,560
Change in net unrealized appreciation (depreciation)	4,193,757	(2,701,140)	2,492,296	(773,021)	221,582,899	(203,734,025)
Increase (decrease) in net assets resulting from operations	4,230,535	(2,363,958)	4,355,558	(1,015,011)	238,318,381	(175,122,530)
Distributions to shareholders
From earnings	(163,919)	(400,889)	(112,894)	(159,184)	(9,050,254)	(14,393,874)
From fund share transactions
Shares issued	966,816	7,172,493	5,515,981	6,196,500	108,829,862	719,955,147
Shares repurchased	—	(9,996,413)	(6,842,080)	(6,266,422)	(108,296,178)	(229,422,956)
Total from fund share transactions	966,816	(2,823,920)	(1,326,099)	(69,922)	533,684	490,532,191
Total increase (decrease)	5,033,432	(5,588,767)	2,916,565	(1,244,117)	229,801,811	301,015,787
Net assets
Beginning of period	17,165,438	22,754,205	22,352,503	23,596,620	1,331,209,399	1,030,193,612
End of period	$22,198,870	$17,165,438	$25,269,068	$22,352,503	$1,561,011,210	$1,331,209,399
Share activity
Shares outstanding
Beginning of period	610,000	700,000	890,000	890,000	41,100,000	28,150,000
Shares issued	30,000	220,000	200,000	250,000	3,000,000	19,975,000
Shares repurchased	—	(310,000)	(230,000)	(250,000)	(3,000,000)	(7,025,000)
End of period	640,000	610,000	860,000	890,000	41,100,000	41,100,000
86	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multifactor Small Cap ETF		Multifactor Technology ETF		Multifactor Utilities ETF
	Six months ended 10-31-20 (unaudited)	Year ended 4-30-20	Six months ended 10-31-20 (unaudited)	Year ended 4-30-20	Six months ended 10-31-20 (unaudited)	Year ended 4-30-20
Increase (decrease) in net assets
From operations
Net investment income	$3,088,622	$6,131,096	$170,697	$692,391	$388,063	$917,477
Net realized gain (loss)	2,837,042	(23,933,938)	2,774,507	6,359,690	(747,602)	3,406,928
Change in net unrealized appreciation (depreciation)	62,872,962	(66,707,207)	4,973,520	(4,028,292)	2,039,008	(5,737,233)
Increase (decrease) in net assets resulting from operations	68,798,626	(84,510,049)	7,918,724	3,023,789	1,679,469	(1,412,828)
Distributions to shareholders
From earnings	(2,503,841)	(5,745,267)	(306,190)	(628,863)	(378,405)	(922,136)
From fund share transactions
Shares issued	36,274,592	237,133,023	4,421,213	13,101,142	—	34,715,208
Shares repurchased	(86,836,853)	(122,564,999)	(6,971,712)	(41,017,240)	(2,684,669)	(36,393,455)
Total from fund share transactions	(50,562,261)	114,568,024	(2,550,499)	(27,916,098)	(2,684,669)	(1,678,247)
Total increase (decrease)	15,732,524	24,312,708	5,062,035	(25,521,172)	(1,383,605)	(4,013,211)
Net assets
Beginning of period	463,245,778	438,933,070	36,266,687	61,787,859	25,453,700	29,466,911
End of period	$478,978,302	$463,245,778	$41,328,722	$36,266,687	$24,070,095	$25,453,700
Share activity
Shares outstanding
Beginning of period	21,275,000	16,325,000	680,000	1,220,000	870,000	930,000
Shares issued	1,500,000	9,875,000	70,000	260,000	—	1,060,000
Shares repurchased	(3,600,000)	(4,925,000)	(110,000)	(800,000)	(90,000)	(1,120,000)
End of period	19,175,000	21,275,000	640,000	680,000	780,000	870,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	87

Financial Highlights
MULTIFACTOR CONSUMER DISCRETIONARY ETF

Period ended	10-31-20 [1]	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$29.97	$33.73	$30.65	$28.04	$25.56	$24.21
Net investment income[3]	0.08	0.41	0.37	0.32	0.51	0.18
Net realized and unrealized gain (loss) on investments	8.32	(3.76)	3.11	2.58	2.45	1.24
Total from investment operations	8.40	(3.35)	3.48	2.90	2.96	1.42
Less distributions
From net investment income	(0.15)	(0.41)	(0.40)	(0.29)	(0.48)	(0.07)
Net asset value, end of period	$38.22	$29.97	$33.73	$30.65	$28.04	$25.56
Total return (%)[4]	28.09 [5]	(10.08)	11.57	10.37	11.78	5.87 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$31	$42	$47	$31	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77 [6]	0.73	0.73	0.85	1.07	1.27 [6]
Expenses including reductions	0.40 [6]	0.40	0.47	0.50	0.50	0.50 [6]
Net investment income	0.44 [6]	1.23	1.17	1.08	1.93	1.22 [6]
Portfolio turnover (%)[7]	10	20	42	9	16	5

[1]	Six months ended 10-31-20. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR CONSUMER STAPLES ETF

Period ended	10-31-20 [1]	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$27.84	$28.02	$25.35	$26.48	$25.14	$25.12
Net investment income[3]	0.31	0.65	0.75	0.55	0.48	0.03
Net realized and unrealized gain (loss) on investments	2.07	(0.17)	2.66	(1.24)	1.21	(0.01)
Total from investment operations	2.38	0.48	3.41	(0.69)	1.69	0.02
Less distributions
From net investment income	(0.36)	(0.66)	(0.74)	(0.44)	(0.35)	—
Net asset value, end of period	$29.86	$27.84	$28.02	$25.35	$26.48	$25.14
Total return (%)[4]	8.64 [5]	1.62	13.89	(2.67)	6.75	0.08 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$23	$19	$29	$22	$17	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02 [6]	0.83	0.91	1.07	1.18	5.96 [6]
Expenses including reductions	0.40 [6]	0.40	0.47	0.50	0.50	0.50 [6]
Net investment income	2.10 [6]	2.27	2.87	2.05	1.86	1.49 [6]
Portfolio turnover (%)[7]	5	12	14	14	11	0

[1]	Six months ended 10-31-20. Unaudited.
[2]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
88	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF

Period ended	10-31-20 [1]	4-30-20	4-30-19	4-30-18	4-30-17 [2]
Per share operating performance
Net asset value, beginning of period	$24.33	$28.75	$30.68	$27.17	$24.54
Net investment income[3]	0.32	0.73	0.91	0.77	0.31
Net realized and unrealized gain (loss) on investments	1.77	(4.21)	(2.31)	3.43	2.32
Total from investment operations	2.09	(3.48)	(1.40)	4.20	2.63
Less distributions
From net investment income	(0.24)	(0.94)	(0.53)	(0.69)	—
Net asset value, end of period	$26.18	$24.33	$28.75	$30.68	$27.17
Total return (%)[4]	8.60 [5]	(12.57)	(4.54)	15.64	10.73 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$424	$433	$512	$68	$33
Ratios (as a percentage of average net assets):
Expenses before reductions	0.43 [6]	0.52	0.55	0.80	0.99 [6]
Expenses including reductions	0.39 [6]	0.45	0.45	0.45	0.45 [6]
Net investment income	2.40 [6]	2.46	3.28	2.60	3.02 [6]
Portfolio turnover (%)[7]	4	10	17	15	8

[1]	Six months ended 10-31-20. Unaudited.
[2]	Period from 12-15-16 (commencement of operations) to 4-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR EMERGING MARKETS ETF

Period ended	10-31-20 [1]	4-30-20	4-30-19 [2]
Per share operating performance
Net asset value, beginning of period	$21.61	$25.87	$25.00
Net investment income[3]	0.34	0.66	0.14
Net realized and unrealized gain (loss) on investments	3.01	(4.29)	0.78
Total from investment operations	3.35	(3.63)	0.92
Less distributions
From net investment income	(0.18)	(0.63)	(0.05)
Net asset value, end of period	$24.78	$21.61	$25.87
Total return (%)[4]	15.56 [5]	(14.44)	3.71 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$662	$685	$818
Ratios (as a percentage of average net assets):
Expenses before reductions	0.55 [6]	0.67	0.71 [6]
Expenses including reductions	0.49 [6]	0.55	0.55 [6]
Net investment income	2.81 [6]	2.69	0.97 [6]
Portfolio turnover (%)[7]	12	22	3

[1]	Six months ended 10-31-20. Unaudited.
[2]	Period from 9-27-18 (commencement of operations) to 4-30-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	89

MULTIFACTOR ENERGY ETF

Period ended	10-31-20 [1]	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$13.90	$26.78	$31.39	$27.42	$27.23	$24.84
Net investment income[3]	0.32 [4]	1.35 [5]	0.51	0.66 [6]	0.42	— [7]
Net realized and unrealized gain (loss) on investments	(3.07)	(12.80)	(4.59)	3.85	0.06	2.39
Total from investment operations	(2.75)	(11.45)	(4.08)	4.51	0.48	2.39
Less distributions
From net investment income	(0.21)	(1.43)	(0.53)	(0.54)	(0.29)	—
Net asset value, end of period	$10.94	$13.90	$26.78	$31.39	$27.42	$27.23
Total return (%)[8]	(20.16) [9]	(44.93)	(12.84)	16.69	1.73	9.63 [9]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$15	$26	$37	$16	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.32 [10]	1.05	0.86	1.07	1.15	5.86 [10]
Expenses including reductions	0.40 [10]	0.40	0.48	0.50	0.50	0.50 [10]
Net investment income	4.72 [4,10]	6.38 [5]	1.72	2.35 [6]	1.46	0.20 [10]
Portfolio turnover (%)[11]	18	22	25	16	30	2

[1]	Six months ended 10-31-20. Unaudited.
[2]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.82 and 3.84%, respectively.
[6]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund, which amounted to $0.16 and 0.58%, respectively.
[7]	Less than $0.005 per share.
[8]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[9]	Not annualized.
[10]	Annualized.
[11]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR FINANCIALS ETF

Period ended	10-31-20 [1]	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$31.30	$38.10	$36.86	$31.48	$25.35	$24.37
Net investment income[3]	0.34	0.70	0.57	0.45	0.38	0.21
Net realized and unrealized gain (loss) on investments	2.48	(6.64)	1.21	5.30	6.10	0.85
Total from investment operations	2.82	(5.94)	1.78	5.75	6.48	1.06
Less distributions
From net investment income	(0.35)	(0.86)	(0.54)	(0.37)	(0.35)	(0.08)
Net asset value, end of period	$33.77	$31.30	$38.10	$36.86	$31.48	$25.35
Total return (%)[4]	9.03 [5]	(16.06)	5.15	18.33	25.78	4.33 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$30	$48	$69	$43	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89 [6]	0.72	0.66	0.75	0.99	1.19 [6]
Expenses including reductions	0.40 [6]	0.40	0.47	0.50	0.50	0.50 [6]
Net investment income	1.98 [6]	1.86	1.57	1.26	1.32	1.41 [6]
Portfolio turnover (%)[7]	6	10	9	8	7	11

[1]	Six months ended 10-31-20. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
90	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR HEALTHCARE ETF

Period ended	10-31-20 [1]	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$36.93	$33.33	$31.14	$28.59	$25.77	$23.93
Net investment income[3]	0.42	0.60	0.73	0.24	0.30	0.11
Net realized and unrealized gain (loss) on investments	2.15	3.91	1.71	2.62	2.72	1.78
Total from investment operations	2.57	4.51	2.44	2.86	3.02	1.89
Less distributions
From net investment income	(0.45)	(0.91)	(0.25)	(0.31)	(0.20)	(0.05)
Net asset value, end of period	$39.05	$36.93	$33.33	$31.14	$28.59	$25.77
Total return (%)[4]	7.03 [5]	13.70	7.89	10.04	11.78	7.89 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$43	$43	$54	$41	$33	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71 [6]	0.68	0.66	0.86	1.06	1.23 [6]
Expenses including reductions	0.40 [6]	0.40	0.46	0.50	0.50	0.50 [6]
Net investment income	2.13 [6]	1.72	2.18	0.79	1.12	0.74 [6]
Portfolio turnover (%)[7]	4	10	21	11	14	6

[1]	Six months ended 10-31-20. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR INDUSTRIALS ETF

Period ended	10-31-20 [1]	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$31.78	$37.41	$33.75	$30.40	$25.37	$25.01
Net investment income[3]	0.21	0.52	0.59	0.33	0.35	0.01
Net realized and unrealized gain (loss) on investments	6.52	(5.64)	3.69	3.33	4.94	0.35
Total from investment operations	6.73	(5.12)	4.28	3.66	5.29	0.36
Less distributions
From net investment income	(0.21)	(0.51)	(0.62)	(0.31)	(0.26)	—
Net asset value, end of period	$38.30	$31.78	$37.41	$33.75	$30.40	$25.37
Total return (%)[4]	21.23 [5]	(13.92)	13.16	12.04	20.95	1.45 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$36	$22	$32	$32	$21	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86 [6]	0.86	0.90	0.98	1.12	5.95 [6]
Expenses including reductions	0.40 [6]	0.40	0.47	0.50	0.50	0.50 [6]
Net investment income	1.13 [6]	1.42	1.70	0.98	1.24	0.50 [6]
Portfolio turnover (%)[7]	9	21	49	3	8	0 [8]

[1]	Six months ended 10-31-20. Unaudited.
[2]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
[8]	Less than 1%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	91

MULTIFACTOR LARGE CAP ETF

Period ended	10-31-20 [1]	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$36.16	$37.97	$34.52	$31.09	$26.69	$24.35
Net investment income[3]	0.34	0.73	0.70	0.51	0.49	0.27
Net realized and unrealized gain (loss) on investments	4.87	(1.83)	3.25	3.42	4.31	2.17
Total from investment operations	5.21	(1.10)	3.95	3.93	4.80	2.44
Less distributions
From net investment income	(0.36)	(0.71)	(0.50)	(0.50)	(0.40)	(0.10)
Net asset value, end of period	$41.01	$36.16	$37.97	$34.52	$31.09	$26.69
Total return (%)[4]	14.49 [5]	(3.04)	11.74	12.69	18.13	10.01 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$895	$789	$922	$401	$342	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	0.32 [6]	0.34	0.35	0.40	0.45	0.93 [6]
Expenses including reductions	0.29 [6]	0.33	0.34	0.35	0.35	0.35 [6]
Net investment income	1.68 [6]	1.92	1.96	1.53	1.67	1.80 [6]
Portfolio turnover (%)[7]	4	6	6	5	12	6

[1]	Six months ended 10-31-20. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR MATERIALS ETF

Period ended	10-31-20 [1]	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$28.14	$32.51	$34.00	$30.85	$26.76	$25.10
Net investment income[3]	0.30	0.58	0.55	0.44	0.44	0.04
Net realized and unrealized gain (loss) on investments	6.52	(4.31)	(1.54)	3.13	3.97	1.62
Total from investment operations	6.82	(3.73)	(0.99)	3.57	4.41	1.66
Less distributions
From net investment income	(0.27)	(0.64)	(0.50)	(0.42)	(0.32)	—
Net asset value, end of period	$34.69	$28.14	$32.51	$34.00	$30.85	$26.76
Total return (%)[4]	24.38 [5]	(11.77)	(2.76)	11.62	16.58	6.63 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$17	$23	$23	$20	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05 [6]	1.01	1.01	1.05	1.15	5.85 [6]
Expenses including reductions	0.40 [6]	0.40	0.47	0.50	0.50	0.50 [6]
Net investment income	1.86 [6]	1.82	1.68	1.32	1.51	1.57 [6]
Portfolio turnover (%)[7]	8	20	46	10	17	0

[1]	Six months ended 10-31-20. Unaudited.
[2]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
92	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF

Period ended	10-31-20 [1]	4-30-20	4-30-19 [2]
Per share operating performance
Net asset value, beginning of period	$25.12	$26.51	$25.00
Net investment income[3]	0.15	0.29	0.04
Net realized and unrealized gain (loss) on investments	4.23	(1.48)	1.47
Total from investment operations	4.38	(1.19)	1.51
Less distributions
From net investment income	(0.12)	(0.20)	—
Net asset value, end of period	$29.38	$25.12	$26.51
Total return (%)[4]	17.51 [5]	(4.60)	6.05 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$22	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81 [6]	1.02	2.98 [6]
Expenses including reductions	0.40 [6]	0.40	0.40 [6]
Net investment income	1.01 [6]	1.07	1.29 [6]
Portfolio turnover (%)[7]	7	19	0

[1]	Six months ended 10-31-20. Unaudited.
[2]	Period from 3-12-19 (commencement of operations) to 4-30-19.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR MID CAP ETF

Period ended	10-31-20 [1]	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$32.39	$36.60	$34.04	$30.65	$26.07	$24.29
Net investment income[3]	0.20	0.48	0.53	0.34	0.33	0.21
Net realized and unrealized gain (loss) on investments	5.61	(4.29)	2.44	3.36	4.58	1.65
Total from investment operations	5.81	(3.81)	2.97	3.70	4.91	1.86
Less distributions
From net investment income	(0.22)	(0.40)	(0.41)	(0.31)	(0.33)	(0.08)
Net asset value, end of period	$37.98	$32.39	$36.60	$34.04	$30.65	$26.07
Total return (%)[4]	18.02 [5]	(10.56)	8.98	12.11	18.96	7.70 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,561	$1,331	$1,030	$332	$170	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.42 [6]	0.43	0.45	0.52	0.61	1.11 [6]
Expenses including reductions	0.42 [6]	0.42	0.44	0.45	0.45	0.45 [6]
Net investment income	1.09 [6]	1.33	1.53	1.03	1.16	1.44 [6]
Portfolio turnover (%)[7]	10	11	13	11	14	12

[1]	Six months ended 10-31-20. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	93

MULTIFACTOR SMALL CAP ETF

Period ended	10-31-20 [1]	4-30-20	4-30-19	4-30-18 [2]
Per share operating performance
Net asset value, beginning of period	$21.77	$26.89	$25.69	$25.00
Net investment income[3]	0.16	0.33	0.29	0.13
Net realized and unrealized gain (loss) on investments	3.18	(5.13)	1.16	0.56
Total from investment operations	3.34	(4.80)	1.45	0.69
Less distributions
From net investment income	(0.13)	(0.32)	(0.25)	—
Net asset value, end of period	$24.98	$21.77	$26.89	$25.69
Total return (%)[4]	15.35 [5]	(18.07)	5.71	2.77 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$479	$463	$439	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46 [6]	0.55	0.60	0.90 [6,7]
Expenses including reductions	0.42 [6]	0.49	0.50	0.51 [6,7]
Net investment income	1.28 [6]	1.30	1.13	1.05 [6]
Portfolio turnover (%)[8]	36	36	33	17

[1]	Six months ended 10-31-20. Unaudited.
[2]	Period from 11-8-17 (commencement of operations) to 4-30-18.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Certain expenses are presented unannualized due to the short reporting period.
[8]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
MULTIFACTOR TECHNOLOGY ETF

Period ended	10-31-20 [1]	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$53.33	$50.65	$42.87	$35.10	$25.86	$24.42
Net investment income[3]	0.26	0.69	0.43	0.28	0.34	0.27
Net realized and unrealized gain (loss) on investments	11.45	2.66	7.72	7.77	9.30	1.26
Total from investment operations	11.71	3.35	8.15	8.05	9.64	1.53
Less distributions
From net investment income	(0.46)	(0.67)	(0.37)	(0.28)	(0.40)	(0.09)
Net asset value, end of period	$64.58	$53.33	$50.65	$42.87	$35.10	$25.86
Total return (%)[4]	22.01 [5]	6.65	19.25	23.02	37.66	6.26 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$41	$36	$62	$63	$42	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74 [6]	0.66	0.64	0.74	1.00	1.18 [6]
Expenses including reductions	0.40 [6]	0.40	0.47	0.50	0.50	0.50 [6]
Net investment income	0.82 [6]	1.35	0.96	0.70	1.11	1.75 [6]
Portfolio turnover (%)[7]	6	21	27	7	18	11

[1]	Six months ended 10-31-20. Unaudited.
[2]	Period from 9-28-15 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
94	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL	SEE NOTES TO FINANCIAL STATEMENTS

MULTIFACTOR UTILITIES ETF

Period ended	10-31-20 [1]	4-30-20	4-30-19	4-30-18	4-30-17	4-30-16 [2]
Per share operating performance
Net asset value, beginning of period	$29.26	$31.68	$27.45	$27.02	$24.86	$24.92
Net investment income[3]	0.48	0.87	0.84	0.77	0.71	0.02
Net realized and unrealized gain (loss) on investments	1.58	(2.40)	4.05	0.34	1.94	(0.08)
Total from investment operations	2.06	(1.53)	4.89	1.11	2.65	(0.06)
Less distributions
From net investment income	(0.46)	(0.89)	(0.66)	(0.68)	(0.49)	—
Net asset value, end of period	$30.86	$29.26	$31.68	$27.45	$27.02	$24.86
Total return (%)[4]	7.21 [5]	(5.16)	18.21	4.14	10.79	(0.27) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$25	$29	$18	$18	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97 [6]	0.77	0.87	1.16	1.18	6.05 [6]
Expenses including reductions	0.40 [6]	0.40	0.46	0.50	0.50	0.50 [6]
Net investment income	3.21 [6]	2.66	2.86	2.78	2.77	0.95 [6]
Portfolio turnover (%)[7]	9	11	19	12	16	0

[1]	Six months ended 10-31-20. Unaudited.
[2]	Period from 3-28-16 (commencement of operations) to 4-30-16.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL | JOHN HANCOCK MULTIFACTOR ETFS	95

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Exchange-Traded Fund Trust (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, fifteen of which are presented in this report (the funds).
The investment objective of each fund is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of their respective Index as listed below:
Fund	Index
Multifactor Consumer Discretionary ETF	John Hancock Dimensional Consumer Discretionary Index
Multifactor Consumer Staples ETF	John Hancock Dimensional Consumer Staples Index
Multifactor Developed International ETF	John Hancock Dimensional Developed International Index
Multifactor Emerging Markets ETF	John Hancock Dimensional Emerging Markets Index
Multifactor Energy ETF	John Hancock Dimensional Energy Index
Multifactor Financials ETF	John Hancock Dimensional Financials Index
Multifactor Healthcare ETF	John Hancock Dimensional Healthcare Index
Multifactor Industrials ETF	John Hancock Dimensional Industrials Index
Multifactor Large Cap ETF	John Hancock Dimensional Large Cap Index
Multifactor Materials ETF	John Hancock Dimensional Materials Index
Multifactor Media and Communications ETF	John Hancock Dimensional Media and Communications Index
Multifactor Mid Cap ETF	John Hancock Dimensional Mid Cap Index
Multifactor Small Cap ETF	John Hancock Dimensional Small Cap Index
Multifactor Technology ETF	John Hancock Dimensional Technology Index
Multifactor Utilities ETF	John Hancock Dimensional Utilities Index
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds and closed-end funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining
96	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of October 31, 2020, by major security category or type:
	Total value at 10-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Consumer Discretionary ETF
Investments in securities:
Assets
Common stocks	$33,236,453	$33,236,453	—	—
Short-term investments	390,081	390,081	—	—
Total investments in securities	$33,626,534	$33,626,534	—	—

Multifactor Consumer Staples ETF
Investments in securities:
Assets
Common stocks	$22,669,404	$22,669,404	—	—
Short-term investments	186,136	186,136	—	—
Total investments in securities	$22,855,540	$22,855,540	—	—

Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks
Australia	$27,301,459	$27,301,459	—	—
Austria	459,871	459,871	—	—
Belgium	3,846,988	3,846,988	—	—
Chile	296,033	296,033	—	—
Czech Republic	223,296	223,296	—	—
Denmark	10,806,046	10,806,046	—	—
Finland	6,692,744	6,692,744	—	—
France	41,372,372	41,372,372	—	—
Germany	34,678,502	34,678,502	—	—
Hong Kong	13,684,719	13,684,719	—	—
Ireland	5,062,790	5,062,790	—	—
Isle of Man	292,948	292,948	—	—
Israel	1,629,696	1,629,696	—	—
Italy	8,347,451	8,347,451	—	—
Japan	113,172,736	113,172,736	—	—
Jordan	165,063	165,063	—	—
Luxembourg	450,464	450,464	—	—
Macau	217,064	217,064	—	—
Mexico	129,253	129,253	—	—
Netherlands	17,301,815	17,301,815	—	—
New Zealand	1,226,393	1,226,393	—	—
Norway	2,289,225	2,289,225	—	—
Portugal	517,364	517,364	—	—
Singapore	4,955,497	4,955,497	—	—
Spain	8,906,124	8,906,124	—	—
Sweden	14,905,712	14,905,712	—	—
Switzerland	42,278,707	42,278,707	—	—
United Arab Emirates	1,416	—	$1,416	—
United Kingdom	56,720,191	56,720,191	—	—
United States	32,632	32,632	—	—
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	97

	Total value at 10-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Developed International ETF (continued)
Preferred securities	$3,389,535	$3,389,535	—	—
Rights	132,647	132,647	—	—
Short-term investments	5,584,229	5,584,229	—	—
Total investments in securities	$427,070,982	$427,069,566	$1,416	—

Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks	$651,982,615	$651,982,615	—	—
Preferred securities	7,929,006	7,929,006	—	—
Investment companies	113,946	113,946	—	—
Warrants	3,274	3,274	—	—
Short-term investments	3,589,842	3,589,842	—	—
Total investments in securities	$663,618,683	$663,618,683	—	—

Multifactor Energy ETF
Investments in securities:
Assets
Common stocks	$9,275,995	$9,275,995	—	—
Short-term investments	27,832	27,832	—	—
Total investments in securities	$9,303,827	$9,303,827	—	—
Derivatives:
Assets
Futures	$822	$822	—	—

Multifactor Financials ETF
Investments in securities:
Assets
Common stocks	$23,609,426	$23,609,426	—	—
Short-term investments	83,650	83,650	—	—
Total investments in securities	$23,693,076	$23,693,076	—	—

Multifactor Healthcare ETF
Investments in securities:
Assets
Common stocks	$43,212,089	$43,212,089	—	—
Short-term investments	326,356	326,356	—	—
Total investments in securities	$43,538,445	$43,538,445	—	—
Derivatives:
Liabilities
Futures	$(7,247)	$(7,247)	—	—

Multifactor Industrials ETF
Investments in securities:
Assets
Common stocks	$35,600,614	$35,600,614	—	—
Short-term investments	80,838	80,838	—	—
Total investments in securities	$35,681,452	$35,681,452	—	—

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks	$894,096,747	$894,096,747	—	—
98	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

	Total value at 10-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Large Cap ETF (continued)
Short-term investments	$2,570,320	$2,570,320	—	—
Total investments in securities	$896,667,067	$896,667,067	—	—

Multifactor Materials ETF
Investments in securities:
Assets
Common stocks	$22,186,628	$22,186,628	—	—
Short-term investments	382,010	382,010	—	—
Total investments in securities	$22,568,638	$22,568,638	—	—

Multifactor Media and Communications ETF
Investments in securities:
Assets
Common stocks	$25,245,536	$25,245,536	—	—
Short-term investments	17,271	17,271	—	—
Total investments in securities	$25,262,807	$25,262,807	—	—

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks	$1,557,256,666	$1,557,256,666	—	—
Short-term investments	15,246,231	15,246,231	—	—
Total investments in securities	$1,572,502,897	$1,572,502,897	—	—
Derivatives:
Liabilities
Futures	$(118,465)	$(118,465)	—	—

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$478,646,727	$478,646,727	—	—
Short-term investments	11,698,624	11,698,624	—	—
Total investments in securities	$490,345,351	$490,345,351	—	—

Multifactor Technology ETF
Investments in securities:
Assets
Common stocks	$41,320,610	$41,320,610	—	—
Short-term investments	367,045	367,045	—	—
Total investments in securities	$41,687,655	$41,687,655	—	—

Multifactor Utilities ETF
Investments in securities:
Assets
Common stocks	$24,049,348	$24,049,348	—	—
Short-term investments	32,517	32,517	—	—
Total investments in securities	$24,081,865	$24,081,865	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	99

Real estate investment trusts. The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the funds will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The funds may lend their securities to earn additional income. The funds receive collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their cash collateral in JHCT, an affiliate of the funds, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The funds have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the funds is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the funds are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the funds and the corresponding cash collateral received at October 31, 2020:
Fund	Market value of securities on loan	Cash collateral received
Multifactor Consumer Discretionary ETF	$345,635	$344,499
Multifactor Consumer Staples ETF	139,519	148,761
Multifactor Developed International ETF	7,680,865	5,108,913
Multifactor Emerging Markets ETF	6,382,442	3,590,685
Multifactor Energy ETF	31,072	—
Multifactor Financials ETF	115,308	51,366
Multifactor Healthcare ETF	346,385	180,712
Multifactor Industrials ETF	42,040	43,754
Multifactor Large Cap ETF	2,574,625	2,040,100
Multifactor Materials ETF	338,162	345,870
Multifactor Media and Communications ETF	167,167	—
Multifactor Mid Cap ETF	14,491,691	11,740,472
Multifactor Small Cap ETF	13,431,425	11,334,784
Multifactor Technology ETF	324,903	319,569
In addition, non-cash collateral in the form of U.S. Treasuries was pledged to the funds listed below. This non-cash collateral cannot be sold or repledged by the funds, and accordingly, is not reflected in the funds’ net assets.
Fund	Non-cash collateral
Multifactor Consumer Discretionary ETF	$12,994
Multifactor Developed International ETF	3,058,860
Multifactor Emerging Markets ETF	3,044,189
Multifactor Energy ETF	33,819
Multifactor Financials ETF	72,598
Multifactor Healthcare ETF	200,101
Multifactor Large Cap ETF	658,371
Multifactor Media and Communications ETF	180,485
Multifactor Mid Cap ETF	3,762,131
Multifactor Small Cap ETF	2,882,388
Multifactor Technology ETF	24,737
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities
100	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The funds may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the funds' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the funds as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The funds may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds' custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. Effective June 25, 2020, the funds and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the funds and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended October 31, 2020, the funds had no borrowings under the line of credit.
Commitment fees for the six months ended October 31, 2020 were as follows:
Fund	Commitment fee
Multifactor Consumer Discretionary ETF	$2,462
Multifactor Consumer Staples ETF	2,436
Multifactor Developed International ETF	3,285
Multifactor Emerging Markets ETF	3,777
Multifactor Energy ETF	2,427
Multifactor Financials ETF	2,457
Multifactor Healthcare ETF	2,483
Multifactor Industrials ETF	2,441
Multifactor Large Cap ETF	4,020
Multifactor Materials ETF	2,431
Multifactor Media and Communications ETF	2,442
Multifactor Mid Cap ETF	5,066
Multifactor Small Cap ETF	3,324
Multifactor Technology ETF	2,475
Multifactor Utilities ETF	2,448
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. Each fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of April 30, 2020, certain funds have short-term and long-term capital loss carryforwards available to offset future net realized capital gains. These carryforwards do not expire. The following table details the capital loss carryforwards available as of April 30, 2020:
	No Expiration Date
Fund	Short Term	Long Term
Multifactor Consumer Discretionary ETF	$2,009,939	$2,185,094
Multifactor Consumer Staples ETF	873,464	141,869
Multifactor Developed International ETF	8,248,408	5,837,151
Multifactor Emerging Markets ETF	8,583,969	1,812,018
Multifactor Energy ETF	3,499,014	1,012,194
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	101

	No Expiration Date
Fund	Short Term	Long Term
Multifactor Financials ETF	$1,354,761	$504,749
Multifactor Healthcare ETF	1,633,762	1,649,061
Multifactor Industrials ETF	1,027,142	905,998
Multifactor Large Cap ETF	10,081,955	7,357,177
Multifactor Materials ETF	1,016,878	879,524
Multifactor Media and Communications ETF	936,580	—
Multifactor Mid Cap ETF	35,946,007	12,892,570
Multifactor Small Cap ETF	47,317,665	10,356,537
Multifactor Technology ETF	1,732,501	638,057
Multifactor Utilities ETF	1,193,729	32,049
Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of April 30, 2020, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on October 31, 2020, including short-term investments, were as follows:
Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multifactor Consumer Discretionary ETF	$30,256,580	$5,590,190	$(2,220,236)	$3,369,954
Multifactor Consumer Staples ETF	22,581,042	1,827,907	(1,553,409)	274,498
Multifactor Developed International ETF	435,578,370	50,938,211	(59,445,599)	(8,507,388)
Multifactor Emerging Markets ETF	659,458,683	108,483,388	(104,323,388)	4,160,000
Multifactor Energy ETF	18,527,802	76,673	(9,299,826)	(9,223,153)
Multifactor Financials ETF	27,365,580	921,871	(4,594,375)	(3,672,504)
Multifactor Healthcare ETF	38,749,634	6,395,679	(1,614,115)	4,781,564
Multifactor Industrials ETF	34,323,570	2,967,502	(1,609,620)	1,357,882
Multifactor Large Cap ETF	800,581,196	170,206,243	(74,120,372)	96,085,871
Multifactor Materials ETF	20,630,063	2,998,425	(1,059,850)	1,938,575
Multifactor Media and Communications ETF	23,489,562	3,450,768	(1,677,523)	1,773,245
Multifactor Mid Cap ETF	1,470,368,124	236,583,228	(134,566,920)	102,016,308
Multifactor Small Cap ETF	481,278,154	43,939,785	(34,872,588)	9,067,197
Multifactor Technology ETF	33,708,596	9,606,537	(1,627,478)	7,979,059
Multifactor Utilities ETF	25,767,802	857,525	(2,543,462)	(1,685,937)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The funds generally declare and pay dividends at least semiannually from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the funds' financial statements as a return of capital. The final determination of tax characteristics of the funds' distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and redemptions-in-kind.
Note 3—Derivative instruments
The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the funds and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
102	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a fund is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the funds, if any, are identified in the Funds' investments. Subsequent payments, referred to as variation margin, are made or received by a fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the funds used futures contracts during the six months ended October 31, 2020. In addition, the table summarizes the range of notional contract amounts held by the funds, as measured at each quarter end:
Fund	Reason	USD Notional range
Multifactor Consumer Discretionary ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2020, there were no open futures contracts.	Up to $35,000, as measured during the period.
Multifactor Consumer Staples ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2020, there were no open futures contracts.	Up to $83,000, as measured during the period.
Multifactor Developed International ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2020, there were no open futures contracts.	Up to $22.1 million, as measured during the period.
Multifactor Emerging Markets ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2020, there were no open futures contracts.	Up to $22.4 million, as measured during the period.
Multifactor Energy ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets.	Up to $98,000, as measured at each quarter end.
Multifactor Financials ETF	The fund used futures contracts to gain exposure to certain securities markets. As of October 31, 2020, there were no open futures contracts and manage against changes in certain securities markets.	Up to $50,000, as measured during the period.
Multifactor Healthcare ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets.	Up to $131,000, as measured at each quarter end.
Multifactor Industrials ETF	The fund used futures contracts to gain exposure to certain securities markets. As of October 31, 2020, there were no open futures contracts and manage against changes in certain securities markets. As of October 31, 2020, there were no open futures contracts.	Up to $34,000, as measured during the period.
Multifactor Large Cap ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2020, there were no open futures contracts.	Up to $290,000, as measured at each quarter end.
Multifactor Materials ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2020, there were no open futures contracts.	Up to $83,000, as measured during the period.
Multifactor Media and Communications ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2020, there were no open futures contracts.	Up to $15,000, as measured at each quarter end.
Multifactor Mid Cap ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets.	Up to $2.3 million, as measured at each quarter end.
Multifactor Small Cap ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2020, there were no open futures contracts.	Up to $1.1 million, as measured during the period.
Multifactor Technology ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2020, there were no open futures contracts.	Up to $17,000, as measured during the period.
Multifactor Utilities ETF	The fund used futures contracts to gain exposure to certain securities markets and manage against changes in certain securities markets. As of October 31, 2020, there were no open futures contracts.	Up to $268,000, as measured during the period.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	103

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the funds at October 31, 2020 by risk category:
Fund	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Multifactor Energy ETF	Equity	Receivable/payable for futures variation margin	Futures [1]	$822	—
				$822	—
Multifactor Healthcare ETF	Equity	Receivable/payable for futures variation margin	Futures [1]	—	$(7,247)
				—	$ (7,247)
Multifactor Mid Cap ETF	Equity	Receivable/payable for futures variation margin	Futures [1]	—	$(118,465)
				—	$(118,465)

[1]	Reflects cumulative appreciation/depreciation on futures as disclosed in Funds' investments. Only the period end variation margin is separately disclosed on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2020:
		Statements of operations location - Net realized gain (loss) on:
Fund	Risk	Futures contracts
Multifactor Consumer Discretionary ETF	Equity	$(1,392)
	Total	$ (1,392)
Multifactor Consumer Staples ETF	Equity	$(465)
	Total	$ (465)
Multifactor Developed International ETF	Equity	$134,917
	Total	$134,917
Multifactor Emerging Markets ETF	Equity	$246,252
	Total	$246,252
Multifactor Energy ETF	Equity	$7,455
	Total	$ 7,455
Multifactor Financials ETF	Equity	$(1,131)
	Total	$ (1,131)
Multifactor Healthcare ETF	Equity	$(264)
	Total	$ (264)
Multifactor Industrials ETF	Equity	$(372)
	Total	$ (372)
Multifactor Large Cap ETF	Equity	$98,153
	Total	$ 98,153
Multifactor Materials ETF	Equity	$(816)
	Total	$ (816)
Multifactor Media and Communications ETF	Equity	$477
	Total	$ 477
Multifactor Mid Cap ETF	Equity	$299
	Total	$ 299
Multifactor Small Cap ETF	Equity	$18,669
	Total	$ 18,669
Multifactor Technology ETF	Equity	$(453)
	Total	$ (453)
Multifactor Utilities ETF	Equity	$6,645
	Total	$ 6,645
104	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended October 31, 2020:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Fund	Risk	Futures contracts
Multifactor Energy ETF	Equity	$822
	Total	$ 822
Multifactor Healthcare ETF	Equity	$(7,247)
	Total	$ (7,247)
Multifactor Large Cap ETF	Equity	$(54,691)
	Total	$ (54,691)
Multifactor Media and Communications ETF	Equity	$(400)
	Total	$ (400)
Multifactor Mid Cap ETF	Equity	$(118,465)
	Total	$(118,465)
Note 4—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the funds. The Advisor is an indirect, principally owned subsidiary of Manulife Financial Corporation (MFC).
Management fee. The funds have an investment management agreement with the Advisor under which each fund pays a monthly management fee to the Advisor equivalent on an annual basis as detailed below. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The funds are not responsible for payment of the subadvisory fees.
The management fee structure is as follows:
Fund	Average daily net assets
Multifactor Consumer Discretionary ETF	0.380%
Multifactor Consumer Staples ETF	0.380%
Multifactor Developed International ETF	0.350%
Multifactor Emerging Markets ETF	0.440%
Multifactor Energy ETF	0.380%
Multifactor Financials ETF	0.380%
Multifactor Healthcare ETF	0.380%
Multifactor Industrials ETF	0.380%
Fund	Average daily net assets
Multifactor Large Cap ETF	0.260%
Multifactor Materials ETF	0.380%
Multifactor Media and Communications ETF	0.380%
Multifactor Mid Cap ETF	0.370%
Multifactor Small Cap ETF	0.390%
Multifactor Technology ETF	0.380%
Multifactor Utilities ETF	0.380%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended October 31, 2020, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make a payment to each fund, in an amount equal to the amount by which expenses of the fund exceed the following:
Fund	Expense limitation as a percentage of average net assets
Multifactor Consumer Discretionary ETF	0.40%
Multifactor Consumer Staples ETF	0.40%
Multifactor Developed International ETF	0.39%
Multifactor Emerging Markets ETF	0.49%
Fund	Expense limitation as a percentage of average net assets
Multifactor Energy ETF	0.40%
Multifactor Financials ETF	0.40%
Multifactor Healthcare ETF	0.40%
Multifactor Industrials ETF	0.40%

SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	105

Fund	Expense limitation as a percentage of average net assets
Multifactor Large Cap ETF	0.29%
Multifactor Materials ETF	0.40%
Multifactor Media and Communications ETF	0.40%
Multifactor Mid Cap ETF	0.42%
Fund	Expense limitation as a percentage of average net assets
Multifactor Small Cap ETF	0.42%
Multifactor Technology ETF	0.40%
Multifactor Utilities ETF	0.40%
Expenses means all the expenses of the funds, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The funds' expense limitation agreement expires on August 31, 2021, unless renewed by mutual agreement of the funds and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to the following for the six months ended October 31, 2020:
Fund	Expense reimbursement
Multifactor Consumer Discretionary ETF	$68,319
Multifactor Consumer Staples ETF	67,286
Multifactor Developed International ETF	97,433
Multifactor Emerging Markets ETF	202,695
Multifactor Energy ETF	67,944
Multifactor Financials ETF	68,422
Multifactor Healthcare ETF	69,449
Multifactor Industrials ETF	68,291
Fund	Expense reimbursement
Multifactor Large Cap ETF	$120,448
Multifactor Materials ETF	66,700
Multifactor Media and Communications ETF	53,916
Multifactor Mid Cap ETF	53,026
Multifactor Small Cap ETF	82,092
Multifactor Technology ETF	69,685
Multifactor Utilities ETF	68,561

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended October 31, 2020, were equivalent to a net annual effective rate of the funds' average daily net assets:
Fund	Net Annual Effective Rate
Multifactor Consumer Discretionary ETF	0.01%
Multifactor Consumer Staples ETF	0.00%
Multifactor Developed International ETF	0.31%
Multifactor Emerging Markets ETF	0.38%
Multifactor Energy ETF	0.00%
Multifactor Financials ETF	0.00%
Multifactor Healthcare ETF	0.07%
Multifactor Industrials ETF	0.00%
Fund	Net Annual Effective Rate
Multifactor Large Cap ETF	0.23%
Multifactor Materials ETF	0.00%
Multifactor Media and Communications ETF	0.00%
Multifactor Mid Cap ETF	0.36%
Multifactor Small Cap ETF	0.36%
Multifactor Technology ETF	0.04%
Multifactor Utilities ETF	0.00%

Accounting and legal services. Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the funds, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended October 31, 2020, amounted to an annual rate of 0.02% of the funds' average daily net assets.
Trustee expenses. The funds compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Capital share transactions
Each fund will issue and redeem shares only in a large number of specified shares, each called a “creation unit,” or multiples thereof. Multifactor Large Cap ETF, Multifactor Mid Cap ETF, and Multifactor Small Cap ETF issue and redeem shares at NAV in creation units of 25,000 shares. Multifactor Consumer Discretionary ETF, Multifactor Consumer Staples ETF, Multifactor Energy ETF, Multifactor Financials ETF, Multifactor Healthcare ETF, Multifactor Industrials ETF, Multifactor Materials ETF, Multifactor Media and Communications ETF, Multifactor Technology ETF, and Multifactor Utilities ETF issue and redeem shares at NAV in creation units of 10,000 shares. Multifactor Developed International ETF and Multifactor Emerging Markets ETF issue and redeem shares at NAV in creation units of 100,000 shares.
Only authorized participants may engage in creation or redemption transactions directly with the funds. Such transactions generally take place when an authorized participant deposits into a fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the fund in exchange for a specified number of creation units. Similarly, shares can be redeemed only in creation units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a fund and a specified amount of cash. For
106	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

purposes of US GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Authorized participants pay a transaction fee to the custodian when purchasing and redeeming creation units of the funds. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. Individual shares of the funds may only be purchased and sold in secondary market transactions through brokers. Secondary market transactions may be subject to brokerage commissions. Shares of the funds are listed and traded on the NYSE Arca, Inc., trade at market prices rather than NAV, and may trade at a price greater than or less than NAV.
Affiliates of the funds or the Advisor owned the following percentage of shares outstanding on October 31, 2020:
Fund	% by Fund
Multifactor Consumer Discretionary ETF	79%
Multifactor Consumer Staples ETF	69%
Multifactor Energy ETF	62%
Multifactor Industrials ETF	54%
Multifactor Materials ETF	85%
Multifactor Media and Communications ETF	87%
Multifactor Utilities ETF	65%
Such concentration of shareholders’ capital could have a material effect on a fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, are aggregated below for the six months ended October 31, 2020. In addition, purchases and sales of in-kind transactions are aggregated below for the six months ended October 31, 2020:
	Purchases		Sales and maturities
Fund	In-kind transactions	Other	In-kind transactions	Other
Multifactor Consumer Discretionary ETF	$5,825,383	$3,611,664	$12,503,411	$3,902,915
Multifactor Consumer Staples ETF	4,191,318	1,141,678	2,011,607	1,264,724
Multifactor Developed International ETF	—	44,855,827	66,691,312	19,748,992
Multifactor Emerging Markets ETF	—	80,110,964	76,854,751	116,326,101
Multifactor Energy ETF	1,717,723	2,493,982	4,096,606	2,505,434
Multifactor Financials ETF	1,709,954	1,729,982	10,034,045	2,117,614
Multifactor Healthcare ETF	3,041,798	1,827,686	5,356,983	2,374,386
Multifactor Industrials ETF	13,812,735	2,667,564	4,997,581	2,757,635
Multifactor Large Cap ETF	97,374,331	30,410,437	95,023,005	31,992,594
Multifactor Materials ETF	967,108	1,585,512	—	1,561,148
Multifactor Media and Communications ETF	5,487,403	1,830,557	6,653,742	1,968,461
Multifactor Mid Cap ETF	104,405,357	146,815,108	103,663,064	151,080,162
Multifactor Small Cap ETF	35,593,436	172,726,211	86,405,581	172,028,025
Multifactor Technology ETF	4,421,572	2,387,110	6,741,506	2,753,453
Multifactor Utilities ETF	—	2,080,273	2,684,350	2,064,764
Note 8—Industry or sector risk
Certain funds generally invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 9—Investment by affiliated funds
Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of the funds' net assets. At October 31, 2020, funds within the John Hancock group of funds complex had the following affiliate ownership as a percentage of the funds’ net assets (funds with an affiliate ownership of 5% or more are disclosed separately):
Fund	Affiliated fund	Affiliated Concentration
Multifactor Developed International ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	47.42%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	23.14%
	Other affiliated funds	6.21%
	Total	76.77%
Multifactor Emerging Markets ETF	John Hancock Funds II Multimanager Lifestyle Growth Portfolio	27.03%
	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	20.82%
	John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	16.56%
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	107

	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	10.91%
	John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	10.23%
	Other affiliated funds	7.43%
	Total	92.98%
Multifactor Large Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	23.69%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	15.13%
	Other affiliated funds	6.68%
	Total	45.50%
Multifactor Mid Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	9.51%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	5.83%
	Other affiliated funds	13.06%
	Total	28.40%
Multifactor Small Cap ETF	John Hancock Variable Insurance Trust Managed Volatility Growth Portfolio	28.92%
	John Hancock Variable Insurance Trust Managed Volatility Balanced Portfolio	14.79%
	John Hancock Funds II Multimanager Lifestyle Growth Portfolio	13.40%
	John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	9.91%
	John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	5.31%
	Other affiliated funds	6.10%
	Total	78.43%
Note 10—Investment in affiliated underlying funds
The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds’ purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Consumer Discretionary ETF
John Hancock Collateral Trust*	34,306	$645,028	$5,075,484	$(5,377,324)	$349	$(183)	$2,780	—	$343,354
Multifactor Consumer Staples ETF
John Hancock Collateral Trust*	14,861	—	$1,100,837	$(952,089)	$(6)	$(4)	$80	—	$148,738
Multifactor Developed International ETF
John Hancock Collateral Trust*	511,174	$10,542,966	$38,762,112	$(44,190,699)	$5,173	$(3,415)	$37,666	—	$5,116,137
Multifactor Emerging Markets ETF
John Hancock Collateral Trust*	358,674	$6,738,757	$20,020,524	$(23,170,180)	$3,793	$(3,068)	$35,898	—	$3,589,826
Multifactor Energy ETF
John Hancock Collateral Trust*	—	$59,622	$350,376	$(410,002)	$18	$(14)	$324	—	—
Multifactor Financials ETF
John Hancock Collateral Trust*	5,116	$35,481	$362,886	$(347,151)	$5	$(14)	$197	—	$51,207
Multifactor Healthcare ETF
John Hancock Collateral Trust*	18,086	$183,786	$2,188,210	$(2,190,931)	$23	$(68)	$517	—	$181,020
108	JOHN HANCOCK MULTIFACTOR ETFS | SEMIANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Industrials ETF
John Hancock Collateral Trust*	4,371	$95,357	$854,728	$(906,329)	$15	$(22)	$1,018	—	$43,749
Multifactor Large Cap ETF
John Hancock Collateral Trust*	203,549	$1,882,757	$16,906,068	$(16,751,795)	$1,308	$(1,100)	$16,307	—	$2,037,238
Multifactor Materials ETF
John Hancock Collateral Trust*	34,557	—	$662,858	$(316,985)	$(3)	$(3)	$227	—	$345,867
Multifactor Media and Communications ETF
John Hancock Collateral Trust*	—	$150,711	$4,318,637	$(4,469,400)	$81	$(29)	$5,305	—	—
Multifactor Mid Cap ETF
John Hancock Collateral Trust*	1,172,752	$9,727,116	$72,685,422	$(70,675,216)	$4,741	$(4,456)	$62,905	—	$11,737,607
Multifactor Small Cap ETF
John Hancock Collateral Trust*	1,132,805	$12,670,705	$72,642,745	$(73,975,769)	$6,387	$(6,275)	$31,442	—	$11,337,793
Multifactor Technology ETF
John Hancock Collateral Trust*	31,894	$149,493	$3,253,025	$(3,083,290)	$47	$(61)	$479	—	$319,214

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect fund performance.
SEMIANNUAL REPORT | JOHN HANCOCK MULTIFACTOR ETFS	109

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Exchange-Traded Fund Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Dimensional Fund Advisors LP (the Subadvisor) with respect to each of the portfolios of the Trust (the Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2020 telephonic1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a telephonic meeting held on May 26-27, 2020.

Approval of Advisory and Subadvisory Agreements

At a telephonic meeting held on June 23-25, 2020, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds identified in Appendix A.

In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds' benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the Funds they manage. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor and/or its affiliates, including administrative services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all the Funds at the June meeting, the Board considered each Fund separately.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of Fund performance and operations throughout the year.

Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including, but not limited to, general supervision of and coordination of the services provided by the

____________________
1 On March 25, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the "Order") pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board's May and June meetings were held telephonically in reliance on the Order.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       110

Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers, including the Funds' distributor. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution, and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the Funds; and
(g)	the Advisor's reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment performance. In considering each Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the Funds' performance;
(b)	considered the comparative performance of each Fund's respective benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of each Fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to particular Funds.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund's respective benchmark and concluded that the performance of certain Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or each Fund's respective benchmark with certain exceptions noted in Appendix A. In such cases, the Board concluded that such performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, each Fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund's ranking within broader groups of funds. In comparing each Fund's contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.

The Board took into account management's discussion of the Funds' expenses, including actions taken over the past year to reduce management fees for certain of the Funds. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including each of the Funds, which is discussed further below. The Board also noted management's discussion of the Funds' expenses, as well as any actions taken over the past several years to reduce the Funds' operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund. The Board also took into account that management has approved the implementation of breakpoints in each Fund's subadvisory fee schedule. The Board reviewed information provided by the Advisor concerning the investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       111

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(h)	noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm's length;
(i)	noted that the Advisor also pays the Subadvisor a license fee in connection with each Fund's use of its Underlying Index;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with each Fund was reasonable and not excessive.

Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the Funds (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each Fund;
(b)	the Board also took into account management's discussion of each Fund's advisory fee structure; and
(c)	considered the effect of the Funds' growth in size on their performance and fees. The Board also noted that if the Funds' assets increase over time, the Funds may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund's benchmark and comparable funds;
(3)	the subadvisory fee for each Fund, including the approved breakpoints for each of the Funds and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       112

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for each Fund that is consistent with the Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays subadvisory fees to the Subadvisor. As noted above, the Board also considered each Fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Funds as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer groups were not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds to fees charged by each Fund's Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered each Fund's performance as compared to the Fund's respective peer group median and the benchmark index and noted that the Board reviews information about the Fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	although not without variation, the performance of certain Funds have generally been in line with or generally outperformed the historical performance of comparable funds, based on the median percentile, and/or each Fund's respective benchmark, with certain exceptions noted in Appendix A;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	that the subadvisory fees are paid by the Advisor and not the Funds and the Board has approved the implementation of breakpoints to each of the Fund's subadvisory fee schedule.

Additional information relating to each Fund's fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       113

APPENDIX A

Portfolio (subadvisors)	Performance of fund, as of 12.31.2019	Fees and expenses	Comments
Multifactor Consumer Discretionary ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one- and three-year periods and for the period since September 30, 2015.

Morningstar Category - The fund outperformed the peer group median for the one- and three-year periods and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Net total expenses for this fund are equal to the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group median for the one- and three-year periods and for the period since September 30, 2015.
Multifactor Consumer Staples ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one- and three-year periods and for the period since March 31, 2016.

Morningstar Category - The fund outperformed the peer group median for the one-year period and underperformed the peer group median for the three-year period and for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Net total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one- and three-year periods and for the period since March 31, 2016 and to the peer group median for the one-year period.
Multifactor Developed International ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed, for the one- and three-year periods and for the period since December 31, 2016.

Morningstar Category - The fund underperformed the peer group median for the one- and three-year periods and for the period since December 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Net total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the factors that contributed to the Fund's performance relative to the benchmark index and peer group median for the one- and three-year periods and the period since December 31, 2016, including the impact of past and current market conditions on the fund's strategy and management's plans for the fund.

The Board took into account management's discussion of the fund's expenses.

Multifactor Emerging Markets ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed, for the one-year period and for the period since September 30, 2018.

Morningstar Category - The fund outperformed the peer group median for the one-year period and underperformed for the period since September 30, 2018.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Net total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group median for the one-year period.

The Board took into account management's discussion of the fund's expenses.

Multifactor Energy ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one- and three-year periods and for the period since March 31, 2016.

Morningstar Category - The fund outperformed the peer group median for the one- and three-year periods and for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Net total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group median for the one- and three-year periods and for the period since March 31, 2016.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       114

Portfolio (subadvisors)	Performance of fund, as of 12.31.2019	Fees and expenses	Comments
Multifactor Financials ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one-year period and underperformed for the three-year period and for the period since September 30, 2015.

Morningstar Category - The fund outperformed the peer group median for the one- and three-year periods and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Net total expenses for this fund are equal to the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark for the one-year period and to the peer group median for the one- and three-year periods and for the period since September 30, 2015.

Multifactor Healthcare ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one- and three-year periods and for the period since September 30, 2015.

Morningstar Category - The fund underperformed the peer group median for the one- and three-year periods and outperformed the median for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Net total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group median for the period since September 30, 2015.

The Board took into account management's discussion of the factors that contributed to the fund's performance relative to the benchmark index for the one- and three-year periods and for the period since September 30, 2015 and relative to the peer group median for the one- and three-year periods, including the impact of past and current market conditions on the fund's strategy and management's outlook for the fund.

Multifactor Industrials ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund outperformed for the one- and three-year periods and for the period since March 31, 2016.

Morningstar Category - The fund outperformed the peer group median for the one- and three-year periods and for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Net total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index and peer group median for the one- and three-year periods and for the period since March 31, 2016.
Multifactor Large Cap ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one- and three-year periods and for the period since September 30, 2015.

Morningstar Category - The fund outperformed the peer group median for the one-year period and underperformed the median for the three-year period and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Net total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group median for the one-year period.

The Board took into account management's discussion of the factors that contributed to the Fund's performance relative to the benchmark index for the one- and three-year periods and for the period since September 30, 2015 and relative to the peer group median for the three-year period and the period since September 30, 2015, including the impact of past and current market conditions on the Fund's strategy and management's plans for the Fund.

The Board took into account management's discussion of the fund's expenses.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       115

Portfolio (subadvisors)	Performance of fund, as of 12.31.2019	Fees and expenses	Comments
Multifactor Materials ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one- and three-year periods and for the period since March 31, 2016.

Morningstar Category - The fund outperformed the peer group median for the one- and three-year periods and for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Net total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group median for the one- and three-year periods and for the period since March 31, 2016.
Multifactor Media and Communications ETF (Dimensional Fund Advisors LP)	Benchmark Index - The fund outperformed for the period since March 31, 2019. Morningstar Category - The fund outperformed the peer group median for the period since March 31, 2019.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Net total expenses for this fund are equal to the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index and peer group median for the period since March 31, 2019. The Board also noted the relatively short performance history of the fund.

Multifactor Mid Cap ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one-year period and outperformed for the three-year period and for the period since September 30, 2015.

Morningstar Category - The fund outperformed the peer group median for the one- and three-year periods and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are equal to the peer group median.

Net total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the three-year period and for the period since September 30, 2015 and to the peer group median for the one- and three-year periods and for the period since September 30, 2015.

The Board took into account management's discussion of the fund's expenses.

Multifactor Small Cap ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one-year period and for the period since November 30, 2017.

Morningstar Category - The fund outperformed the peer group median for the one-year period and underperformed the peer group median for the period since November 30, 2017.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are higher than the peer group median.

Net total expenses for this fund are higher than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group median for the one-year period.

The Board took into account management's discussion of the fund's expenses.

Multifactor Technology ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one- and three-year periods and for the period since September 30, 2015.

Morningstar Category - The fund outperformed the peer group median for the one-year period and underperformed the peer group median for the three-year period and for the period since September 30, 2015.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Net total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group median for the one-year period.

The Board took into account management's discussion of the factors that contributed to the Fund's performance relative to the benchmark index for the one- and three-year periods and the period since September 30, 2015 and relative to the peer group median for the three-year period and the period since September 30, 2015, including the impact of past and current market conditions on the Fund's strategy and management's outlook for the Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       116

Portfolio (subadvisors)	Performance of fund, as of 12.31.2019	Fees and expenses	Comments
Multifactor Utilities ETF (Dimensional Fund Advisors LP)

Benchmark Index - The fund underperformed for the one-year period and outperformed for the three-year period and for the period since March 31, 2016.

Morningstar Category - The fund underperformed the peer group median for the one- and three-year periods and for the period since March 31, 2016.

Subadvisor fee comparative data not provided due to limited size of Lipper peer group for this purpose.

Net management fees for this fund are lower than the peer group median.

Net total expenses for this fund are lower than the peer group median.

The Board took into account management's discussion of the fund's performance, including favorable performance relative to the benchmark index for the one- and three-year periods and the period since March 31, 2016.

The Board took into account management's discussion of the factors that contributed to the Fund's performance relative to the benchmark index for the one- year period and relative to the peer group median for the one- and three-year periods and the period since March 31, 2016, including the impact of past and current market conditions on the Fund's strategy and management's outlook for the Fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       117

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Frances G. Rathke1,*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Trevor Swanberg[2]
Chief Compliance Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Dimensional Fund Advisors LP

Portfolio Managers

Joseph F. Hohn
Joel P. Schneider
Lukas J. Smart, CFA

Principal distributor

Foreside Fund Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

Legal counsel

Dechert LLP

* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020

The funds' proxy voting policies and procedures, as well as the funds' proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the funds' holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The funds' Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your funds', as well as monthly portfolio holdings, and other funds' details available on our website at jhinvestments.com/etf or by calling 800-225-6020.

You can also contact us:
800-225-6020 jhinvestments.com/etf	Regular mail: John Hancock 200 Berkeley Street Boston, MA 02116

SEMIANNUAL REPORT   |   JOHN HANCOCK MULTIFACTOR ETFS       118

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Alternative Risk Premia

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Multi-Asset High Income

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach: We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management LLC ■ 200 Berkeley Street ■ Boston, MA 02116 ■ 800-225-6020 ■ jhinvestments.com/etf

This report is for the information of the shareholders of John Hancock Multifactor ETFs. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

JHAN-20180615-0136	ETFSA 10/20 12/2020

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Exchange-Traded Fund Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	December 4, 2020

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	December 4, 2020